UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07755

Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: February 28

Date of reporting period: February 28, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
February 28, 2023
Annual
Report
Fund Name Class A Class C Class I
Nuveen California High Yield Municipal Bond Fund NCHAX NAWSX NCHRX
Nuveen California Municipal Bond Fund NCAAX NAKFX NCSPX
Nuveen Connecticut Municipal Bond Fund FCTTX FDCDX FCTRX
Nuveen Massachusetts Municipal Bond Fund NMAAX NAAGX NBMAX
Nuveen New Jersey Municipal Bond Fund NNJAX NJCCX NMNJX
Nuveen New York Municipal Bond Fund NNYAX NAJPX NTNYX

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Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Portfolio Managers’ Comments 6
Risk Considerations and Dividend Information 13
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries 14
Yields 33
Expense Examples 35
Report of Independent Registered Public Accounting Firm 38
Portfolios of Investments 39
Statement of Assets and Liabilities 117
Statement of Operations 119
Statement of Changes in Net Assets 121
Statement of Cash Flows 124
Financial Highlights 125
Notes to Financial Statements 137
Important Tax Information 154
Additional Fund Information 155
Glossary of Terms Used in this Report 156
Liquidity Risk Management Program 158
Annual Investment Management Agreement Approval Process 159
Trustees and Officers 166

Chair’s Letter
to Shareholders
Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks over the past year to contain inflation have begun to take effect. From March 2022 to
March 2023, the Fed raised the target fed funds rate by 4.75% to a range of 4.75% to 5.00%, marking the fastest interest rate hiking cycle in its history. Across most of the world, inflation rates have fallen from their post-pandemic highs but currently remain well above the levels that central banks consider supportive of their economies’ long-term growth.
At the same time, the U.S. and other large economies have remained surprisingly resilient, even as financial conditions have tightened. Despite contracting in the first half of 2022, U.S.
gross domestic product grew 2.1% in the year overall compared to 2021. More recent data have shown a relatively strong jobs market, which has helped support consumer sentiment and spending despite historically high inflation. Markets are concerned that these conditions could keep upward pressure on prices and wages, which could prompt central banks to continue raising interest rates at the risk of slowing economies too much. Additionally, the recent collapse of two regional U.S. banks, Silicon Valley Bank and Signature Bank, and major
European bank Credit Suisse, is likely to add further downward pressure to the economy as the banking system slows lending in response.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting policy based upon these factors. While uncertainty has increased given the unpredictable outcome of tighter credit conditions on the economy, the Fed remains committed to acting until it sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a long-
term perspective amid the short-term noise. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
April 20, 2023

Important Notices

For Shareholders of
Nuveen California High Yield Municipal Bond Fund
Nuveen California Municipal Bond Fund
Nuveen Connecticut Municipal Bond Fund
Nuveen Massachusetts Municipal Bond Fund
Nuveen New Jersey Municipal Bond Fund
Nuveen New York Municipal Bond
Events that Occurred Subsequent to the Reporting Period
Portfolio Manager Updates for Nuveen California High Yield Municipal Bond Fund
Effective April 10, 2023, John V. Miller announced that he will retire from Nuveen on June 1, 2023 and will continue to serve as a portfolio manager of the Fund until that time.  In conjunction with this announcement, Scott R. Romans, Daniel J. Close and Stephen
J. Candido have each been named a portfolio manager of the Fund.

Portfolio Managers’
Comments
Nuveen California High Yield Municipal Bond Fund
Nuveen California Municipal Bond Fund
Nuveen Connecticut Municipal Bond Fund
Nuveen Massachusetts Municipal Bond Fund
Nuveen New Jersey Municipal Bond Fund
Nuveen New York Municipal Bond Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors,
LLC, the Funds’ investment adviser. Portfolio managers include John V. Miller, CFA, for the Nuveen California High Yield Municipal
Bond Fund, Scott R. Romans, PhD for the Nuveen California Municipal Bond Fund and the Nuveen New York Municipal Bond Fund,
Michael S. Hamilton for the Nuveen Connecticut Municipal Bond Fund and the Nuveen Massachusetts Municipal Bond Fund and
Paul L. Brennan, CFA, for the Nuveen New Jersey Municipal Bond Fund.
Soft Closure Update
Effective June 1, 2022, after suspending offering its shares to new investors on September 30, 2021, the Nuveen California High
Yield Municipal Bond Fund resumed the sale of its shares to new investors and all restrictions associated with the Fund’s soft closure were rescinded.
Portfolio Manager Update
Effective April 10, 2023 (subsequent to the close of this reporting period), Scott R. Romans, PhD, Daniel J. Close, CFA, and Stephen
J. Candido, CFA, were added as portfolio managers of the Nuveen California High Yield Municipal Bond Fund. John V. Miller, CFA,
will retire from Nuveen on June 1, 2023, and will continue to serve as a portfolio manager until that time.
Here the Funds’ portfolio managers review U.S. and municipal market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended February 28, 2023. For more information on the Funds’ investment objectives and policies, please refer to the prospectus.
What factors affected the U.S. economy and municipal markets during the twelve-month reporting period ended February
28, 2023?
Despite high inflation and tightening financial conditions, the U.S. economy remained on a moderate growth path during the twelve-month period ended February 28, 2023. The U.S. economy grew at a pace of 2.1% in 2022, normalizing from its rapid post-pandemic recovery in 2021 when it expanded 5.9%, according to the U.S. Bureau of Economic Analysis. Inflation remained persistently high as China’s Zero-COVID restrictions (later lifted in December 2022) and the Russia-Ukraine war worsened existing pandemic-related supply chain disruptions and drove food and energy prices higher. While the U.S. Federal Reserve (Fed) and other global central banks took aggressive measures that helped inflation rates ease off their peaks, the levels remained much higher than central banks’ target levels.
Beginning in March 2022, the Fed raised its target fed funds rate eight times during the reporting period, bringing it from near zero at the start of 2022 to a range of 4.50% to 4.75%. After the close of the reporting period, in March 2023, the Fed raised its rate by 0.25% to a range of 4.75% to 5.00%. This was a closely watched decision because of the failure of Silicon Valley Bank and
Signature Bank in March 2023, after the end of the reporting period, and uncertainty around the economic impact of these failures.
In the same month, Swiss bank UBS agreed to buy Credit Suisse, which had been troubled for some time and was considered to be vulnerable in the current environment. For much of the reporting period, the Fed’s activity led to significant volatility in bond and stock markets. In addition, it contributed to an increase in the U.S. dollar’s value relative to major world currencies, which acts as a headwind to the profits of international companies and U.S. domestic companies with overseas earnings. Global currency and bond markets were further roiled in September 2022 by an unpopular fiscal spending proposal in the U.K. but recovered after the plans were abandoned.
Inflation and higher borrowing costs weighed on consumer confidence and spending and notably cooled the housing market in this reporting period. However, the labor market, another key gauge of the economy’s health, remained stronger than expected.
By July 2022, the economy had recovered the 22 million jobs lost since the beginning of the pandemic. As of February 2023, the unemployment rate remained near its pre-pandemic low of 3.6%, although monthly job growth appeared to be slowing. The strong labor market and wage gains helped provide a measure of resilience to the U.S. economy in 2022 and early 2023, even as the Fed sought to soften job growth to help curb inflation pressures.

The broad municipal bond market declined over the twelve-month reporting period, primarily driven by interest rate and economic uncertainty. Municipal yields rose across the maturity spectrum, with a greater increase at the shorter end of the curve as markets priced in a more aggressive pace of monetary tightening to combat persistently high inflation. Although the yield curve flattened overall, shorter maturities still outperformed longer maturities. In response to the rising interest rate environment and heightened market volatility, dealers reduced their inventories and investors increased redemptions from traditional municipal bond mutual funds. For much of the reporting period, credit spreads were generally stable given relatively strong municipal fundamentals, although there was some widening as the market sell-off continued.
What were the economic and market environments in California, Connecticut, Massachusetts, New Jersey and New York
during the twelve-month reporting period ended February 28, 2023?
California’s $3.6 trillion economy is the largest in the United States, representing 14.1% of U.S. gross domestic product, and on a standalone basis would be the fifth largest economy in the world. The state’s economy is diverse and generally mirrors the nation’s economic composition but with a higher concentration in the information technology sector. During 2022, the state recovered the remaining 2.8 million jobs lost during the pandemic. However, employment gains are slowing because of technology layoffs, agricultural headwinds and declining housing affordability. The state’s unemployment rate was 4.3% as of February 2023, higher than the nation’s 3.6% rate. The state’s general fund budget for fiscal year 2023 (July 1, 2022 to June 30, 2023) totals $234.4 billion, which is 3.5% lower than the revised fiscal year 2022 budget. The fiscal year 2023 budget projected a $49.2 billion surplus, driven by revenues that were significantly higher and state costs that were lower than initially expected. California’s proposed budget of
$223.6 billion for fiscal year 2023-2024 (July 1, 2023 to June 30, 2024) represents a 6.9% decrease over the prior year and projects a $22.5 billion budget gap because of lower general fund revenues. The state has released plans to address the deficit. As of
February 2023, S&P affirmed its AA- rating and positive outlook on California general obligation (GO) debt. Moody’s affirmed its state GO rating of Aa2 with a stable outlook. California municipal bond supply totaled $47.8 billion for the twelve-month period ended February 28, 2023, a 40.5% decrease from the same period a year earlier.
Connecticut’s economy is led by manufacturing, financial services, education and health care, with a high per capita income. Since the pandemic peak unemployment rate of 11.4% in May 2020, Connecticut’s unemployment rate fell to 4.0% as of February 2023, compared to 3.6% for the nation. The state reported a $411 million general fund surplus for fiscal year 2022 (July 1, 2021 to June
30, 2022) and projects a $1.35 billion surplus in fiscal year 2023 (June 1, 2022 to June 30, 2023). Approximately $5.4 billion in
Connecticut municipal bonds were issued during the twelve months ending February 28, 2023, a 25.1% year-over-year decrease. At period end, Moody’s rated Connecticut Aa3 with a stable outlook, consistent with its upgrade from A1 to Aa3 in March 2021, in light of the state’s improved governance and high wealth levels. In December 2022, S&P upgraded Connecticut from A+ to AA- with a stable outlook.
Massachusetts’ economy is led by health care, education, financial services and technology and enjoys the second highest per capita income among the 50 states. Massachusetts’ unemployment rate stood at 3.7% in February 2023, compared to 3.6% for the nation. In fiscal year 2022 (July 1, 2021 to June 30, 2022), the state added $2.3 billion to its rainy day fund, bringing it to a total balance of $6.9 billion. The governor’s approved budget for fiscal year 2023 (July 1, 2022 to June 30, 2023) projects the rainy day fund to grow to $8.4 billion by the end of the fiscal year. As of May 2022, Moody’s rated Massachusetts Aa1 with a stable outlook, and S&P rated it AA with a stable outlook. Massachusetts municipal bond new issuance totaled $11.2 billion for the twelve-month period ended February 28, 2023, a 13.4% decrease from the same period a year earlier.
New Jersey continued its post-pandemic recovery in 2022, with nominal GDP growing approximately 9.1% to $745 billion, ranking the state’s economy the ninth largest in the United States. The state’s unemployment rate as of February 2023 was 3.5%, which was just below the national unemployment rate of 3.6%. The state concluded fiscal year 2022 (July 1, 2021 to June 30, 2022) with a large surplus for the second consecutive year primarily based on better-than-budgeted tax receipts as revenues surged roughly 19.0%
above the year prior. As a result, the state projects its undesignated fund balance increased to approximately $8.3 billion at the end of fiscal year 2022, or roughly 15.8% of appropriations. The proposed budget for fiscal year 2023 (July 1, 2022 to June 30, 2023)
was passed assuming a 3.0% reduction in revenues, but stronger-than-anticipated collections early in the fiscal year boosted revenue estimates by $3.7 billion, or 7.3% higher than the amount originally certified. However, tax collections showed signs of moderating in the second half of the year. In April 2023, Moody’s, S&P and Fitch each upgraded the state’s rating by one notch to A1, A and A+, respectively. Concurrently, all three rating agencies revised their outlooks to stable from positive. New Jersey municipal bond supply totaled $7.2 billion for the twelve-month period ended February 28, 2023, an 18% decrease from the same period a year earlier.
New York state’s $2.1 trillion economy represents 8.1% of U.S. gross domestic product. New York was hit harder than most states by the pandemic and its recovery lags the nation. As of February 2023, the state’s unemployment rate stood at 4.2%, compared to 3.6% for the nation. Despite the pandemic-related challenges, New York state’s finances have held up well, primarily driven by federal assistance under various federal pandemic relief bills and tax revenues exceeding initial estimates. The state’s general fund posted an $11.3 billion surplus in fiscal year 2022 (April 1, 2021 to March 31, 2022), equal to 16.5% of general fund revenues. Fiscal

Portfolio Managers’ Comments
(continued)

year 2023 (April 1, 2022, to March 31, 2023) is also projected to end with a surplus. New York State’s proposed budget for fiscal year
2024 (April 1, 2023, to March 31, 2024) is 3.2% higher than the adopted fiscal year 2023 budget and includes several proposed tax increases, such as hikes in the payroll mobility tax and the state cigarette tax. In April 2022, Moody’s upgraded its rating on New
York state to Aa1 stable from Aa2, citing New York’s better-than-expected tax revenue collections and the state’s agile financial management. S&P confirmed its AA+ stable rating for New York State in June 2022. New York municipal bond supply totaled $49.1 billion for the twelve-month period ended February 28, 2023, a 7.8% increase from the same period a year earlier.
Nuveen California High Yield Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended February 28, 2023?
The Fund invests primarily in municipal bonds that pay interest exempt from regular federal and California personal income tax. The portfolio seeks to identify "below investment grade" or "medium to lower rated," high-yielding municipal bonds that offer attractive value in terms of current yields, prices, credit quality, liquidity and future prospects.
During the twelve-month reporting period, the portfolio management team sold securities that they deemed to have limited long-term performance potential, such as pre-refunded bonds and bonds with lower purchase yields. The portfolio management team also engaged in bond swaps, which entailed using the proceeds of securities sold from the portfolio to buy similar holdings offering a comparable level of risk but superior income characteristics. For those times during the reporting period that the Fund had proceeds available to invest, the portfolio management team actively bought lower quality bonds that presented an attractive relative value opportunity.
How did the Fund perform during the twelve-month reporting period ended February 28, 2023?
The Class A Shares of the Nuveen California High Yield Municipal Bond Fund significantly underperformed the S&P Municipal
Yield Index for the twelve-month reporting period ended February 28, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Yield Index.
The main detractor from relative performance in the Fund was its relatively long portfolio duration, which extended during the twelve-month reporting period. As market conditions deteriorated, the Fund became more sensitive to the negative effects of higher interest rates. The duration impact was magnified by the effects of the Fund’s use of leverage, which further weighed on the
Fund’s relative performance. More details on the performance impact of the Fund’s leveraging strategy are included below.
Partly offsetting the Fund’s underperformance was its use of U.S. Treasury futures contracts, which were part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure. As interest rates rose, these futures contracts contributed to the Fund’s relative performance during the reporting period.
Impact of the Nuveen California High Yield Municipal Bond Fund’s Leveraging Strategy on Performance
One important factor impacting the returns of the Nuveen California High Yield Municipal Bond Fund relative to its benchmark was the Fund’s use of leverage through its investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Fund uses leverage because research has shown that, over time, it can provide opportunities for additional income. Such opportunities arise when the short-term rates that the Fund pays on its leveraged instruments are lower than the interest the Fund earns on its portfolio of long-term bonds purchased with the proceeds of that leverage. This has been particularly true in the recent market environment where short-term rates have been low by historical standards. However, use of leverage can expose the Fund to additional price volatility. When the Fund uses leverage, it will experience a greater increase in its net asset value (NAV) if the municipal bonds acquired through the use of leverage increase in value, but it will also experience a correspondingly larger decline in its NAV if the bonds acquired through leverage decline in value, making the Fund’s NAV more volatile, and its total return performance more variable, over time. In addition, income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and will typically increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term tax-exempt interest rates. While fund leverage expenses are somewhat higher than their all-time lows after the 2007-2009 financial crisis, which has contributed to a reduction in net income and long-term total return potential, leverage nevertheless continues to provide the opportunity for incremental income. The investment team believes that the potential benefits from leverage continue to outweigh the associated increases in risk and volatility. As of February 28, 2023, the effective leverage was 25.9% which is within the Fund’s expected range and is regularly monitored.

The Fund’s use of leverage through inverse floating rate securities significantly detracted from the relative performance of the Fund during this reporting period.
Nuveen California Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended February 28, 2023?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, California state, and in some cases, local income taxes as is consistent with preservation of capital.
The Fund’s trading activity was elevated during this reporting period and focused on exchanging existing portfolio holdings for newly issued securities with similar risk characteristics but better yields. These transactions increased the Fund’s earnings and supported its dividend while generating a capital loss that portfolio management can apply against future capital gains. Another strategy the portfolio management team pursued was to sell higher quality debt and reinvest the proceeds into lower rated bonds, which were relative underperformers and, in the team’s view, offered long-term opportunity. A third notable strategy involved managing the portfolio’s duration and interest rate sensitivity. The portfolio management team kept the Fund’s duration within its target range by buying bonds with very short maturities, as these securities helped balance the longer-term bonds the Fund purchased to implement its other strategies.
How did the Fund perform during the twelve-month reporting period ended February 28, 2023?
The Class A Shares of the Nuveen California Municipal Bond Fund underperformed the S&P Municipal Bond California Index for the
twelve-month reporting period ended February 28, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond California Index.
Duration positioning was the largest detractor from relative performance. With the Fed rapidly raising short-term interest rates throughout the reporting period, the Fund’s overweight to longer-duration securities and underweight to shorter-duration securities made it more sensitive to rising interest rates and meaningfully detracted.
Partly offsetting this negative relative performance impact was the Fund’s underweight in tobacco bonds, which underperformed during the reporting period. The Fund’s use of U.S. Treasury futures as part of its overall strategy to manage portfolio duration also helped partially offset underperformance.
Nuveen Connecticut Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended February 28, 2023?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Connecticut state, and in some cases, local income taxes as is consistent with preservation of capital.
During the reporting period, the portfolio management team prioritized selling lower yielding bonds to improve the Fund’s income characteristics. Simultaneously, portfolio management focused on identifying and ultimately maintaining existing portfolio holdings they believed could provide favorable long-term performance opportunity once municipal bond market conditions potentially stabilize and improve.
How did the Fund perform during the twelve-month reporting period ended February 28, 2023?
The Class A Shares of the Nuveen Connecticut Municipal Bond Fund significantly underperformed the S&P Municipal Bond
Connecticut Index for the twelve-month reporting period ended February 28, 2023. For the purposes of this Performance
Commentary, references to relative performance are in comparison to the S&P Municipal Bond Connecticut Index.
The Fund’s duration positioning was the largest detractor from relative performance. With the Fed rapidly raising short-term interest rates throughout the reporting period, the portfolio’s relatively longer duration made it more sensitive to rising interest rates and weighed on results. Security selection also detracted. Most notably, the Fund was underweight Connecticut state general obligation debt, which makes up a large portion of the benchmark. The Fund’s limitations to exposure in this category, which was a relative outperformer during this reporting period, detracted from results. Another detractor was the Fund’s credit quality

Portfolio Managers’ Comments
(continued)

positioning. As bonds with weaker credit quality tended to underperform their higher quality counterparts this reporting period, the
Fund’s overweight to A rated and non-rated bonds hampered results.
During the reporting period, there were no material contributors that offset the Fund’s underperformance.
Nuveen Massachusetts Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended February 28, 2023?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Massachusetts state, and in some cases, local income taxes as is consistent with preservation of capital.
During the reporting period, the portfolio management team prioritized selling lower yielding bonds to improve the Fund’s income characteristics. Simultaneously, portfolio management focused on identifying and ultimately maintaining existing portfolio holdings they believed could provide favorable long-term performance opportunity once municipal bond market conditions potentially stabilize and improve.
How did the Fund perform during the twelve-month reporting period ended February 28, 2023?
The Class A Shares of the Nuveen Massachusetts Municipal Bond Fund underperformed the S&P Municipal Bond Massachusetts
Index for the twelve-month reporting period ended February 28, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Massachusetts Index.
The Fund’s duration positioning was the largest detractor from relative performance. With the Fed rapidly raising short-term interest rates throughout the reporting period, the portfolio’s relatively longer duration made it more sensitive to rising interest rates and weighed on results. Security selection also detracted. Most notably, the Fund was underweight Massachusetts state general obligation debt, which makes up a large portion of the benchmark. The Fund’s limitations to exposure in this category, which was a relative outperformer this reporting period, detracted from results. Another relative detractor was the Fund’s credit quality positioning. As bonds with weaker credit quality tended to underperform their higher quality counterparts this reporting period, the
Fund’s overweight in A rated bonds hampered results.
During the reporting period, there were no material contributors that offset the Fund’s underperformance.
Nuveen New Jersey Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended February 28, 2023?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, New Jersey state, and in some cases, local income taxes as is consistent with preservation of capital.
During the twelve-month reporting period, the portfolio management team sold various securities from the portfolio with an aim to maintain the Fund’s sector, credit quality and duration exposures as much as possible. In selling these bonds, portfolio management also sought to improve the Fund’s income characteristics and tax efficiency.
How did the Fund perform during the twelve-month reporting period ended February 28, 2023?
The Class A Shares of the Nuveen New Jersey Municipal Bond Fund underperformed the S&P Municipal Bond New Jersey Index for the twelve-month reporting period ended February 28, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond New Jersey Index.
Duration positioning was the Fund’s biggest relative performance detractor. Because the Fund had a longer duration than the benchmark, it was more sensitive to the negative effects of higher rates. An additional relative detractor was the Fund’s credit quality positioning. During the reporting period, bonds with lower credit ratings generally underperformed their higher rated counterparts.
Accordingly, the Fund’s overweight in the A and BBB credit tiers hampered results.

Modestly offsetting these negative factors was favorable security selection among New Jersey state-issued bonds, which benefited from the state’s solid financial performance and credit profile.
Nuveen New York Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended February 28, 2023?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, New York state, and in some cases, local income taxes as is consistent with preservation of capital.
The Fund’s trading activity was elevated during this reporting period and focused on exchanging existing portfolio holdings for newly issued securities with similar risk characteristics but better yields. These transactions increased the Fund’s earnings and supported its dividend while generating a capital loss that portfolio management can apply against future capital gains. Another strategy the portfolio management team pursued was to sell higher quality debt and reinvest the proceeds into lower rated bonds, which were relative underperformers and, in the team’s view, offered long-term opportunity.
How did the Fund perform during the twelve-month reporting period ended February 28, 2023?
The Class A Shares of the Nuveen New York Municipal Bond Fund underperformed the S&P Municipal Bond New York Index for the twelve-month reporting period ended February 28, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond New York Index.
Duration positioning was the largest detractor from the Fund’s relative performance. With the Fed rapidly raising short-term interest rates throughout the reporting period, the Fund’s overweight to longer-duration securities and underweight to shorter-
duration securities made it more sensitive to rising interest rates and meaningfully detracted. The Fund’s credit exposure also detracted. An overweight in the non-rated and BB credit rating tiers of the municipal bond market detracted, as higher quality bonds tended to outperform lower quality bonds during the reporting period.
During the reporting period, there were no material contributors that offset the Fund’s underperformance.

Portfolio Managers’ Comments
(continued)

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating (except for Nuveen California High Yield Municipal Bond Fund, which uses the lowest rating) given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc.
(Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-
investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations and Dividend
Information

Risk Considerations
Nuveen California High Yield Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due.
The Fund concentrates in non-investment grade and unrated bonds with long maturities and durations which carry heightened credit risk, liquidity risk, and potential for default. In addition, the Fund oftentimes engages in a significant amount of portfolio leverage and in doing so, assumes a high level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
Nuveen California Municipal Bond Fund
Nuveen Connecticut Municipal Bond Fund
Nuveen Massachusetts Municipal Bond Fund
Nuveen New Jersey Municipal Bond Fund
Nuveen New York Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries
The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, are excluded from the calculation of a Fund’s effective leverage ratio.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating (except for Nuveen California High Yield Municipal
Bond Fund, which uses lowest rating) given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors
Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and
D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen California High Yield Municipal Bond Fund
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
February 28, 2023

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Yield Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of February 28, 2023
Total Returns as of
February 28, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 3/28/06 (16.24)% 0.10% 2.59% 0.97%
Class A Shares at maximum Offering Price 3/28/06 (19.73)% (0.75)% 2.15% —
S&P Municipal Yield Index — (8.58)% 2.83% 3.48% —
Lipper California Municipal Debt Funds Classification Average — (7.21)% 1.07% 2.01% —
Class C Shares at NAV 2/10/14 (16.95)% (0.73)% —% 1.77%
Class C Shares at maximum Offering Price 2/10/14 (16.95)% (0.73)% —% —
Class I Shares 3/28/06 (16.16)% 0.29% 2.79% 0.77%
Total Returns as of
February 28, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (16.95)% (0.73)% 2.45% 1.77%
Class C Shares at maximum Offering Price 2/10/14 (16.95)% (0.73)% 2.45% –
Effective Leverage Ratio 25.93%

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries February 28, 2023
(continued)
Growth of an Assumed $10,000 Investment as of February 28, 2023
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Holdings Summaries as of February 28, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 133 .5%
Common Stocks 0 .1%
Other Assets & Liabilities, Net 1.6%
Floating Rate Obligations (30.6)%
Borrowings (4.6)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
California 90.0%
Puerto Rico 8.0%
Florida 0.9%
Virgin Islands 0.5%
Guam 0.5%
Virginia 0.1%
Tennessee 0.0%
Illinois 0.0%
Missouri 0.0%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 27.5%
Health Care 14.0%
Education and Civic
Organizations 13.4%
Tax Obligation/General 13.2%
Housing/Multifamily 13.0%
Transportation 7.7%
Utilities 6.0%
Other 5.1%
Common Stocks 0.1%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 0.9%
AA 20.4%
A 11.1%
BBB 10.7%
BB or Lower 8.0%
N/R (not rated) 48.9%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from California personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen California Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
February 28, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond California Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** Value rounded to zero
Effective Leverage Ratio as of February 28, 2023
Total Returns as of
February 28, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 9/07/94 (7.69)% 0.86% 2.34% 0.72%
Class A Shares at maximum Offering Price 9/07/94 (11.57)% —%
***
1.90% —
S&P Municipal Bond Index — (4.91)% 1.68% 2.13% —
S&P Municipal Bond California Index — (4.78)% 1.55% 2.34% —
Lipper California Municipal Debt Funds Classification Average — (7.21)% 1.07% 2.01% —
Class I Shares 7/01/86 (7.64)% 1.04% 2.53% 0.52%
Total Returns as of
February 28, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (8.48)% 0.04% 1.97% 1.52%
Class C Shares at maximum Offering Price 2/10/14 (8.48)% 0.04% 1.97% –
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of February 28, 2023
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries
February 28, 2023 (continued)
Holdings Summaries as of February 28, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 98 .9%
Other Assets & Liabilities, Net 1.2%
Borrowings (0.1)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
California 96.7%
Puerto Rico 2.7%
Guam 0.6%
Total 100%
Portfolio Composition
2
(% of total investments)
Transportation 20.1%
Housing/Multifamily 15.2%
Utilities 13.2%
Tax Obligation/General 12.1%
Health Care 11.6%
U.S. Guaranteed 11.3%
Tax Obligation/Limited 10.8%
Other 5.7%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 10.9%
AAA 5.4%
AA 32.4%
A 20.6%
BBB 8.3%
BB or Lower 2.8%
N/R (not rated) 19.6%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from California personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Connecticut Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
February 28, 2023

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Connecticut Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of February 28, 2023
Total Returns as of
February 28, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 7/13/87 (7.94)% 0.64% 1.37% 0.78%
Class A Shares at maximum Offering Price 7/13/87 (11.83)% (0.23)% 0.93% —
S&P Municipal Bond Index — (4.91)% 1.68% 2.13% —
S&P Municipal Bond Connecticut Index — (3.31)% 2.06% 1.86% —
Lipper Other States Municipal Debt Funds Classification Average — (6.49)% 0.79% 1.30% —
Class I Shares 2/25/97 (7.72)% 0.85% 1.58% 0.58%
Total Returns as of
February 28, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (8.63)% (0.17)% 1.09% 1.58%
Class C Shares at maximum Offering Price 2/10/14 (8.63)% (0.17)% 1.09% –
Effective Leverage Ratio 0.73%

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries February 28, 2023
(continued)
Growth of an Assumed $10,000 Investment as of February 28, 2023
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Holdings Summaries as of February 28, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 99.0%
Short-Term Municipal Bonds 1.4%
Other Assets & Liabilities, Net 0.3%
Floating Rate Obligations (0.7)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Connecticut 94.4%
Puerto Rico 3.8%
Guam 1.5%
Virgin Islands 0.3%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 29.0%
Tax Obligation/Limited 17.6%
Education and Civic
Organizations 17.2%
Health Care 16.2%
Utilities 7.4%
Long-Term Care 3.3%
U.S. Guaranteed 3.2%
Other 6.1%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 3.2%
AAA 4.2%
AA 52.9%
A 19.8%
BBB 11.7%
BB or Lower 2.4%
N/R (not rated) 5.8%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Connecticut personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Massachusetts Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
February 28, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Massachusetts Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of February 28, 2023
Total Returns as of
February 28, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 9/07/94 (7.99)% 0.72% 1.57% 0.77%
Class A Shares at maximum Offering Price 9/07/94 (11.88)% (0.15)% 1.13% —
S&P Municipal Bond Index — (4.91)% 1.68% 2.13% —
S&P Municipal Bond Massachusetts Index — (4.82)% 1.43% 1.87% —
Lipper Massachusetts Municipal Debt Funds Classification Average — (7.03)% 0.67% 1.23% —
Class I Shares 12/22/86 (7.82)% 0.92% 1.77% 0.57%
Total Returns as of
February 28, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (8.74)% (0.09)% 1.31% 1.57%
Class C Shares at maximum Offering Price 2/10/14 (8.74)% (0.09)% 1.31% –
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of February 28, 2023
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries
February 28, 2023 (continued)
Holdings Summaries as of February 28, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 97.0%
Short-Term Municipal Bonds 2.1%
Other Assets & Liabilities, Net 0.9%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Massachusetts 94.1%
Puerto Rico 3.8%
Guam 1.9%
Virgin Islands 0.2%
Total 100%
Portfolio Composition
2
(% of total investments)
Education and Civic
Organizations 21.6%
Tax Obligation/Limited 19.7%
Health Care 19.3%
Tax Obligation/General 16.6%
Utilities 8.7%
Transportation 5.8%
U.S. Guaranteed 4.5%
Other 3.8%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 4.0%
AAA 5.3%
AA 56.8%
A 16.2%
BBB 10.2%
BB or Lower 1.5%
N/R (not rated) 6.0%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from
Massachusetts personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen New Jersey Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
February 28, 2023

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New Jersey Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of February 28, 2023
Total Returns as of
February 28, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 9/06/94 (6.45)% 1.23% 2.02% 0.78%
Class A Shares at maximum Offering Price 9/06/94 (10.41)% 0.36% 1.59% —
S&P Municipal Bond Index — (4.91)% 1.68% 2.13% —
S&P Municipal Bond New Jersey Index — (3.70)% 2.35% 2.70% —
Lipper New Jersey Municipal Debt Funds Classification Average — (6.07)% 1.51% 1.75% —
Class I Shares 2/28/92 (6.31)% 1.43% 2.23% 0.58%
Total Returns as of
February 28, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (7.16)% 0.43% 1.78% 1.58%
Class C Shares at maximum Offering Price 2/10/14 (7.16)% 0.43% 1.78% –
Effective Leverage Ratio 1.79%

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries February 28, 2023
(continued)
Growth of an Assumed $10,000 Investment as of February 28, 2023
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Holdings Summaries as of February 28, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 100.3%
Other Assets & Liabilities, Net 1.5%
Floating Rate Obligations (1.8)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
New Jersey 91.5%
Puerto Rico 2.8%
Pennsylvania 2.4%
New York 2.3%
Delaware 1.0%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 18.4%
Tax Obligation/General 14.0%
Transportation 13.3%
Education and Civic
Organizations 13.1%
Health Care 12.0%
Utilities 11.0%
Housing/Multifamily 5.6%
Other 12.6%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 3.5%
AAA 11.7%
AA 40.7%
A 26.7%
BBB 11.5%
BB or Lower 2.5%
N/R (not rated) 3.4%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New Jersey personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen New York Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
February 28, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New York Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of February 28, 2023
Total Returns as of
February 28, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 9/07/94 (8.28)% 0.74% 1.71% 0.73%
Class A Shares at maximum Offering Price 9/07/94 (12.16)% (0.12)% 1.27% —
S&P Municipal Bond Index — (4.91)% 1.68% 2.13% —
S&P Municipal Bond New York Index — (4.99)% 1.43% 2.02% —
Lipper New York Municipal Debt Funds Classification Average — (7.41)% 1.03% 1.60% —
Class I Shares 12/22/86 (7.99)% 0.96% 1.92% 0.53%
Total Returns as of
February 28, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (8.96)% (0.07)% 1.47% 1.53%
Class C Shares at maximum Offering Price 2/10/14 (8.96)% (0.07)% 1.47% –
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of February 28, 2023
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries
February 28, 2023 (continued)
Holdings Summaries as of February 28, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 99.0%
Other Assets & Liabilities, Net 1.0%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
New York 97.0%
Puerto Rico 2.6%
Guam 0.4%
Total 100%
Portfolio Composition
2
(% of total investments)
Transportation 26.6%
Tax Obligation/Limited 25.1%
Health Care 12.1%
Education and Civic
Organizations 11.3%
Utilities 8.9%
Tax Obligation/General 5.9%
U.S. Guaranteed 3.4%
Other 6.7%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 3.0%
AAA 9.1%
AA 38.9%
A 18.7%
BBB 17.9%
BB or Lower 5.1%
N/R (not rated) 7.3%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New York personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Yields
as of February 28, 2023

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen California High Yield Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 4 .00% 3 .42% 4 .41%
SEC 30-Day Yield 4 .07% 3 .42% 4 .46%
Taxable-Equivalent Yield (54.1%)
2
8 .66% 7 .28% 9 .49%
Nuveen California Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3 .33% 2 .71% 3 .72%
SEC 30-Day Yield 3 .19% 2 .53% 3 .54%
Taxable-Equivalent Yield (54.1%)
2
6 .95% 5 .51% 7 .71%
Nuveen Connecticut Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .64% 1 .92% 2 .94%
SEC 30-Day Yield 2 .94% 2 .26% 3 .25%
Taxable-Equivalent Yield (47.8%)
2
5 .63% 4 .33% 6 .22%
Nuveen Massachusetts Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .57% 1 .84% 2 .88%
SEC 30-Day Yield 2 .93% 2 .25% 3 .26%
Taxable-Equivalent Yield (45.8%)
2
5 .40% 4 .14% 6 .00%
Nuveen New Jersey Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .67% 1 .98% 3 .01%
SEC 30-Day Yield 2 .92% 2 .25% 3 .26%
Taxable-Equivalent Yield (51.6%)
2
6 .03% 4 .65% 6 .74%

Nuveen New York Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3 .45% 2 .79% 3 .78%
SEC 30-Day Yield 3 .38% 2 .72% 3 .73%
Taxable-Equivalent Yield (51.7%)
2
6 .96% 5 .60% 7 .68%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended February 28, 2023.
The beginning of the period is September 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen California High Yield Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 972.43 $ 967.49 $ 972.33
Expenses Incurred During the Period $ 4.65 $ 8.49 $ 3.67
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.08 $ 1,016.17 $ 1,021.08
Expenses Incurred During the Period $ 4.76 $ 8.70 $ 3.76
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.95%, 1.74% and 0.75% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen California Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 997.23 $ 993.19 $ 997.45
Expenses Incurred During the Period $ 3.76 $ 7.71 $ 2.77
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.03 $ 1,017.06 $ 1,022.02
Expenses Incurred During the Period $ 3.81 $ 7.80 $ 2.81
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.76%, 1.56% and 0.56% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen Connecticut Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,001.21 $ 997.14 $ 1,002.29
Expenses Incurred During the Period $ 3.92 $ 7.87 $ 2.93
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.88 $ 1,016.91 $ 1,021.87
Expenses Incurred During the Period $ 3.96 $ 7.95 $ 2.96
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.79%, 1.59% and 0.59% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen Massachusetts Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 995.91 $ 991.77 $ 995.82
Expenses Incurred During the Period $ 3.71 $ 7.61 $ 2.72
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.08 $ 1,017.16 $ 1,022.07
Expenses Incurred During the Period $ 3.76 $ 7.70 $ 2.76
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.75%, 1.54% and 0.55% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen New Jersey Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,005.72 $ 1,002.72 $ 1,006.73
Expenses Incurred During the Period $ 4.03 $ 7.99 $ 3.04
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.78 $ 1,016.81 $ 1,021.77
Expenses Incurred During the Period $ 4.06 $ 8.05 $ 3.06
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.81%, 1.61% and 0.61% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).

Nuveen New York Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 999.95 $ 996.91 $ 1,002.02
Expenses Incurred During the Period $ 3.77 $ 7.72 $ 2.78
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.03 $ 1,017.06 $ 1,022.02
Expenses Incurred During the Period $ 3.81 $ 7.80 $ 2.81
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.76%, 1.56% and 0.56% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm
To the Shareholders and Board of Trustees
Nuveen Multistate Trust II:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Nuveen California High Yield Municipal Bond
Fund, Nuveen California Municipal Bond Fund, Nuveen Connecticut Municipal Bond Fund, Nuveen Massachusetts
Municipal Bond Fund, Nuveen New Jersey Municipal Bond Fund, and Nuveen New York Municipal Bond Fund
(six of the funds comprising Nuveen Multistate Trust II) (the Funds), including the portfolios of investments, as of
February 28, 2023, the related statements of operations and cash flows (Nuveen California High Yield Municipal Bond
Fund) for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of February 28, 2023, the results of their operations and their cash flows (as applicable) for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2023, by correspondence with custodians and brokers;
when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Nuveen investment companies since 2014.
Chicago, Illinois
April 26, 2023

Nuveen California High Yield Municipal Bond
Fund
Portfolio of Investments February 28, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 133.6%
X
1,542,010,500 MUNICIPAL BONDS - 133.5%
X 1,542,010,500
Consumer Staples - 5.1%
$ 27,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Alameda County Tobacco Asset Securitization
Corporation, Subordinate Series 2006A, 0.000%, 6/01/50
3/23 at 18.99 N/R $ 5,115,690
1,155 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation,
Turbo, Series 2007A, 5.000%, 6/01/47
3/23 at 100.00 N/R 1,064,598
1,870 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Merced County Tobacco Funding Corporation,
Series 2020B, 5.000%, 6/01/50
12/30 at 100.00 N/R 1,871,029
20,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Series 2006A, 0.000%, 6/01/46
3/23 at 26.83 N/R 4,858,800
5,095 California County Tobacco Securitization Agency, Tobacco Settlement
Bonds, Gold Country Settlement Funding Corporation, Subpordinate
Series 2020B-2, 0.000%, 6/01/55
12/30 at 36.29 N/R 1,039,635
213,695 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 21,241,283
12,500 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Taxable Senior Series 2021A-1,
4.214%, 6/01/50
12/31 at 100.00 BBB+ 10,003,375
3,460 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.625%, 6/01/47
3/23 at 100.00 N/R 3,167,457
25,600 Inland Empire Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital
Appreciation, 0.000%, 6/01/47
3/23 at 20.05 CCC 5,119,232
7,500 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A, 0.000%, 6/01/47
3/23 at 25.71 N/R 1,839,900
15,670 Tobacco Securitization Authority of Northern California, Tobacco
Settlement Asset-Backed Bonds, Refunding Sacramento County
Tobacco Securitization Corporation Series 2021B-2 Class 2, 0.000%,
6/01/60
12/30 at 33.42 N/R 2,554,053
5,000 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco Asset
Securitization Corporation, First Subordinate CABs, Series 2006B,
0.000%, 6/01/46
3/23 at 23.97 CCC- 924,500
Total Consumer Staples 58,799,552
Education and Civic Organizations - 17.9%
California Enterprise Development Authority, Charter School
Revenue Bonds, Academy for Academic Excellence
Project, Series 2020A:
700 5.000%, 7/01/50, 144A 7/27 at 100.00 Ba2 635,173
650 5.000%, 7/01/55, 144A 7/27 at 100.00 Ba2 578,728
2,000 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 N/R 1,304,820
4,240 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 N/R 3,960,881
California Infrastructure and Economic Development Bank,
Revenue Bonds, Los Angeles County Museum of Natural
History Foundation, Series 2020:
10,000 3.000%, 7/01/50, (UB) 7/30 at 100.00 A2 7,438,900
4,250 4.000%, 7/01/50, (UB) (4) 7/30 at 100.00 A2 3,874,938

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 250 California Infrastructure and Economic Development Bank, Revenue
Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%,
1/01/56, 144A
1/31 at 100.00 N/R $ 190,640
California Municipal Finance Authority Charter School
Revenue Bonds, John Adams Academies, Inc. Project,
Series 2015A:
900 5.000%, 10/01/35 3/23 at 102.00 BB 861,057
1,335 5.250%, 10/01/45 3/23 at 102.00 BB 1,287,060
500 5.250%, 10/01/45 3/23 at 102.00 BB 482,045
4,205 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2017A, 5.000%, 10/01/47,
144A
3/23 at 102.00 BB 3,812,926
250 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 5.500%, 6/01/53, 144A
6/26 at 100.00 BB 241,758
California Municipal Finance Authority,  Revenue Bonds,
Creative Center of Los Altos Project Pinewood & Oakwood
Schools, Series 2016B:
500 4.000%, 11/01/36, 144A 11/26 at 100.00 N/R 432,055
2,200 4.500%, 11/01/46, 144A 11/26 at 100.00 N/R 1,824,306
820 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%,
6/01/38, 144A
6/28 at 100.00 Ba1 774,736
California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A:
825 5.000%, 6/15/36, 144A 6/26 at 100.00 BB 822,541
1,000 5.000%, 6/15/46, 144A 6/26 at 100.00 BB 949,780
California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015:
400 5.125%, 7/01/35, 144A 7/25 at 100.00 BB+ 400,188
425 5.375%, 7/01/45, 144A 7/25 at 100.00 BB+ 425,748
California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. - Lincoln
Project, Taxable Series 2019B:
500 5.000%, 10/01/39, 144A 10/27 at 100.00 N/R 480,895
1,000 5.000%, 10/01/57, 144A 10/27 at 100.00 N/R 882,460
California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. Project,
Series 2014A:
1,400 5.000%, 10/01/34 3/23 at 102.00 BB 1,345,190
465 5.000%, 10/01/44 3/23 at 102.00 BB 428,098
California Municipal Finance Authority, Charter School
Revenue Bonds, Learning Choice Academy Chula Vista,
Series 2021A:
1,605 4.000%, 7/01/51 7/31 at 100.00 BBB- 1,322,905
1,080 4.000%, 7/01/55 7/31 at 100.00 BBB- 865,426
California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project,
Series 2016A:
1,195 5.000%, 7/01/41, 144A 7/26 at 100.00 BB 1,113,381
1,145 5.000%, 7/01/46, 144A 7/26 at 100.00 BB 1,029,928
California Municipal Finance Authority, Charter School
Revenue Bonds, Partnerships to Uplift Communities
Project, Series 2012A:
1,330 5.000%, 8/01/32 3/23 at 100.00 BB+ 1,266,546
2,130 5.250%, 8/01/42 3/23 at 100.00 BB+ 1,968,780
1,795 5.300%, 8/01/47 3/23 at 100.00 BB+ 1,641,348
California Municipal Finance Authority, Charter School
Revenue Bonds, Urban Discovery Academy Project, Series
2014A:
775 5.500%, 8/01/34, 144A 8/24 at 100.00 BB- 778,085
1,650 6.000%, 8/01/44, 144A 8/24 at 100.00 BB- 1,662,754

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,715 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A, 5.000%,
6/01/46
6/26 at 100.00 BBB- $ 1,717,727
1,390 California Municipal Finance Authority, Education Revenue Bonds, Literacy
First Charter Schools Project, Series 2019A, 5.000%, 12/01/49
12/29 at 100.00 BBB- 1,390,542
California Municipal Finance Authority, Education Revenue
Bonds, STREAM Charter Schools Project, Series 2020A:
705 5.000%, 6/15/41, 144A 6/30 at 100.00 N/R 653,866
1,385 5.000%, 6/15/51, 144A 6/30 at 100.00 N/R 1,216,113
1,335 California Municipal Finance Authority, Educational Facilities Revenue
Bonds, OCEAA Project, Series 2008A, 7.000%, 10/01/39
3/23 at 100.00 N/R 1,335,921
California Municipal Finance Authority, Revenue Bonds,
Azusa Pacific University Project, Refunding Series 2015B:
1,435 5.000%, 4/01/35 4/25 at 100.00 Ba1 1,423,391
8,640 5.000%, 4/01/41 4/25 at 100.00 Ba1 8,224,589
7,880 California Municipal Finance Authority, Revenue Bonds, California Baptist
University, Series 2016A, 5.000%, 11/01/46, 144A
11/26 at 100.00 N/R 7,532,019
California Municipal Finance Authority, Revenue Bonds,
Claremont Graduate University, Refunding Series 2020B:
1,000 5.000%, 10/01/49, 144A 10/30 at 100.00 N/R 895,920
1,000 5.000%, 10/01/54, 144A 10/30 at 100.00 N/R 882,070
235 California Municipal Finance Authority, Revenue Bonds, Emerson College,
Series 2011, 5.000%, 1/01/28
3/23 at 100.00 Baa2 235,247
270 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2012A, 6.625%, 1/01/32, 144A
3/23 at 100.00 N/R 267,837
3,700 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 5.250%, 1/01/45
1/25 at 100.00 N/R 2,914,342
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 4.000%, 12/31/47, (AMT)
6/28 at 100.00 BBB- 853,870
7,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 N/R 7,058,870
1,000 California Municipal Finance Authority, Revenue Bonds, The Master's
University & Seminary, Series 2019, 5.000%, 8/01/34
8/29 at 100.00 BBB- 1,026,320
2,000 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 N/R 1,603,140
700 California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017A, 6.250%, 6/15/47
6/27 at 100.00 N/R 705,397
4,000 California Public Finance Authority, Educational Facility Revenue Bonds,
Crossroads Christian Schools, Series 2020, 5.000%, 1/01/56, 144A
1/26 at 100.00 N/R 3,131,760
1,075 California School Finance Authority Charter School Facility Revenue
Bonds, Grimmway Schools-Obligated Group, Series 2016A, 5.000%,
7/01/46, 144A
7/26 at 100.00 BB+ 1,039,009
California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series
2017:
1,190 5.000%, 6/01/27, 144A No Opt. Call N/R 1,191,749
755 5.000%, 6/01/37, 144A 6/27 at 100.00 N/R 736,903
1,000 5.000%, 6/01/47, 144A 6/27 at 100.00 N/R 920,840
3,090 5.000%, 6/01/54, 144A 6/27 at 100.00 N/R 2,771,637
945 California School Finance Authority Charter School Revenue Bonds,
California, ACE Charter Schools, Obligated Group, Series 2016A,
5.000%, 6/01/52, 144A
6/26 at 100.00 N/R 833,027
1,000 California School Finance Authority Charter School Revenue Bonds,
Ednovate Obligated Group, Series 2018, 5.000%, 6/01/48, 144A
6/27 at 100.00 N/R 915,550
750 California School Finance Authority Charter School Revenue Bonds,
Fenton Schools - Obligated Group, Series 2020A, 5.000%, 7/01/50,
144A
7/27 at 100.00 BB+ 686,363

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
California School Finance Authority Charter School Revenue
Bonds, John Adams Academy Obligated Group, Series
2022A:
$ 3,175 5.000%, 7/01/52, 144A 7/30 at 102.00 BB $ 2,826,829
8,125 5.125%, 7/01/62, 144A 7/30 at 102.00 BB 7,109,944
305 California School Finance Authority School Facility Revenue Bonds, Green
Dot Public Schools California Projects, Series 2018A, 5.000%, 8/01/48,
144A
8/28 at 100.00 BBB- 301,215
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59, 144A
6/28 at 102.00 N/R 955,920
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2015A:
1,045 5.000%, 8/01/40, 144A 8/25 at 100.00 BBB 1,049,776
1,100 5.000%, 8/01/45, 144A 8/25 at 100.00 BBB 1,100,495
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
460 5.000%, 8/01/46, 144A 8/25 at 100.00 BBB 459,738
1,100 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A, 5.000%,
6/01/52, 144A
6/26 at 100.00 N/R 835,296
165 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education, Series 2022, 8.000%, 7/01/30, 144A
3/23 at 100.00 N/R 164,969
California School Finance Authority, California, Charter
School Revenue Bonds, Girls Athletic Leadership School
Los Angeles Project, Series 2021A:
1,000 4.000%, 6/01/41, 144A 6/31 at 100.00 N/R 788,400
500 4.000%, 6/01/51, 144A 6/31 at 100.00 N/R 355,710
2,300 California School Finance Authority, California, Charter School Revenue
Bonds, Lighthouse Community Public Schools Obligated Group, Series
2022A, 6.500%, 6/01/62, 144A
6/29 at 100.00 N/R 2,345,724
1,300 California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2016A, 5.875%,
6/01/52
6/26 at 100.00 N/R 1,317,654
California School Finance Authority, California, Charter
School Revenue Bonds, TEACH Public Schools Obligated
Group, Series 2019A:
1,000 5.000%, 6/01/49, 144A 6/26 at 100.00 N/R 936,150
1,600 5.000%, 6/01/58, 144A 6/26 at 100.00 N/R 1,462,032
California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A:
3,700 5.000%, 6/01/50, 144A 6/27 at 100.00 N/R 3,396,082
7,200 5.000%, 6/01/59, 144A 6/27 at 100.00 N/R 6,440,472
California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue
No.6, Series 2020A:
1,060 5.000%, 8/01/52, 144A 8/28 at 100.00 BBB 1,044,842
5,315 5.000%, 8/01/61, 144A 8/28 at 100.00 BBB 5,131,207
California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series
2016A:
2,520 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R 2,348,640
2,930 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R 2,605,239
805 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Project, Series 2017A, 5.000%, 10/01/44, 144A
10/27 at 100.00 BBB- 811,818
California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016:
1,500 4.750%, 6/01/36, 144A 6/26 at 100.00 N/R 1,417,965
1,180 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 1,070,508

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,500 California School Finance Authority, Charter School Revenue Bonds, Ivy
Academia, Series 2021A, 4.000%, 6/01/51, 144A
6/28 at 103.00 N/R $ 1,100,490
675 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A
5/27 at 100.00 N/R 678,152
915 California School Finance Authority, Charter School Revenue Bonds,
Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/43,
144A
6/27 at 100.00 N/R 906,875
California School Finance Authority, Charter School Revenue
Bonds, Lifeline Education Charter School Project, Series
2020A:
820 5.000%, 7/01/45, 144A 7/28 at 100.00 BB+ 759,640
1,240 5.000%, 7/01/55, 144A 7/28 at 100.00 BB+ 1,107,345
2,500 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/46,
144A
6/25 at 100.00 N/R 2,266,925
California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series
2017A:
950 5.125%, 6/01/47, 144A 6/26 at 100.00 N/R 873,933
1,000 5.250%, 6/01/52, 144A 6/26 at 100.00 N/R 924,210
California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools Obligated Group, Series
2017G:
360 5.000%, 6/01/37, 144A 6/27 at 100.00 N/R 344,747
750 5.000%, 6/01/47, 144A 6/27 at 100.00 N/R 677,752
250 5.000%, 6/01/53, 144A 6/27 at 100.00 N/R 221,935
California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Obligated Group, Series
2021A:
4,000 4.000%, 6/01/51, 144A 6/27 at 100.00 N/R 2,904,520
2,000 4.000%, 6/01/61, 144A 6/27 at 100.00 N/R 1,373,920
400 California School Finance Authority, Charter School Revenue Bonds,
Santa Clarita Valley International School Project, Series 2021A, 4.000%,
6/01/41
6/31 at 100.00 N/R 332,224
3,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R 2,211,660
575 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020B,
5.000%, 6/01/27, 144A
No Opt. Call N/R 534,721
California School Finance Authority, Charter School Revenue
Bonds, Social Bonds iLead Lancaster Project, Series
2021A:
600 5.000%, 6/01/51, 144A 6/29 at 100.00 N/R 543,660
1,320 5.000%, 6/01/61, 144A 6/29 at 100.00 N/R 1,152,822
500 California School Finance Authority, Charter School Revenue Bonds,
Summit Public Schools Obligated Group, Series 2017, 5.000%, 6/01/47,
144A
6/27 at 100.00 Baa3 500,385
California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School
Project, Series 2022A:
1,000 5.125%, 3/01/52, 144A 3/31 at 100.00 N/R 793,310
1,000 5.250%, 3/01/62, 144A 3/31 at 100.00 N/R 777,290
California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Adams
Campus Project, Series 2019A:
750 5.000%, 6/01/40, 144A 6/27 at 100.00 BB+ 722,242
1,060 5.000%, 6/01/50, 144A 6/27 at 100.00 BB+ 981,295
California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Project,
Series 2014A:
1,000 5.750%, 6/01/34, 144A 6/24 at 100.00 BB+ 1,012,730
1,500 6.000%, 6/01/44, 144A 6/24 at 100.00 BB+ 1,523,220

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
California School Finance Authority, Educational Facility
Revenue Bonds, River Springs Charter School Project,
Series 2017A:
$ 3,710 5.000%, 7/01/47, 144A 7/27 at 100.00 Ba2 $ 3,320,821
2,680 5.000%, 7/01/52, 144A 7/27 at 100.00 Ba2 2,348,591
California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools,
Series 2014A:
575 5.625%, 10/01/34 10/24 at 100.00 BB 578,720
1,000 5.875%, 10/01/44 10/24 at 100.00 BB 1,007,350
520 6.000%, 10/01/49 10/24 at 100.00 BB 524,555
California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project,
Series 2015A:
3,000 4.125%, 7/01/35, 144A 7/25 at 100.00 BBB 2,930,520
1,000 5.000%, 7/01/45, 144A 7/25 at 100.00 BBB 1,003,900
1,015 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 6.500%, 11/01/34, 144A
11/24 at 100.00 N/R 1,032,894
680 California School Finance Authority, School Facility Revenue Bonds,
Granada Hills Charter High School Obligated Group, Series 2021A,
4.000%, 7/01/48, 144A
7/28 at 100.00 BBB 572,784
California School Finance Authority, School Facility Revenue
Bonds, Green Dot Public Schools California Projects,
Series 2022A:
1,200 5.375%, 8/01/42 8/32 at 100.00 BBB- 1,240,788
1,150 5.750%, 8/01/52 8/32 at 100.00 BBB- 1,201,428
600 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.000%, 7/01/34, 144A
7/24 at 100.00 BBB 608,190
250 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2017A, 5.000%, 7/01/47, 144A
7/27 at 100.00 BBB 251,650
1,250 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2013, 6.650%, 7/01/33
7/23 at 100.00 BBB- 1,261,938
California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A:
625 5.250%, 7/01/31, 144A 7/26 at 100.00 BBB- 645,869
1,355 6.000%, 7/01/51, 144A 7/26 at 100.00 BBB- 1,393,861
4,015 University of California, General Revenue Bonds, Limited Project Series
2018O, 4.000%, 5/15/48, (UB) (4)
5/28 at 100.00 AA- 3,828,262
10,000 University of California, General Revenue Bonds, Limited Project Series
2021Q, 4.000%, 5/15/51, (UB) (4)
5/31 at 100.00 AA- 9,462,900
1,250 University of California, General Revenue Bonds, Tender Option Bond
Trust 2016-XL0001, 8.010%, 5/15/39, 144A, (IF) (4)
5/23 at 100.00 AA 1,269,487
University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P:
10 5.000%, 6/01/23 3/23 at 100.00 CC 9,983
1,005 5.000%, 6/01/24 3/23 at 100.00 CC 998,005
580 5.000%, 6/01/30 3/23 at 100.00 CC 563,470
University of Puerto Rico, University System Revenue Bonds,
Series 2006Q:
125 5.000%, 6/01/30 3/23 at 100.00 CC 121,438
1,580 5.000%, 6/01/36 3/23 at 100.00 CC 1,522,061
Total Education and Civic Organizations 206,450,188
Health Care - 18.7%
Antelope Valley Healthcare District, California, Revenue
Bonds, Series 2016A:
2,765 5.000%, 3/01/31 3/26 at 100.00 BBB 2,819,056
5,160 5.250%, 3/01/36 3/26 at 100.00 BBB 5,254,531
6,280 5.000%, 3/01/41 3/26 at 100.00 BBB 6,179,520
10,600 5.000%, 3/01/46 3/26 at 100.00 BBB 10,067,032

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2017A:
$ 4,000 4.000%, 11/15/48, (UB) (4) 11/27 at 100.00 A $ 3,635,400
2,000 5.000%, 11/15/48, (UB) (4) 11/27 at 100.00 A 2,042,060
California Health Facilities Financing Authority, Revenue
Bonds, Cedars-Sinai Health System, Series 2021A:
5,000 4.000%, 8/15/48 - BAM Insured, (UB) (4) 8/31 at 100.00 Aa3 4,808,750
47,010 4.000%, 8/15/48, (UB) (4) 8/31 at 100.00 AA- 44,859,295
2,485 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 5.000%, 11/15/49
11/26 at 100.00 A3 2,510,595
1,570 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Series 2017, 5.000%, 2/01/47, (UB) (4)
2/27 at 100.00 A1 1,600,788
17,500 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2, 4.000%, 11/01/44, (UB) (4)
11/27 at 100.00 AA- 16,425,850
260 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Tender Option Bond Trust 2015-
XF0152, 8.413%, 8/15/43, 144A, (IF) (4)
8/24 at 100.00 A+ 279,141
7,800 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hosptial at Stanford, Series 2017A, 5.000%,
11/15/56, (UB) (4)
11/27 at 100.00 A+ 7,993,362
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Tender Option Bond
Trust 2015-XF0120:
45 22.077%, 10/01/38, 144A, (IF) (4) 10/24 at 100.00 AA- 49,584
California Municipal Finance Authority, Revenue Bonds,
Clinicas del Camino Real, Inc., Series 2020:
1,455 4.000%, 3/01/28 No Opt. Call BBB- 1,365,154
2,535 4.000%, 3/01/40 3/30 at 100.00 BBB- 2,075,709
5,750 4.000%, 3/01/50 3/30 at 100.00 BBB- 4,413,412
California Municipal Finance Authority, Revenue Bonds,
Community Health Centers of the Central Coast, Inc.,
Series 2021A:
1,000 5.000%, 12/01/46, 144A 12/30 at 100.00 N/R 959,160
1,000 5.000%, 12/01/54, 144A 12/30 at 100.00 N/R 941,100
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2015:
200 5.000%, 11/01/35 11/24 at 100.00 BBB- 202,182
1,000 5.000%, 11/01/40 11/24 at 100.00 BBB- 1,005,070
1,250 5.000%, 11/01/44 11/24 at 100.00 BBB- 1,255,437
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
4,210 5.250%, 11/01/36 11/26 at 100.00 BBB- 4,239,470
2,955 5.250%, 11/01/41 11/26 at 100.00 BBB- 2,965,756
3,950 5.000%, 11/01/47 11/26 at 100.00 BBB- 3,965,800
2,270 5.250%, 11/01/47 11/26 at 100.00 BBB- 2,276,765
1,565 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 BBB- 1,649,275
18,700 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 BB 18,535,066
280 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB 264,023
315 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/48, 144A
6/28 at 100.00 BB 298,097
6,250 California Statewide Communities Development Authority, Revenue
Bonds, Emanate Health, Series 2020A, 3.000%, 4/01/50, (UB) (4)
4/30 at 100.00 A 4,527,063
1,035 California Statewide Communities Development Authority, Revenue
Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45,
(UB) (4)
8/23 at 100.00 BBB 888,289

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
$ 58 5.750%, 7/01/24 (5),(6) 1/22 at 100.00 N/R $ 58,177
34 5.750%, 7/01/30 (5),(6) 1/22 at 100.00 N/R 33,677
36 5.750%, 7/01/35 (5),(6) 1/22 at 100.00 N/R 36,381
152 5.500%, 7/01/39 (5),(6) 1/22 at 100.00 N/R 152,081
3 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
(5),(6)
1/22 at 100.00 N/R 3,032
Palomar Pomerado Health Care District, California,
Certificates of Participation, Series 2017:
875 4.000%, 11/01/38 11/27 at 100.00 Baa3 799,977
1,500 4.000%, 11/01/47 11/27 at 100.00 Baa3 1,296,795
Palomar Pomerado Health System, California, Revenue
Bonds, Refunding Series 2016:
6,235 5.000%, 11/01/36 11/26 at 100.00 Baa3 6,354,463
2,090 5.000%, 11/01/39 11/26 at 100.00 Baa3 2,111,882
University of California Regents, Medical Center Pooled
Revenue Bonds, Series 2022P:
5,000 4.000%, 5/15/43, (UB) (4) 5/32 at 100.00 AA- 4,750,750
24,820 4.000%, 5/15/53, (UB) (4) 5/32 at 100.00 AA- 22,900,173
20,000 3.500%, 5/15/54, (UB) (4) 5/32 at 100.00 AA- 16,755,200
200 Washington Township Health Care District, California, Revenue Bonds,
Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 Baa2 195,886
Total Health Care 215,800,266
Housing/Multifamily - 17.4%
37,685 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 29,404,475
10,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Junior Series 2021A-
2, 4.000%, 8/01/51, 144A
8/32 at 100.00 N/R 7,573,545
2,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Fountains at Emerald Park, Senior Lien Series 2021A-1,
3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 1,686,100
8,750 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 6,997,112
13,030 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R 9,801,036
15,960 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 13,898,287
11,960 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 9,205,373
6,085 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 N/R 5,721,969
1,585 California Housing Finance Agency, Multifamily Housing Revenue Bonds,
Redwood Gardens Apartments, Subordinate Lien Series 2021N-S,
4.000%, 3/01/37, 144A
3/31 at 100.00 N/R 1,299,431
4,977 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-2, 3.750%, 3/25/35 2021 1
No Opt. Call AA+ 4,857,441
59 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 58,444
240 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A,
5.250%, 8/15/49
8/24 at 100.00 A- 242,863
1,270 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 N/R 1,276,871

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 470 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects, Subordinate Series 2021B, 4.000%, 8/15/51
8/31 at 100.00 BBB $ 398,997
2,375 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Royal York Estates Projects Series 2020A, 4.000%, 2/15/55
2/30 at 100.00 N/R 1,865,372
California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community
Development - Claremont Properties LLC Claremont
Colleges Project, Series 2017A:
890 5.000%, 7/01/37, 144A 7/27 at 100.00 Caa2 861,698
1,975 5.000%, 7/01/47, 144A 7/27 at 100.00 Caa2 1,910,516
450 California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development -
Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52, 144A
7/29 at 100.00 B 391,419
California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing
Project, Refunding Series 2016A:
4,600 5.000%, 6/01/36, 144A 6/26 at 100.00 N/R 4,512,324
2,090 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 1,948,444
1,500 California Statewide Communities Development Authority, Student
Housing Revenue Bonds, University of California, Irvine East Campus
Apartments, Phase IV-B CHF-Irvine, LLC, Series 2021, 4.000%, 5/15/46
5/31 at 100.00 Baa1 1,418,700
2,385 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 1,813,101
1,000 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%,
4/01/56, 144A
4/31 at 100.00 N/R 788,190
3,125 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 2,126,406
2,500 CMFA Special Finance Agency XII, California, Essential Housing Revenue
Bonds, Allure Apartments Project, Series 2022A-2, 3.250%, 2/01/57,
144A
2/32 at 100.00 N/R 1,692,750
2,000 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45, 144A
12/31 at 100.00 N/R 1,588,920
1,000 CMFA Special Financing Agency VIII, California, Essential Housing
Revenue Bonds, Elan Huntington Beach, Senior Lien Series 2021A-1,
3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 660,010
2,905 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Mezzanine Lien
Series 2021B, 4.000%, 4/01/57, 144A
4/32 at 100.00 N/R 2,018,162
11,580 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 9,018,504
9,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%, 10/01/46,
144A
10/31 at 100.00 N/R 6,823,350
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 2,542,140
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 N/R 2,106,480
8,215 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Link-Glendale, Series 2021A-2, 4.000%, 7/01/56, 144A
7/31 at 100.00 N/R 6,351,509
4,880 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and
A-2, 3.250%, 7/01/56, 144A
7/32 at 100.00 N/R 3,333,821
20,010 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 14,826,610
12,360 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series
2021A-1, 3.125%, 7/01/56, 144A
7/32 at 100.00 N/R 8,541,749

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58, 144A
7/32 at 100.00 N/R $ 1,404,680
6,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 N/R 4,629,300
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 2,210,910
2,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 1,886,750
2,625 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series
2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R 1,802,614
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Senior Lien Series 2021A,
3.000%, 9/01/56, 144A
9/31 at 100.00 N/R 1,328,880
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine
Lien Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 N/R 1,398,940
2,200 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R 1,462,934
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series
2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R 3,781,750
2,145 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B,
4.000%, 12/01/59
6/32 at 100.00 N/R 1,394,229
8,655 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 5,844,375
1,000 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/36
9/25 at 100.00 N/R 995,110
315 La Verne, California, Mobile Home Park Revenue Bonds, Copacabana
Mobile Home Park, Refunding Series 2014, 5.000%, 6/15/49
6/24 at 100.00 A+ 316,799
2,110 Palmdale Housing Authority, California, Multifamily Housing Revenue
Bonds, Impression, La Quinta, Park Vista & Summerwood Apartments,
Series 2015, 5.250%, 6/01/45
6/25 at 100.00 N/R 1,948,458
420 Santa Clara County Housing Authority, California, Multifamily Housing
Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39,
(AMT)
3/23 at 100.00 N/R 415,397
455 Wilson County Health and Educational Facilities Board, Tennessee, Senior
Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 4.400%,
1/01/46, 144A (5)
3/23 at 100.00 N/R 301,674
Total Housing/Multifamily 200,684,919
Industrials - 0.0%
2,830 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A (5)
12/23 at 102.00 N/R 283,000
Total Industrials 283,000
Long-Term Care - 0.5%
2,575 California Municipal Finance Authority, Revenue Bonds, HealthRIGHT 360,
Social Bond Series 2019A, 5.000%, 11/01/49, 144A
11/29 at 100.00 N/R 2,436,516
3,700 California Statewide Communities Development Authority, Revenue
Bonds, 899 Charleston Project, Refunding Series 2014A, 5.250%,
11/01/44, 144A
11/24 at 100.00 N/R 3,072,554
Total Long-Term Care 5,509,070

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 17.6%
$ 6,050 Allan Hancock Joint Community College District, California, General
Obligation Bonds, Election 2006 Series 2012C, 0.000%, 8/01/42 (7)
8/35 at 100.00 AA $ 4,608,769
1,000 Aromas-San Juan Unified School District, San Benito, Santa Cruz and
Monterey Counties, California, General Obligation Bonds, Series 2013B,
0.000%, 8/01/52 - AGM Insured (7)
8/37 at 100.00 AA 689,470
Bakersfield City School District, Kern County, California,
General Obligation Bonds, Series 2012C:
1,700 0.000%, 5/01/37 (7) No Opt. Call A+ 1,174,921
6,925 0.000%, 5/01/42 (7) 5/40 at 100.00 A+ 4,806,919
7,380 0.000%, 5/01/47 (7) 5/40 at 100.00 A+ 5,024,378
1,250 California State, General Obligation Bonds, Tender Option Bond Trust
2015-XF1039, 8.253%, 10/01/44, 144A, (IF) (4)
10/24 at 100.00 AA- 1,340,013
1,500 California State, General Obligation Bonds, Various Purpose Series 2015,
5.000%, 3/01/45, (UB)
3/25 at 100.00 AA- 1,543,395
5,000 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 8/01/46, (UB)
8/26 at 100.00 AA- 5,214,000
California State, General Obligation Bonds, Various Purpose,
Tender Option Bond Trust 2015-XF1041:
1,005 4.330%, 11/01/44, 144A, (IF) (4) 11/24 at 100.00 AA- 977,352
1,250 4.330%, 11/01/44, 144A, (IF) (4) 11/24 at 100.00 AA- 1,215,563
545 4.330%, 11/01/44, 144A, (IF) (4) 11/24 at 100.00 AA- 529,985
3,800 Central Unified School District, Fresno County, California, General
Obligation Bonds, 2016 Election Series 2018B., 4.000%, 8/01/48, (UB)
(4)
8/26 at 100.00 Aa3 3,609,354
3,840 College of the Sequoias Community College District, King and Tulare
Counties, California, General Obligation Bonds, College of the Sequoias
Tulare Area Improvement District 3, Election of 2008, Series 2021E,
3.000%, 8/01/51
8/29 at 100.00 Aa3 2,786,534
1,115 Denair Unified School District, Stanislaus County, California, General
Obligation Bonds, Series 2002A, 0.000%, 8/01/26 - FGIC Insured
No Opt. Call Baa2 990,611
2,500 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Election 2020 Series 2021A, 3.000%, 8/01/55
8/29 at 100.00 Aa3 1,817,375
1,205 Jamul Dulzura Union School District, San Diego County, California,
General Obligation Bonds, Election 1995 Series 2004A, 0.000%,
11/01/28 - NPFG Insured
No Opt. Call Baa2 995,740
3,795 Lake Tahoe Unified School District, El Dorado County, California, General
Obligation Bonds, Series 2010, 0.000%, 8/01/45 - AGM Insured (7)
No Opt. Call A1 2,934,104
3,660 Lodi Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2016 Series 2021, 3.000%, 8/01/46 (4)
8/30 at 100.00 Aa2 2,815,528
9,000 Lodi Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2016 Series 2021, 3.000%, 8/01/46, (UB) (4)
8/30 at 100.00 Aa2 6,923,430
10,900 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47, (UB) (4)
8/27 at 100.00 AA- 10,284,913
5,000 Montebello Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Series 2016A, 4.000%,
8/01/46, (UB) (4)
8/26 at 100.00 A1 4,694,750
650 Newman-Crows Landing Unified School District, Stanislaus County,
California, General Obligation Bonds, 2008 Election, Series 2010B,
0.000%, 8/01/49 - AGM Insured (7)
No Opt. Call Aa3 528,924
2,000 Northern Inyo County Local Hospital District, California, General
Obligation Bonds, Election 2005 Series 2009, 0.000%, 11/01/38 - AGC
Insured
No Opt. Call AA 943,380
2,250 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2012B,
0.000%, 8/01/51 (7)
8/37 at 100.00 AA 1,554,862
14,000 Pajaro Valley Unified School District, Santa Cruz County, California,
General Obligation Bonds, Refunding Election 2012 Series 2013A,
4.250%, 8/01/47, (UB) (4)
8/23 at 100.00 A+ 13,876,940
1,350 Paso Robles Joint Unified School District, San Luis Obispo and Monteray
Counties, California, General Obligation Bonds, Election 2006 Series
2010A, 0.000%, 9/01/34
No Opt. Call Aa3 883,764
9,470 Pittsburg Unified School District, Contra Costa County, California, General
Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/44, (UB) (4)
8/26 at 100.00 A1 8,878,788

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
$ 9,070 0.000%, 7/01/33 7/31 at 89.94 N/R $ 5,167,865
14,187 4.000%, 7/01/41 7/31 at 103.00 N/R 11,719,506
17,452 4.000%, 7/01/46 7/31 at 103.00 N/R 13,897,028
17,561 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43 2022 1
No Opt. Call N/R 7,573,147
4,725 River Delta Unified School District, Sacramento and Solano Counties,
California, General Obligation Bonds, School Faciliteis Improvement
District 2, Election 2004 Series 2008, 0.000%, 4/01/48 - AGM Insured
No Opt. Call AA 1,465,789
10,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2012 Series 2017I, 4.000%, 7/01/47, (UB)
(4)
7/27 at 100.00 Aa2 9,627,700
1,990 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2012R-2, 0.000%, 7/01/41 (7)
7/40 at 100.00 AA- 1,769,150
5,000 San Luis Coastal Unified School District, San Luis Obispo County,
California, General Obligation Bonds, Election of 2022 Series 2023A,
4.000%, 8/01/53, (UB) , (WI/DD, Settling 3/01/23)
8/32 at 100.00 Aa1 4,830,000
Santa Ana Unified School District, Orange County,
California, General Obligation Bonds, 2018 Election Series
2022C:
3,045 4.000%, 8/01/44, (UB) (4) 8/32 at 100.00 Aa3 2,955,903
5,680 4.000%, 8/01/45, (UB) 8/32 at 100.00 Aa3 5,480,234
17,585 4.250%, 8/01/50, (UB) (4) 8/32 at 100.00 Aa3 17,251,237
7,655 Savanna Elementary School District, Orange County, California, General
Obligation Bonds, Election 2008 Series 2012B, 0.000%, 2/01/52 - AGM
Insured (7)
No Opt. Call A1 5,519,944
500 Selma Unified School District, Fresno County, California, General
Obligation Bonds, Election 2016 Series 2020C, 3.000%, 8/01/49 - AGM
Insured
8/30 at 100.00 AA 373,335
Southwestern Community College District, San Diego
County, California, General Obligation Bonds, Election of
2008, Series 2011C:
1,500 0.000%, 8/01/41 No Opt. Call AA- 683,745
5,730 0.000%, 8/01/46 No Opt. Call AA- 1,933,818
12,460 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%,
8/01/45, (UB) (4)
8/25 at 100.00 A1 11,593,158
4,845 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2021A-1, 3.000%, 8/01/51
- AGM Insured (4)
8/31 at 100.00 AA 3,535,736
2,250 West Hills Community College District, California, General Obligation
Bonds, School Facilities Improvement District 3, 2008 Election Series
2011, 0.000%, 8/01/38 - AGM Insured (7)
8/31 at 100.00 A1 2,291,423
5,155 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (7)
No Opt. Call AA- 3,886,715
Total Tax Obligation/General 203,199,195
Tax Obligation/Limited - 36.7%
1,000 Adelanto Community Facilities District Number 2006-2, San Bernadino
County, California, Special Tax Bonds, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 1,007,970
Alameda Community Facilities District No. 22-1, California,
Alameda Marina, Special Tax Bonds, Green Series 2023:
850 5.000%, 9/01/48 9/29 at 103.00 N/R 811,452
1,250 5.000%, 9/01/53 9/29 at 103.00 N/R 1,181,188
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series
1997C:
330 0.000%, 9/01/28 - AGM Insured No Opt. Call A1 273,989
240 0.000%, 9/01/30 - AGM Insured No Opt. Call A1 184,841
4,475 0.000%, 9/01/34 - AGM Insured No Opt. Call A1 2,864,179
1,985 0.000%, 9/01/35 - AGM Insured No Opt. Call AA 1,197,233

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 2,590 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R $ 2,610,642
Beaumont, California, Special Tax Bonds, Community
Facilities District 2016-1 Fairway Canyon, Series 2019:
300 5.000%, 9/01/44 9/25 at 103.00 N/R 304,740
400 5.000%, 9/01/49 9/25 at 103.00 N/R 403,408
Beaumont, California, Special Tax Bonds, Community
Facilities District 93-1 Improvement Area 17C, Series
2018:
750 5.000%, 9/01/43 9/25 at 103.00 N/R 761,377
1,115 5.000%, 9/01/48 9/25 at 103.00 N/R 1,124,199
1,035 Beaumont, California, Special Tax Bonds, Community Facilities District
93-1 Improvement Area 8D, Series 2018A, 5.000%, 9/01/48
9/25 at 103.00 N/R 1,043,539
1,900 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/38
11/25 at 100.00 N/R 1,933,953
Brea Redevelopment Agency, Orange County, California,
Tax Allocation Bonds, Project Area AB, Series 2003:
1,500 0.000%, 8/01/28 - AMBAC Insured No Opt. Call AA- 1,237,815
1,700 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%,
9/02/36
9/24 at 100.00 N/R 1,723,766
5,090 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call AA+ 3,329,623
1,450 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2020A, 4.000%, 9/01/45
9/26 at 103.00 N/R 1,279,103
California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2020B:
1,070 4.000%, 9/01/43 9/27 at 103.00 N/R 956,066
3,150 4.000%, 9/01/50 9/27 at 103.00 N/R 2,700,275
California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2021A:
660 4.000%, 9/01/41 9/28 at 103.00 N/R 592,951
1,095 4.000%, 9/01/46 9/28 at 103.00 N/R 938,689
1,505 4.000%, 9/01/51 9/28 at 103.00 N/R 1,259,489
4,000 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2022C, 6.250%, 9/01/52
9/29 at 103.00 N/R 4,024,440
3,000 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2022D, 6.125%, 9/01/52
9/29 at 103.00 N/R 3,084,960
1,000 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-06, Series 2022B, 6.000%, 9/01/52
9/29 at 103.00 N/R 1,019,260
2,160 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series
2022, 5.250%, 9/01/52
9/29 at 103.00 N/R 2,183,479
365 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2007-1 Orinda Wilder Project,
Refunding Series 2015, 5.000%, 9/01/37
9/25 at 100.00 N/R 371,676
California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2012-02,
Manteca Lifestyle Center, Series 2013A:
1,000 5.000%, 9/01/33 9/23 at 100.00 N/R 1,006,570
2,000 5.125%, 9/01/42 9/23 at 100.00 N/R 2,005,980
2,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-01 Improvement Area 2
University District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 N/R 2,026,700
2,500 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A,
5.625%, 9/01/45
9/25 at 100.00 N/R 2,556,375
3,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2016-02 Delta Coves, Series 2019,
5.000%, 9/01/49
9/29 at 100.00 N/R 3,042,900

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 5,250 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2017-01 Horse Creek, Series 2018,
5.000%, 9/01/48
9/28 at 100.00 N/R $ 5,318,617
California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2018-01,
Wagon Wheel, Series 2020:
600 4.000%, 9/01/40 9/30 at 100.00 N/R 541,926
1,300 4.000%, 9/01/50 9/30 at 100.00 N/R 1,104,012
340 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2020-02 Improvement Area 2
Atwell, Series 2022, 5.250%, 9/01/52
9/32 at 100.00 N/R 338,783
2,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2021-01 Meadowlands, Series
2021-01, 4.000%, 9/01/51
9/31 at 100.00 N/R 1,676,360
1,635 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2022-07, Improvement Area
Number 1, Watson Ranch, Series 2023, 5.000%, 9/01/53
9/30 at 103.00 N/R 1,552,040
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Refunding Series 2015R-1:
3,510 5.000%, 9/02/35 9/25 at 100.00 N/R 3,593,959
1,120 5.000%, 9/02/40 9/25 at 100.00 N/R 1,133,743
490 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
3/23 at 100.00 N/R 468,788
2,275 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014A,
5.000%, 9/02/43
3/23 at 100.00 N/R 2,275,637
2,060 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014B,
5.000%, 9/02/44
9/24 at 100.00 N/R 2,072,381
2,240 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2016A,
5.000%, 9/02/45
9/26 at 100.00 N/R 2,264,483
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2016B:
1,690 5.000%, 9/02/36 9/26 at 100.00 N/R 1,738,570
3,310 5.000%, 9/02/46 9/26 at 100.00 N/R 3,343,398
480 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017A,
5.000%, 9/02/46
9/27 at 100.00 N/R 485,899
375 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017B,
5.000%, 9/02/47
9/27 at 100.00 N/R 379,403
3,550 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017C,
5.000%, 9/02/47
9/27 at 100.00 N/R 3,591,677
3,745 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018A,
5.000%, 9/02/47
9/28 at 100.00 N/R 3,797,542
920 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018B,
5.000%, 9/02/48
9/28 at 100.00 N/R 932,024
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2019B:
1,150 5.000%, 9/02/44 9/29 at 100.00 N/R 1,130,565
3,370 5.000%, 9/02/49 9/29 at 100.00 N/R 3,272,877

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2019C:
$ 725 5.000%, 9/02/44 9/29 at 100.00 N/R $ 734,193
2,310 5.000%, 9/02/49 9/29 at 100.00 N/R 2,332,753
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2020A:
850 4.000%, 9/02/50 9/30 at 100.00 N/R 723,426
805 5.000%, 9/02/50 9/30 at 100.00 N/R 812,688
975 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2021C,
4.000%, 9/02/51
9/31 at 100.00 N/R 809,552
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2022C:
1,500 5.125%, 9/02/42 9/32 at 100.00 N/R 1,459,635
2,000 5.375%, 9/02/52 9/32 at 100.00 N/R 1,951,160
5,000 California Statewide Communities Development Authority, Statewide
Infrastructure Program Revenue Bonds, Series 2020C, 4.000%, 9/02/50
9/30 at 100.00 N/R 4,193,150
1,085 Cathedral City Public Financing Authority, California, Tax Allocation Bonds,
Merged Redevelopment Project, Series 2000A, 0.000%, 8/01/33 - NPFG
Insured
No Opt. Call Baa2 720,668
1,540 Chino, California, Special Tax Bonds, Community Facilities District 2016-3,
Series 2017, 5.000%, 9/01/47
9/24 at 103.00 N/R 1,560,559
Chula Vista, California, Special Tax Bonds, Community
Facilities District 16-I Millenia Improvement Area 1, Series
2018:
895 5.000%, 9/01/43 9/25 at 103.00 N/R 915,102
1,115 5.000%, 9/01/48 9/25 at 103.00 N/R 1,132,260
320 City of Dublin, California, Community Facilities District No. 2015-1, Dublin
Crossing, Improvement Area No. 1, Special Tax Bonds, Series 2017,
5.000%, 9/01/47
9/27 at 100.00 N/R 322,336
Compton Public Finance Authority, California, Lease
Revenue Bonds, Refunding & Various Capital Projects,
Series 2008:
500 5.250%, 9/01/27 - AMBAC Insured 3/23 at 100.00 N/R 500,265
210 5.000%, 9/01/32 - AMBAC Insured 3/23 at 100.00 N/R 210,013
670 Corona, California, Special Tax Bonds, Community Facilities District 2002-
1 Dos Lagos Improvement Area 1, Refunding Series 2017, 5.000%,
9/01/37
9/24 at 103.00 N/R 692,023
Corona, California, Special Tax Bonds, Community Facilities
District 2018-1 Bedford, Series 2018A:
2,155 5.000%, 9/01/43 9/24 at 103.00 N/R 2,191,958
1,250 5.000%, 9/01/48 9/24 at 103.00 N/R 1,265,175
345 Corona, California, Special Tax Bonds, Community Facilities District 2018-2
Sierra Bella, Series 2022A, 5.000%, 9/01/51
9/29 at 103.00 N/R 341,336
1,000 Dixon, California, Special Tax Bonds, Community Facilities District 2019-1
Homestead, Improvement Area 1, Series 2019, 4.000%, 9/01/50
9/30 at 100.00 N/R 849,240
Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds,  Improvement Area 4, Series
2022:
1,000 5.500%, 9/01/47 9/29 at 103.00 N/R 1,026,980
1,000 5.500%, 9/01/51 9/29 at 103.00 N/R 1,022,950
Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds, Improvement  Area 2, Series
2019:
2,800 5.000%, 9/01/44 9/26 at 103.00 N/R 2,843,316
4,100 5.000%, 9/01/49 9/26 at 103.00 N/R 4,135,793

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Eastern Municipal Water District, California, Special Tax
Bonds, Community Facilities District 2012-61 Autumn
Winds, Series 2020:
$ 575 3.000%, 9/01/44 9/27 at 103.00 N/R $ 404,380
350 4.000%, 9/01/50 9/27 at 103.00 N/R 297,700
465 Eastern Municipal Water District, California, Special Tax Bonds, Community
Facilities District 2016-72 Hidden Hills, Series 2020, 3.000%, 9/01/45
9/27 at 103.00 N/R 337,813
250 El Dorado County, California, Special Tax Bonds, Community Facilities
District 2005-2, Series 2006, 5.100%, 9/01/36
9/23 at 100.00 N/R 251,340
Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Area 1A, Series 2021A:
1,685 4.000%, 9/01/41, 144A 9/28 at 103.00 N/R 1,487,400
1,245 4.000%, 9/01/51, 144A 9/28 at 103.00 N/R 1,030,511
Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Improvement Area 2A, Series 2021A:
1,565 4.000%, 9/01/41, 144A 9/28 at 103.00 N/R 1,381,472
2,325 4.000%, 9/01/51, 144A 9/28 at 103.00 N/R 1,927,472
430 Fairfield, California, Special Tax Bonds, Community Facilities District 2007-
1 Fairfield Commons Project, Series 2008, 6.875%, 9/01/38
9/23 at 100.00 N/R 437,852
2,530 Fillmore, California, Special Tax Bonds, Community Facilities District 5,
Improvement Area, Series 2015A, 5.000%, 9/01/45
9/23 at 102.00 N/R 2,553,150
1,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 19 Mangini Ranch, Series 2019,
5.000%, 9/01/49
9/26 at 103.00 N/R 995,400
Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 20
Russell Ranch, Series 2020:
1,250 5.125%, 9/01/47 9/29 at 103.00 N/R 1,257,237
1,300 5.125%, 9/01/52 9/29 at 103.00 N/R 1,300,091
Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23
Folsom Ranch Improvement Area 1, Series 2020:
2,150 4.000%, 9/01/45 9/27 at 103.00 N/R 1,862,137
1,145 4.000%, 9/01/50 9/27 at 103.00 N/R 960,380
4,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 23 Folsom Ranch Improvement
Area 1, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 N/R 3,918,960
1,515 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Series 2022, 5.000%, 9/01/52
9/29 at 103.00 N/R 1,484,306
Folsom, California, Special Tax Bonds, Community Facilities
District 16 Islands at Parkshore Improvement Area 1,
Series 2018:
500 4.000%, 9/01/43 3/23 at 103.00 N/R 448,565
1,545 4.000%, 9/01/48 3/23 at 103.00 N/R 1,344,382
Fontana, California,  Special Tax Bonds, Community Facilities
District 106, Mountain View, Series 2022:
375 4.250%, 9/01/38 9/29 at 103.00 N/R 363,371
500 4.500%, 9/01/43 9/29 at 103.00 N/R 477,195
3,750 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-
XF1038, 7.603%, 6/01/45, 144A, (IF) (4)
6/25 at 100.00 A+ 4,398,600
4,040 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+ 4,208,185
779 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
3/23 at 100.00 N/R 780,169
1,030 Imperial, California, Special Tax Bonds, Community Facilities District 2005-
1 Springfield, Series 2015A, 5.000%, 9/01/36
9/25 at 100.00 N/R 1,051,805
155 Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged
Area Redevelopment Project, Subordinate Lien Refunding Series 2008A,
5.250%, 8/15/28
3/23 at 100.00 A 155,384

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 500 Irvine, California, Special Tax Bonds, Community Facilities District 2013-
3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%,
9/01/39
9/24 at 100.00 N/R $ 504,850
3,380 Jurupa Unified School District, California, Special Tax Bonds, Community
Facilities District 9, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 3,406,939
1,220 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2004-2, Series 2005, 5.350%, 9/01/35
9/23 at 100.00 N/R 1,228,772
1,000 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2006-2 Improvement Area B, Series 2018,
4.000%, 9/01/48
9/24 at 100.00 N/R 863,610
Lake Elsinore Unified School District, California, Special Tax
Bonds, Community Facilities District 2013-1, Series 2017:
800 4.000%, 9/01/42 9/24 at 103.00 N/R 718,704
1,000 4.000%, 9/01/47 9/24 at 103.00 N/R 868,900
475 Lake Elsinore, California, Special Tax Bonds, Community Facilities District
2006-1 Summerly Improvement Area KK, Series 2021, 4.000%, 9/01/42
9/28 at 103.00 N/R 423,410
4,170 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 N/R 4,218,247
Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019:
605 5.650%, 9/01/38 9/26 at 103.00 N/R 567,550
970 5.750%, 9/01/43 9/26 at 103.00 N/R 908,667
Lee Lake Public Financing Authority, California, Junior Lien
Revenue Bonds, Series 2013B:
775 5.125%, 9/01/28 9/23 at 100.00 N/R 781,293
390 5.250%, 9/01/32 9/23 at 100.00 N/R 393,112
Lincoln, California, Special Tax Bonds, Community Facilities
District 2005-1 Sorrento Project, Series 2014A:
925 5.000%, 9/01/39 9/24 at 100.00 N/R 933,306
1,815 5.000%, 9/01/43 9/24 at 100.00 N/R 1,825,273
2,615 Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012, 0.000%, 8/01/42 (7)
8/29 at 100.00 Aa3 2,685,004
1,750 Los Angeles County Community Facilities District 2021-01, California,
Special Tax Bond, Valencia-Facilities Improvement Area 1, Series 2022,
5.000%, 9/01/47
9/29 at 103.00 N/R 1,752,958
1,590 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 N/R 1,483,502
8,660 Madera County, California, Special Tax Bonds, Community Facilities
District 2021-1 Tesoro Viejo II Improvement Area 1, Series 2022, 5.750%,
9/01/53
9/29 at 103.00 N/R 8,538,847
2,022 Manteca Unified School District, San Joaquin County, California,
Certificates of Participation, Series 2004, 0.000%, 9/15/33 - NPFG
Insured
No Opt. Call Baa2 1,359,815
450 Marina Redevelopment Agency Successor Agency, California, Housing Tax
Allocation Bonds, Series 2018B, 5.000%, 9/01/38
9/25 at 103.00 N/R 465,705
3,000 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 2,954,310
Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2006-1,
Series 2014:
500 4.125%, 9/01/39 9/23 at 101.00 N/R 477,555
500 4.250%, 9/01/44 9/23 at 101.00 N/R 461,435
500 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2011-1, Improvement Area 6, Series
2021, 4.000%, 9/01/50
9/28 at 103.00 N/R 429,955
Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1,
Improvement Area 7, Series 2021:
1,325 5.125%, 9/01/47 9/29 at 103.00 N/R 1,341,655
2,000 5.250%, 9/01/52 9/29 at 103.00 N/R 2,033,800

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,000 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2014-2, Series 2017, 5.000%,
9/01/47
9/24 at 103.00 N/R $ 1,012,130
Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilties District 2011-1,
Improvement Area 1, Series 2015:
2,000 5.000%, 9/01/39 9/24 at 100.00 N/R 2,019,680
500 4.250%, 9/01/44 9/24 at 100.00 N/R 461,435
1,000 5.000%, 9/01/44 9/24 at 100.00 N/R 1,005,560
1,000 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilties District 2016-1, Improvement Area B, Series
2022, 4.625%, 9/01/52
9/29 at 103.00 N/R 940,410
1,055 Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced
Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 - AMBAC
Insured
No Opt. Call N/R 1,025,207
835 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.000%, 9/01/33
9/24 at 100.00 N/R 850,381
970 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-2, Series 2019, 5.000%,
9/01/48
9/25 at 103.00 N/R 982,678
1,085 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-3, Series 2019, 4.000%,
9/01/44
9/25 at 103.00 N/R 958,652
825 Murrieta, California, Special Tax Bonds, Community Facilities District 2005-
5 Golden City Improvement Area A, Series 2017, 5.000%, 9/01/46
9/27 at 100.00 N/R 835,461
Northstar Community Services District, California, Special
Tax Bonds, Community Facilities District 1, Refunding
Series 2005:
980 1.363%, 9/01/28 2005 1 (5) 9/23 at 100.00 N/R 421,607
2,927 1.388%, 9/01/36 2005 1 (5) 9/23 at 100.00 N/R 1,258,431
1,250 Oceanside, California, Special Tax Bonds, Community Facilities District
2006-1, Pacific Coast Business Park, Series 2017, 5.000%, 9/01/38
9/25 at 102.00 N/R 1,285,913
880 Ontario, California, Special Tax Bonds, Community Facilities District 26
Park Place Facilities III, Series 2019, 5.000%, 9/01/47
9/26 at 103.00 N/R 894,265
1,200 Ontario, California, Special Tax Bonds, Community Facilities District 28
New Haven Facilities - Area A, Series 2017, 5.000%, 9/01/47
9/24 at 103.00 N/R 1,216,500
825 Ontario, California, Special Tax Bonds, Community Facilities District 54
Esperanza Facilities, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 N/R 749,438
845 Ontario, California, Special Tax Bonds, Community Facilities District 55
Parklane Facilities, Series 2022, 5.000%, 9/01/53
9/29 at 103.00 N/R 843,825
4,000 Orange County, California, Special Tax Bonds, Community Facilities
District 2021-1 Rienda, Series 2022A, 5.000%, 8/15/52
8/29 at 103.00 N/R 4,022,640
Palm Desert, California, Special Tax Bonds, Community
Facilities District 2021-1 University Park, Series 2021:
315 3.000%, 9/01/31 9/28 at 103.00 N/R 288,071
375 4.000%, 9/01/41 9/28 at 103.00 N/R 339,037
1,340 4.000%, 9/01/51 9/28 at 103.00 N/R 1,141,064
1,230 Palmdale Community Redevelopment Agency, California, Tax Allocation
Bonds, Merged Redevelopment Project Areas, Series 2002, 0.000%,
12/01/30 - AMBAC Insured
No Opt. Call AA 941,356
970 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39
9/23 at 100.00 N/R 977,159
1,050 Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2006-1, Meritage Homes, Refunding Series
2014B, 5.000%, 9/01/38
9/23 at 100.00 N/R 1,054,127
1,140 Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2007-2, Pacific Heritage, Series 2020,
4.000%, 9/01/48
9/27 at 103.00 N/R 965,500
2,990 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%,
8/01/27 - AMBAC Insured
No Opt. Call A+ 2,557,168
3,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022C, 5.000%, 7/01/53
1/33 at 100.00 N/R 1,665,510

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 105,454 0.000%, 7/01/46 7/28 at 41.38 N/R $ 27,025,751
13,600 0.000%, 7/01/51 7/28 at 30.01 N/R 2,566,048
2,500 5.000%, 7/01/58 7/28 at 100.00 N/R 2,319,500
2,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 4.750%, 7/01/53
7/28 at 100.00 N/R 1,792,760
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
3,000 4.329%, 7/01/40 7/28 at 100.00 N/R 2,726,100
4,645 4.329%, 7/01/40 7/28 at 100.00 N/R 4,220,911
1,000 4.784%, 7/01/58 7/28 at 100.00 N/R 893,860
Rancho Cardova, California, Special Tax Bonds, Community
Facilities District 2005-1 Sunridge North Douglas Series
2015:
1,200 5.000%, 9/01/40 9/25 at 100.00 N/R 1,213,020
1,250 5.000%, 9/01/45 9/25 at 100.00 N/R 1,259,387
1,590 Rancho Cordova, California, Special Tax Bonds, Communities Facilities
District 2014-1 Montelena, Series 2022, 5.000%, 9/01/42
9/28 at 103.00 N/R 1,613,198
Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2018-1 Grantline 208, Series 2019:
410 5.000%, 9/01/44 9/26 at 103.00 N/R 417,720
530 5.000%, 9/01/49 9/26 at 103.00 N/R 537,282
Redwood City Redevelopment Agency, California, Tax
Allocation Bonds, Project Area 2, Series 2003A:
1,755 0.000%, 7/15/29 - AMBAC Insured No Opt. Call A 1,413,688
1,260 0.000%, 7/15/31 - AMBAC Insured No Opt. Call A 943,614
1,185 Rio Vista, California, Special Tax Bonds, Community Faciliites District 2018-
1 Liberty Community, Series 2018-1, 5.000%, 9/01/48
9/25 at 103.00 N/R 1,189,100
1,185 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 4.250%, 9/01/47 - AGM Insured
9/29 at 103.00 AA 1,170,756
River Islands Public Financing Authority, California,
Special Tax Bonds, Community Facilities District 2003-1
Improvement Area 1, Subordinate Series 2022B-2:
1,000 5.000%, 9/01/42 9/29 at 103.00 N/R 946,490
2,525 5.250%, 9/01/47 9/29 at 103.00 N/R 2,441,447
2,015 5.000%, 9/01/52 9/29 at 103.00 N/R 1,870,424
1,000 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2019-1 Phase 2 Public Improvements,
Series 2019, 4.000%, 9/01/46
9/26 at 103.00 N/R 807,580
1,250 Riverside County Asset Leasing Corporation, California, Lease Revenue
Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020, 9.119%,
11/01/45, 144A, (IF) (4)
11/25 at 100.00 A+ 1,538,550
1,295 Riverside County Asset Leasing Corporation, California, Leasehold
Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%,
6/01/26 - NPFG Insured
No Opt. Call A+ 1,155,891
2,115 Riverside County, California, Special Tax Bonds, Community Facilities
District 03-1 Newport Road, Series 2014, 5.000%, 9/01/30
9/24 at 100.00 N/R 2,156,200
870 Riverside County, California, Special Tax Bonds, Community Facilities
District 04-2 Lake Hill Crest, Series 2012, 5.000%, 9/01/35
9/23 at 100.00 N/R 874,768
Riverside County, California, Special Tax Bonds, Community
Facilities District 05-8 Scott Road, Series 2013:
660 5.000%, 9/01/32 3/23 at 100.00 N/R 660,693
3,410 5.000%, 9/01/42 3/23 at 100.00 N/R 3,411,057
Riverside County, California, Special Tax Bonds, Community
Facilities District 07-2 Clinton Keith, Series 2017:
1,000 5.000%, 9/01/42 9/27 at 100.00 N/R 1,017,750
535 5.000%, 9/01/45 9/27 at 100.00 N/R 542,351
415 Riverside Unified School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 32, Series 2020, 4.000%, 9/01/45
9/27 at 103.00 N/R 362,486

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Rocklin Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 2, Series
2007:
$ 1,010 0.000%, 9/01/34 - NPFG Insured No Opt. Call Baa2 $ 646,440
1,155 0.000%, 9/01/35 - NPFG Insured No Opt. Call Baa2 696,627
815 Rocklin, Placer County, California, Special Tax Bonds, Community Facilities
District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 N/R 827,527
935 Rohnert Park Community Development Agency, California, Tax Allocation
Bonds, Series 1999, 0.000%, 8/01/33
No Opt. Call Baa2 641,027
3,775 Romoland School District, California, Special Tax Bonds, Community
Facilities District 2004-1 Heritage Lake Improvement Area 3, Series
2013, 5.000%, 9/01/43
9/23 at 100.00 N/R 3,781,870
820 Romoland School District, California, Special Tax Bonds, Community
Facilities District 91-1, Series 2017, 5.000%, 9/01/41
9/27 at 100.00 N/R 831,283
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Hewlett Parkard Campus Oaks, Series 2016:
845 5.000%, 9/01/36 9/26 at 100.00 N/R 870,122
2,360 5.500%, 9/01/46 9/26 at 100.00 N/R 2,421,454
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Sierra Vista Villages, Series 2020:
490 4.000%, 9/01/45 9/27 at 103.00 N/R 432,249
1,300 4.000%, 9/01/50 9/27 at 103.00 N/R 1,117,883
625 Roseville, California, Special Tax Bonds, Community Facilities District 1
Villages at Sierra Vista, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 N/R 570,419
1,100 Roseville, California, Special Tax Bonds, Community Facilities District 1
Westbrook, Series 2014, 5.000%, 9/01/34
9/24 at 100.00 N/R 1,113,882
2,050 Roseville, California, Special Tax Bonds, Community Facilities District 5
Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47, 144A
9/27 at 100.00 N/R 2,073,227
Roseville, California, Special Tax Bonds, SVSP Westpark-
Federico Community Facilities District 1, Series 2019:
500 5.000%, 9/01/44 9/26 at 103.00 N/R 510,255
700 5.000%, 9/01/49 9/26 at 103.00 N/R 710,402
2,755 Roseville, California, Special Tax Bonds, SVSP Westpark-Federico
Community Facilities District 1, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 N/R 2,753,292
230 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2016, 5.500%, 11/01/46
11/26 at 100.00 N/R 230,076
1,510 Sacramento City Financing Authority California, Lease Revenue Bonds,
Master Lease Program Facilities Projects, Tender Option Bond Trust
2016-XG0100, 9.437%, 12/01/33 - AMBAC Insured, 144A, (IF) (4)
No Opt. Call AA- 2,697,600
Sacramento City Financing Authority, California, Tax
Allocation Revenue Bonds, Merged Downtown
Sacramento and Oak Park Projects, Series 2005A:
4,295 0.000%, 12/01/31 - FGIC Insured No Opt. Call Baa2 3,157,255
4,435 0.000%, 12/01/32 - FGIC Insured No Opt. Call Baa2 3,126,187
275 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
9/23 at 100.00 N/R 277,437
1,600 Sacramento, California, Special Tax Bonds, Community Facilities District
2018-01 Railyards, Improvements Series 2022, 5.375%, 9/01/52, 144A
9/29 at 103.00 N/R 1,610,752
Sacramento, California, Special Tax Bonds, North Natomas
Community Facilities District 7, Series 2017-01:
710 5.000%, 9/01/37, 144A 9/24 at 103.00 N/R 733,338
1,900 5.000%, 9/01/47, 144A 9/24 at 103.00 N/R 1,924,586
428 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts
Redevelopment Projects, Series 2007A, 2.700%, 12/31/26 (5)
No Opt. Call N/R 29,960
1,485 San Bernardino Community Facilities District Number 2020-1, California,
Special Tax Bonds, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 N/R 1,336,485
390 San Bernardino County Financing Authority, California, Revenue Bonds,
Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 - NPFG
Insured
No Opt. Call Baa2 396,033
550 San Bernardino County, California, Special Tax Bonds, Community
Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series
2015, 5.000%, 9/01/40
9/25 at 100.00 N/R 556,353

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 5,750 San Diego Public Facilities Financing Authority, California, Lease Revenue
Bonds, Capital Improvement Projects, Series 2021A, 4.000%, 10/15/50,
(UB) (4)
10/30 at 100.00 AA- $ 5,408,278
1,000 San Francisco City and County Infrastructure and Revitalization Financing
District 1 Treasure Island, California, Tax Increment Revenue Bonds,
Housing Increment Series 2022B, 5.000%, 9/01/52, 144A
9/32 at 100.00 N/R 946,370
865 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R 872,906
1,250 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Series 2014A, 5.000%, 8/01/43
8/24 at 100.00 A- 1,283,375
12,610 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A
3/23 at 36.63 N/R 4,658,134
11,755 San Francisco City and County, California, Certificates of Participation, 49
South Van Ness Avenue Project, Green Series 2019A, 4.000%, 4/01/45,
(UB) (4)
4/27 at 100.00 AA 11,274,808
850 San Francisco City and County, California, Development Special Tax
Bonds, Mission Rock Facilities & Services Special Tax District 2020-1,
Series 2021A, 4.000%, 9/01/41, 144A
9/28 at 103.00 N/R 740,988
San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2014-1 Transbay
Transit Center, Green Series 2022A:
1,000 5.000%, 9/01/42, (UB) (4) 9/32 at 100.00 AA+ 1,068,670
1,735 5.000%, 9/01/47, (UB) (4) 9/32 at 100.00 AA+ 1,830,616
1,150 5.000%, 9/01/52, (UB) (4) 9/32 at 100.00 AA+ 1,202,727
San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure
Island Improvement Area 1, Series 2020:
1,550 4.000%, 9/01/42 9/27 at 103.00 N/R 1,385,250
4,350 4.000%, 9/01/50 9/27 at 103.00 N/R 3,688,452
1,000 San Jacinto Unified School District, California, Community Facilities District
2003-1 Infrastructure Projects, Series 2016, 3.375%, 9/01/46
9/23 at 103.00 N/R 768,380
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
110 6.250%, 7/01/24 No Opt. Call Baa2 112,750
5,000 Stockton, California, Special Tax Revenue Bonds, Community Facilities
District 19-1, Cannery Park II, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 N/R 4,869,100
1,335 Sulphur Springs Union School District, California, Special Tax Bonds,
Community Facilities District 2006-1, Series 2018, 5.000%, 9/01/43
9/24 at 103.00 N/R 1,357,895
5,400 Sulphur Springs Union School District, California, Special Tax Bonds,
Community Facilities District 2014-1, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 N/R 4,936,086
4,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1 Tejon Industrial Complex
East 2012B, 5.250%, 9/01/42
3/23 at 100.00 N/R 4,004,120
2,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1, Tejon Industrial Complex
Public Improvements-East, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 2,021,120
3,250 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1, Tejon Industrial Complex
Public Improvements-East, Series 2020, 4.000%, 9/01/50
9/27 at 103.00 N/R 2,812,257
1,045 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A
9/27 at 100.00 N/R 1,077,635
400 Temecula Valley Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1, Series 2014,
4.250%, 9/01/44
9/23 at 101.00 N/R 369,148
1,285 Tracy, California, Special Tax Bonds, Community Facilities District 2016-1
Tracy Hills,  Improvement Area 1, Series 2019, 5.000%, 9/01/44
9/25 at 103.00 N/R 1,297,246

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 700 Victor Valley Union High School District, San Bernardino County,
California, Special Tax Bonds, Community Facilities District 2007-1,
Series 2013, 5.000%, 9/01/43
9/23 at 100.00 N/R $ 701,547
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C, 5.000%, 10/01/39, 144A
10/24 at 100.00 N/R 807,460
10,100 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Election 2012, Series 2015B,
4.000%, 8/01/54, (UB) (4)
8/25 at 100.00 A1 9,368,861
West Patterson Financing Authority, California, Special Tax
Bonds, Community Facilities District 2015-1 Arambel-
KDN, Refunding Series 2015:
350 5.250%, 9/01/35 9/25 at 100.00 N/R 360,178
785 5.250%, 9/01/45 9/25 at 100.00 N/R 795,833
2,805 West Sacramento, California, Special Tax Bonds, Community Facilities
District 27 Bridge District, Refunding Series 2016, 5.000%, 9/01/40
9/26 at 100.00 N/R 2,846,710
7,760 West Sacramento, California, Special Tax Bonds, Community Facilities
District 27 Bridge District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 N/R 7,851,025
2,155 Western Placer Unified School District, Placer County, California,
Certificates of Participation, Refinancing Project, Series 2017, 4.000%,
8/01/49 - AGM Insured, (UB) (4)
8/27 at 100.00 AA 2,016,843
Westside Union School District, California, Special Tax
Bonds, Community Facilities District 2018-1 Improvement
Area 1, Series 2021:
365 4.000%, 9/01/46 9/28 at 103.00 N/R 314,009
490 4.000%, 9/01/51 9/28 at 103.00 N/R 411,801
1,445 William S. Hart Union High School District, Los Angeles County, California,
Special Tax Bonds, Community Facilities District 2015-1, Series 2017,
5.000%, 9/01/47
9/26 at 100.00 N/R 1,457,557
1,860 Woodland, California, Special Tax Bonds, Community Facilities District
2004-1 Spring Lake, Refunding & Capital Projects Series 2016, 4.000%,
9/01/45
9/26 at 100.00 N/R 1,640,780
290 Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/27 (5)
3/23 at 100.00 N/R 124,700
Total Tax Obligation/Limited 424,103,696
Transportation - 10.3%
Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien
Series 2022C:
9,400 5.400%, 10/01/49 - AGM Insured, (UB) (4) 10/37 at 100.00 BBB 4,628,184
34,890 5.450%, 10/01/52 - AGM Insured, (UB) (4) 10/37 at 100.00 BBB 16,968,752
7,410 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Senior Lien Series 2022A, 0.000%, 10/01/51 - AGM Insured,
(UB) (4),(7)
10/37 at 100.00 A 3,613,487
Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Senior Lien Series 2022B:
4,000 5.300%, 10/01/47, (UB) (4) 10/37 at 100.00 A- 1,976,760
8,405 5.350%, 10/01/48, (UB) (4) 10/37 at 100.00 A- 4,129,293
5,185 5.375%, 10/01/49, (UB) (4) 10/37 at 100.00 A- 2,534,428
7,080 5.400%, 10/01/50, (UB) (4) 10/37 at 100.00 A- 3,450,013
4,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/49,
(UB) (4)
4/27 at 100.00 A1 3,802,080
4,000 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 3,832,280
10,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 9,055,400
5,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A, 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A
3/23 at 102.00 N/R 4,644,750

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 10,845 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46,
(UB) (4)
1/31 at 100.00 Baa2 $ 9,838,692
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
5,000 0.000%, 1/15/37 - AGM Insured No Opt. Call BBB+ 2,771,350
1,775 5.000%, 1/15/42 - AGM Insured 1/24 at 100.00 BBB+ 1,806,577
2,500 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.950%,
1/15/53 - AGM Insured
7/27 at 100.00 A1 2,264,225
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
450 6.250%, 10/01/34, (AMT) 10/23 at 100.00 Baa2 456,867
90 6.125%, 10/01/43 - AGM Insured, (AMT) 10/23 at 100.00 Baa2 91,309
Guam Port Authority, Port Revenue Bonds, Private Activity
Series 2018B:
250 5.000%, 7/01/36, (AMT) 7/28 at 100.00 Baa2 261,362
400 5.000%, 7/01/37, (AMT) 7/28 at 100.00 Baa2 415,892
3,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022G,
4.000%, 5/15/47, (AMT)
11/31 at 100.00 AA 2,789,490
10,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT), (UB) (4)
11/27 at 100.00 AA- 10,204,600
5,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/56, (AMT), (UB) (4)
7/31 at 100.00 A2 5,116,350
5,165 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/48,
(AMT), (UB) (4)
5/28 at 100.00 A+ 5,249,809
4,500 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 4.000%, 5/01/49,
(AMT), (UB) (4)
5/29 at 100.00 A+ 4,135,320
8,600 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 4.000%, 5/01/50,
(AMT), (UB) (4)
5/29 at 100.00 A+ 7,870,548
200 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/49
1/25 at 100.00 BBB 200,438
50 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/31 - NPFG Insured
No Opt. Call Baa2 36,588
6,650 San Jose, California, Airport Revenue Bonds, Refunding Series 2017A,
4.000%, 3/01/42 - BAM Insured, (AMT), (UB) (4)
3/27 at 100.00 A2 6,237,301
1,200 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.500%, 4/01/52, (AMT), 144A
10/29 at 104.00 N/R 1,170,804
Total Transportation 119,552,949
U.S. Guaranteed - 1.2% (8)
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series
1997C:
2,320 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call AA 1,515,911
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Tender Option Bond
Trust 2015-XF0120:
35 22.077%, 10/01/38, (Pre-refunded 10/01/24), 144A, (IF) (4) 10/24 at 100.00 N/R 38,565
1,955 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Windsor Mobile Country Club, Subordinate Series 2013B,
7.000%, 11/15/48, (Pre-refunded 11/15/23)
11/23 at 100.00 N/R 2,005,732
250 California Municipal Finance Authority, Revenue Bonds, Touro College
and University System, Series 2014A, 5.250%, 1/01/40, (Pre-refunded
7/01/24)
7/24 at 100.00 N/R 257,113

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (8) (continued)
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
$ 40 5.000%, 8/01/46, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R $ 41,784
California School Finance Authority, Educational Facility
Revenue Bonds, Partnerships to Uplift Communities Valley
Project, Series 2014:
1,605 6.400%, 8/01/34, (Pre-refunded 2/01/24), 144A 2/24 at 100.00 BB+ 1,644,130
2,040 6.750%, 8/01/44, (Pre-refunded 2/01/24), 144A 2/24 at 100.00 BB+ 2,095,162
California State, General Obligation Bonds, Various Purpose,
Tender Option Bond Trust 2015-XF1041:
750 4.330%, 11/01/44, (Pre-refunded 11/01/24), 144A, (IF) (4) 11/24 at 100.00 AA- 729,337
1,000 California Statewide Communities Development Authority, Revenue
Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust
2015-XF1035, 9.198%, 5/15/24, (Pre-refunded 11/15/24) - AGM Insured,
144A, (IF) (4)
11/24 at 100.00 AA 1,163,310
1,250 Dana Point, California, Special Tax Bonds, Community Facilities District
2006-1 Series 2014, 5.000%, 9/01/45, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R 1,262,088
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
295 6.250%, 10/01/34, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 299,502
410 6.125%, 10/01/43, (Pre-refunded 10/01/23) - AGM Insured, (AMT) 10/23 at 100.00 Baa2 415,961
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2013:
500 5.250%, 7/01/33, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 503,235
1,000 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 1,007,280
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
110 6.250%, 7/01/24, (ETM) No Opt. Call Baa2 112,741
1,250 Stockton Public Financing Authority, California, Water Revenue Bonds,
Delta Water Supply Project, Series 2010A, 6.250%, 10/01/40, (Pre-
refunded 10/01/23)
10/23 at 100.00 A 1,272,838
Total U.S. Guaranteed 14,364,689
Utilities - 8.1%
4,375 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 Baa1 4,555,425
1,100 California Pollution Control Financing Authority Water Furnishing Revenue
Bonds (Poseidon Resources (Channelside) LP Desalination Project),
Series 2023 (AMT), 5.000%, 11/21/45, (AMT), 144A , (WI/DD, Settling
3/09/23)
7/33 at 100.00 BBB 1,113,178
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 Baa2 503,255
25 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/28
No Opt. Call A- 26,737
8,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47, (UB) (4)
1/27 at 100.00 AA- 8,368,560
7,775 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022A, 5.000%, 7/01/51, (UB) (4)
7/31 at 100.00 N/R 8,388,914
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022B, 5.000%, 7/01/47, (UB) (4)
7/32 at 100.00 AA- 5,472,550
2,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Tender Option Bond Trust 3403. As of 6/4/2015
Converted to Trust 2015-XF2053, 8.557%, 1/01/24, 144A, (IF) (4)
7/24 at 100.00 Aa2 2,138,340
50 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.500%, 11/01/39
No Opt. Call BBB+ 59,647
480 Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water
System Project, Series 1999A, 5.500%, 5/01/29 - NPFG Insured
No Opt. Call Baa2 509,890
500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A, 4.000%, 7/01/47,
144A
7/32 at 100.00 N/R 414,660

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
$ 3,745 5.000%, 7/01/35, 144A 7/30 at 100.00 N/R $ 3,737,884
3,000 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R 2,897,400
5 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 N/R 4,914
8,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (5)
3/23 at 100.00 D 5,420,000
25 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 3.926%, 7/01/30 (5)
3/23 at 100.00 D 17,312
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD:
1,000 3.375%, 7/01/21 (5) 7/20 at 100.00 D 681,250
1,030 3.844%, 7/01/21 (5) 7/20 at 100.00 D 693,963
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A:
1,415 3.941%, 7/01/29 (5) 3/23 at 100.00 D 979,888
5,385 3.957%, 7/01/42 (5) 3/23 at 100.00 D 3,756,038
2,925 3.961%, 7/01/42 (5) 3/23 at 100.00 D 2,040,187
85 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 3.999%, 7/01/20 (5)
No Opt. Call D 58,437
1,950 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT, 3.957%, 7/01/32 (5)
3/23 at 100.00 D 1,360,125
1,140 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007VV, 5.250%, 7/01/34 - NPFG Insured
No Opt. Call D 1,143,386
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA:
500 3.978%, 7/01/24 (5) 3/23 at 100.00 D 348,125
275 3.978%, 7/01/25 (5) 3/23 at 100.00 D 191,469
3,000 3.978%, 7/01/27 (5) 3/23 at 100.00 D 2,092,500
1,020 3.978%, 7/01/31 (5) 3/23 at 100.00 D 714,000
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC:
135 3.957%, 7/01/24 (5) 3/23 at 100.00 D 93,656
200 3.941%, 7/01/27 (5) 3/23 at 100.00 D 138,500
2,000 3.990%, 7/01/28 (5) 3/23 at 100.00 D 1,355,000
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX:
1,445 3.926%, 7/01/25 (5) 3/23 at 100.00 D 998,856
95 3.978%, 7/01/26 (5) 3/23 at 100.00 D 66,263
1,000 3.978%, 7/01/35 (5) 3/23 at 100.00 D 702,500
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ:
165 3.957%, 7/01/21 (5) 7/20 at 100.00 D 112,406
1,695 3.957%, 7/01/23 (5) No Opt. Call N/R 1,154,719
1,000 3.978%, 7/01/26 (5) 3/23 at 100.00 D 697,500
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A:
220 4.143%, 7/01/30 (5) 7/23 at 100.00 D 158,400
4,430 4.102%, 7/01/36 (5) 7/23 at 100.00 D 3,189,600
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series WW:
915 3.988%, 7/01/24 (5) 3/23 at 100.00 D 638,213
1,000 3.978%, 7/01/33 (5) 3/23 at 100.00 D 702,500
295 3.999%, 7/01/38 (5) 3/23 at 100.00 D 208,712
2,380 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build
America Bond Series 2010EE, 4.036%, 7/01/30 (5)
3/23 at 100.00 D 1,612,450
San Joaquin County, California, Revenue Bonds, CSA
County Service Area 31, Refunding Series 2018A:
1,250 5.000%, 8/01/38 8/28 at 100.00 N/R 1,284,475
1,500 5.000%, 8/01/42 8/28 at 100.00 N/R 1,531,365

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Investments in Derivatives
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Southern California Public Power Authority, Natural Gas
Project 1 Revenue Bonds, Series 2007A:
$ 1,000 5.000%, 11/01/29 No Opt. Call BBB+ $ 1,062,210
220 5.000%, 11/01/33 No Opt. Call BBB+ 236,104
2,190 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022A, 7.750%, 7/01/24
No Opt. Call N/R 2,137,221
150 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022B, 10.000%, 7/01/24
No Opt. Call N/R 148,417
West County Facilities Financing Authority, California,
Wastewater Revenue Bonds, Green Series 2021:
5,020 4.000%, 6/01/46, (UB) (4) 6/31 at 100.00 AA- 4,834,913
13,245 4.000%, 6/01/51, (UB) (4) 6/31 at 100.00 AA- 12,510,962
Total Utilities 93,262,976
Total Municipal Bonds (cost $1,632,747,332) 1,542,010,500
Shares Description (1) Value
X 1,503,079 COMMON STOCKS - 0.1%
X 1,503,079
Airlines - 0.1%
$ 94,060 American Airlines Group Inc (9),(10) $ 1,503,079
Total Airlines 1,503,079
Total Common Stocks (cost $2,851,418) 1,503,079
Total Long-Term Investments (cost $1,635,598,750) 1,543,513,579
Borrowings - (4.6)% (11) (52,700,000)
Floating Rate Obligations - (30.6)%   (353,613,000)
Other Assets & Liabilities, Net - 1.6%(12) 18,197,923
Net Assets - 100% $ 1,155,398,502
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note (694) 6/23 $ (74,544,026) $ (74,295,953) $ 248,073
U.S. Treasury 10-Year Note (432) 6/23 (48,311,262) (48,235,500) 75,762
Total $(122,855,288) $(122,531,453) $323,835
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(9) On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement to meet AMR's unsecured bond obligations, the bondholders including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) Borrowings as a percentage of Total Investments is 3.4%.

(12) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-
traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Nuveen California Municipal Bond Fund
Portfolio of Investments February 28, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.9%
X
1,680,980,384 MUNICIPAL BONDS - 98.9%
X 1,680,980,384
Consumer Staples - 0.0%
$ 370 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ $ 326,569
Total Consumer Staples 326,569
Education and Civic Organizations - 5.5%
5,000 California Educational Facilities Authority, Revenue Bonds, Chapman
University, Series 2015, 5.000%, 4/01/45
4/25 at 100.00 A2 5,080,900
3,000 California Educational Facilities Authority, Revenue Bonds, University of
the Pacific, Refunding Series 2015, 5.000%, 11/01/36
11/25 at 100.00 A2 3,102,060
4,250 California Municipal Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Series 2012A, 5.250%,
8/01/42
3/23 at 100.00 BB+ 3,928,318
California Municipal Finance Authority, Educational Facilities
Revenue Bonds, OCEAA Project, Series 2008A:
560 6.750%, 10/01/28 3/23 at 100.00 N/R 560,498
1,500 7.000%, 10/01/39 3/23 at 100.00 N/R 1,501,035
1,275 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 5.000%, 1/01/35
1/25 at 100.00 N/R 1,085,854
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
8,595 4.000%, 12/31/47, (AMT) 6/28 at 100.00 A2 7,339,012
6,980 5.000%, 12/31/47, (AMT) 6/28 at 100.00 BBB- 6,913,411
1,040 California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/40,
144A
8/25 at 100.00 BBB 1,044,753
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
460 5.000%, 8/01/46, 144A 8/25 at 100.00 BBB 459,738
815 California School Finance Authority, Charter School Revenue Bonds,
Aspire Public School - Obligated Group,Issue No.6, Series 2020A,
5.000%, 8/01/52, 144A
8/28 at 100.00 BBB 803,346
California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016:
410 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 371,956
500 5.000%, 6/01/51, 144A 6/26 at 100.00 N/R 444,070
375 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A
5/27 at 100.00 N/R 376,751
285 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/36,
144A
6/25 at 100.00 N/R 274,546
500 California School Finance Authority, Charter School Revenue Bonds,
Summit Public Schools Obligated Group, Series 2017, 5.000%, 6/01/47,
144A
6/27 at 100.00 Baa3 500,385
750 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2015A,
5.000%, 7/01/45, 144A
7/25 at 100.00 BBB 752,925
830 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A,
5.000%, 7/01/46, 144A
7/25 at 100.00 BBB 832,764
5,235 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C,
5.250%, 7/01/52, 144A
7/25 at 101.00 BBB 5,284,837

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2013:
$ 2,000 6.900%, 7/01/43 7/23 at 100.00 BBB- $ 2,015,520
4,040 7.000%, 7/01/48 7/23 at 100.00 BBB- 4,070,744
2,650 California State University, Systemwide Revenue Bonds, Refunding Series
2015A, 5.000%, 11/01/35
11/25 at 100.00 Aa2 2,780,486
3,100 California State University, Systemwide Revenue Bonds, Series 2018A,
5.000%, 11/01/43
11/28 at 100.00 Aa2 3,336,282
5,210 California State University, Systemwide Revenue Bonds, Series 2019A,
5.000%, 11/01/51
11/29 at 100.00 Aa2 5,577,618
7,100 California State University, Systemwide Revenue Bonds, Series 2020C,
3.000%, 11/01/39
11/30 at 100.00 Aa2 6,078,523
1,115 San Diego County, California, Limited Revenue Obligations, Sanford
Burnham Prebys Medical Discovery Institute, Series 2015A, 5.000%,
11/01/28
11/25 at 100.00 A1 1,183,049
15,325 University of California, General Revenue Bonds, Limited Project Series
2017M, 5.000%, 5/15/47
5/27 at 100.00 AA- 16,149,485
11,620 University of California, General Revenue Bonds, Limited Project Series
2018O, 5.000%, 5/15/43
5/28 at 100.00 AA- 12,371,465
Total Education and Civic Organizations 94,220,331
Financials - 0.0%
7 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit Exchanged
From Cusip 74529JAN5, 0.000%, 8/01/47
No Opt. Call N/R 1,806
Total Financials 1,806
Health Care - 11.5%
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
17,205 5.000%, 11/15/46 11/26 at 100.00 A1 17,538,949
3,815 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 A1 3,895,229
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A:
1,225 5.000%, 11/15/36 11/27 at 100.00 A1 1,302,322
11,100 5.000%, 11/15/48 11/27 at 100.00 A1 11,333,433
7,000 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 4.000%, 8/15/48
8/31 at 100.00 AA- 6,679,750
3,850 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47
8/27 at 100.00 BBB+ 3,894,660
6,100 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2012A, 4.000%, 11/15/39
3/23 at 100.00 A 5,762,182
7,850 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 A 7,202,925
California Health Facilities Financing Authority, Revenue
Bonds, CommonSpirit Health, Series 2020A:
10,750 4.000%, 4/01/40 4/30 at 100.00 A- 10,180,895
3,175 4.000%, 4/01/45 4/30 at 100.00 A- 2,880,582
36,320 4.000%, 4/01/49 4/30 at 100.00 A- 32,113,055
3,940 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 AA 4,010,644
830 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43
8/24 at 100.00 AA- 845,297
1,825 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 A+ 1,835,640
250 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 Baa2 254,175
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
1,810 5.250%, 11/01/36 11/26 at 100.00 BBB- 1,822,670
5,000 5.250%, 11/01/41 11/26 at 100.00 BBB- 5,018,200
6,750 5.000%, 11/01/47 11/26 at 100.00 BBB- 6,777,000
10,310 5.250%, 11/01/47 11/26 at 100.00 BBB- 10,340,724

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 5,300 California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2017A, 5.000%, 2/01/47
2/27 at 100.00 A- $ 5,428,790
2,950 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 AA 3,108,857
2,000 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 BBB- 1,972,720
2,500 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 A- 2,524,025
6,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/44
12/24 at 100.00 BB+ 5,839,680
17,250 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB+ 16,265,715
8,400 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB+ 8,258,796
California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series
2015A:
1,305 5.000%, 3/01/35 3/26 at 100.00 A 1,346,368
1,000 5.000%, 3/01/45 3/26 at 100.00 A 1,011,140
4,650 California Statewide Communities Development Authority, Revenue
Bonds, Adventist Health System/West, Series 2018A, 5.000%, 3/01/48
3/28 at 100.00 A 4,699,662
1,365 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52
- AGM Insured
8/32 at 100.00 AA 1,444,798
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
34 5.750%, 7/01/24 (4),(5) 1/22 at 100.00 N/R 33,923
39 5.750%, 7/01/30 (4),(5) 1/22 at 100.00 N/R 39,004
3 5.750%, 7/01/35 (4),(5) 1/22 at 100.00 N/R 2,540
37 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/24
2022 2022 (4),(5)
1/22 at 100.00 N/R 36,709
3,000 Kaweah Delta Health Care District, California, Revenue Bonds, Series
2015B, 5.000%, 6/01/40
6/25 at 100.00 Ba1 2,614,320
5,000 Palomar Health System, California, Revenue Bonds, Refunding Series
2017, 5.000%, 11/01/42
11/27 at 100.00 BBB 5,026,700
1,630 Upland, California, Certificates of Participation, San Antonio Regional
Hospital, Series 2017, 5.000%, 1/01/47
1/28 at 100.00 BBB 1,617,009
Total Health Care 194,959,088
Housing/Multifamily - 15.0%
19,170 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 14,957,776
15,920 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 12,730,746
26,675 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 23,229,124
1,950 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R 1,461,233
560 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 431,021
440 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 N/R 413,750

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 2,850 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 N/R $ 2,733,805
21,320 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R 18,450,541
11,233 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+ 11,102,197
12,527 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 11,798,083
1,535 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 1,529,348
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Affordable Housing Inc Projects,
Senior Series 2014A:
170 5.250%, 8/15/39 8/24 at 100.00 A- 172,525
455 5.250%, 8/15/49 8/24 at 100.00 A- 460,428
3,235 California Statewide Community Development Authority, Multifamily
Housing Revenue Senior Bonds, Westgate Courtyards Apartments,
Series 2001X-1, 5.420%, 12/01/34 - AMBAC Insured, (AMT)
3/23 at 100.00 N/R 3,130,995
20,705 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 15,740,148
5,675 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58,
144A
2/32 at 100.00 N/R 4,426,387
920 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 N/R 729,486
8,660 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2,
3.250%, 5/01/57, 144A
5/32 at 100.00 N/R 6,061,134
1,255 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 977,394
5,230 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 4,353,452
26,965 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 20,301,679
14,755 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 12,503,092
2,880 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-1, 2.875%, 8/01/41,
144A
8/31 at 100.00 N/R 2,413,728
4,640 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 N/R 3,258,022
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Millennium South Bay-
Hawthorne, Series 2021A-1 and A-2:
4,355 3.375%, 7/01/43, 144A 7/32 at 100.00 N/R 3,462,748
11,190 3.250%, 7/01/56, 144A 7/32 at 100.00 N/R 7,644,560
17,875 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 13,244,660
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1:
1,615 3.000%, 7/01/43, 144A 7/32 at 100.00 N/R 1,231,421
4,750 3.125%, 7/01/56, 144A 7/32 at 100.00 N/R 3,282,630

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 395 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 N/R $ 283,626
16,430 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 13,386,671
5,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 3,891,202
5,730 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 4,324,431
7,475 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series
2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R 5,133,157
2,100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 1,704,003
3,995 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 N/R 2,952,345
16,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R 10,825,712
3,100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series
2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R 2,344,685
10,045 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 6,782,987
765 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/25
No Opt. Call N/R 770,584
Total Housing/Multifamily 254,631,516
Long-Term Care - 0.1%
1,275 California Health Facilities Financing Authority, Revenue Bonds, Northern
California Presbyterian Homes & Services Inc., Refunding Series 2015,
5.000%, 7/01/44
7/25 at 100.00 AA 1,316,782
1,000 California Statewide Communities Development Authority, Revenue
Bonds, Front Porch Communities & Services, Series 2021A, 4.000%,
4/01/41
4/31 at 100.00 A 942,430
Total Long-Term Care 2,259,212
Tax Obligation/General - 12.0%
1,000 Acalanes Union High School District, Contra Costa County, California,
General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26
No Opt. Call Aa1 896,830
4,000 Alum Rock Union Elementary School District, Santa Clara County,
California, General Obligation Bonds, Refunding Series 2013A, 6.000%,
8/01/39
8/23 at 100.00 A1 4,039,120
5,570 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C, 0.000%, 5/01/42 (6)
5/40 at 100.00 Aa3 3,866,360
21,830 California State, General Obligation Bonds, Various Purpose Refunding
Series 2015, 5.000%, 8/01/33
2/25 at 100.00 Aa2 22,673,511
1,940 California State, General Obligation Bonds, Various Purpose Series 2014,
5.000%, 10/01/37
10/24 at 100.00 Aa2 1,984,814
6,540 California State, General Obligation Bonds, Various Purpose Series 2015,
5.000%, 8/01/45
8/25 at 100.00 Aa2 6,766,807
California State, General Obligation Bonds, Various Purpose
Series 2016:
2,500 5.000%, 9/01/45 9/26 at 100.00 Aa2 2,611,725
835 5.000%, 9/01/46 9/26 at 100.00 Aa2 871,590
22,700 California State, General Obligation Bonds, Various Purpose Series 2018,
5.000%, 10/01/47
4/26 at 100.00 Aa2 23,566,005

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,770 California State, General Obligation Bonds, Various Purpose Series 2020,
4.000%, 11/01/45
11/25 at 100.00 Aa2 $ 1,743,131
3,385 Chino Valley Unified School District, San Bernardino County, California,
General Obligation Bonds, 2016 Election Series 2020B, 5.000%,
8/01/55
8/30 at 100.00 Aa2 3,631,868
345 Golden West Schools Financing Authority, California, General Obligation
Revenue Refunding Bonds, School District Program, Series 1999A,
5.800%, 8/01/23 - NPFG Insured
No Opt. Call Baa2 348,436
14,500 Grossmont Healthcare District, California, General Obligation Bonds,
Refunding Series 2015D, 4.000%, 7/15/40
7/25 at 100.00 Aa2 14,236,390
7,000 Hacienda La Puente Unified School District, Los Angeles County,
California, General Obligation Bonds, 2016 Election, Series 2017A,
4.000%, 8/01/47
8/27 at 100.00 AAA 6,675,760
30 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2008, Series 2009A, 5.500%,
8/01/29
3/23 at 100.00 Aa2 30,055
6,225 Manteca Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2014 Series 2017B, 4.000%, 8/01/42
8/27 at 100.00 Aa2 6,067,196
10,000 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/40
8/25 at 100.00 Aa2 9,812,100
4,040 Morgan Hill Unified School District, Santa Clara County, California, General
Obligation Bonds, Election 2012 Series 2017B, 4.000%, 8/01/47
8/27 at 100.00 Aa1 3,888,864
1,740 Pajaro Valley Unified School District, Santa Cruz County, California,
General Obligation Bonds, Refunding Election 2012 Series 2013A,
4.250%, 8/01/47
8/23 at 100.00 Aa3 1,724,705
2,745 Palomar Community College District, San Diego County, California,
General Obligation Bonds, Election 2006 Series 2017D, 4.000%,
8/01/46
8/27 at 100.00 AA 2,629,985
9,440 Paramount Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2006 Series 2011, 6.375%, 8/01/45
2/33 at 100.00 Aa3 11,193,480
40,000 San Diego Community College District, San Diego County, California,
General Obligation Bonds, Election of 2006, Series 2013, 0.000%,
8/01/41 (6)
8/23 at 57.57 AAA 22,720,000
30,295 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2020C-1, 4.000%,
8/01/45
8/29 at 100.00 Aaa 29,862,387
1,535 San Leandro Unified School District, Alameda County, California, General
Obligation Bonds, Election 2006 Series 2010C, 0.000%, 8/01/39 - AGC
Insured (6)
8/28 at 100.00 AA 1,421,625
2,345 Temecula Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2012 Series 2018C, 5.250%,
8/01/44
2/26 at 100.00 Aa1 2,471,583
2,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 -
AGC Insured
8/26 at 100.00 AA 2,206,180
3,080 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2004 Election Series 2013B, 5.000%,
8/01/43
8/24 at 100.00 A1 3,104,363
645 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2013A, 5.500%,
8/01/40
8/24 at 100.00 A1 662,660
8,640 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%,
8/01/45
8/25 at 100.00 A1 8,038,915
1,100 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/24
No Opt. Call AA- 1,145,155
3,500 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (6)
No Opt. Call Aa2 2,638,895
Total Tax Obligation/General 203,530,495

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 10.7%
$ 995 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 19A, Series 2015B, 5.000%, 9/01/35
9/25 at 100.00 N/R $ 1,019,029
1,655 Bell Community Housing Authority, California, Lease Revenue Bonds,
Series 2005, 5.000%, 10/01/36 - AMBAC Insured
3/23 at 100.00 N/R 1,661,173
1,335 Brea and Olinda Unified School District, Orange County, California,
Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 -
AGM Insured
3/23 at 100.00 AA 1,336,495
2,480 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call AA+ 1,622,292
2,040 California Infrastructure and Economic Development Bank, Lease Revenue
Bonds, California State Teachers Retirement System Headquarters
Expansion, Green Bond-Climate Bond Certified Series 2019, 5.000%,
8/01/44
8/29 at 100.00 AA 2,174,436
1,960 California Infrastructure and Economic Development Bank, Revenue
Bonds, North County Center for Self-Sufficiency Corporation, Series
2004, 5.000%, 12/01/25 - AMBAC Insured
3/23 at 100.00 AA+ 1,962,920
2,000 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2014A, 5.000%, 9/01/39
9/24 at 100.00 Aa3 2,043,040
California State Public Works Board, Lease Revenue Bonds,
Judicial Council of California, New Stockton Courthouse,
Series 2014B:
5,120 5.000%, 10/01/32 10/24 at 100.00 Aa3 5,262,131
2,600 5.000%, 10/01/33 10/24 at 100.00 Aa3 2,671,760
3,820 5.000%, 10/01/34 10/24 at 100.00 Aa3 3,918,289
2,000 5.000%, 10/01/39 10/24 at 100.00 Aa3 2,045,260
1,000 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, Various Projects Series 2013A, 5.000%, 3/01/30
3/23 at 100.00 Aa3 1,001,470
365 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
3/23 at 100.00 N/R 349,199
Chula Vista Municipal Finance Authority, California, Special
Tax Revenue Bonds, Refunding Series 2013:
1,915 5.500%, 9/01/27 9/23 at 100.00 AA- 1,940,986
2,165 5.500%, 9/01/29 9/23 at 100.00 AA- 2,194,704
1,520 5.500%, 9/01/30 9/23 at 100.00 AA- 1,540,490
3,200 Dublin Community Facilities District 2015-1 Dublin Crossing, California,
Special Tax Bonds, Improvement  Area 2, Series 2019, 5.000%, 9/01/44
9/26 at 103.00 N/R 3,249,504
1,500 Elk Grove Financing Authority, California, Special Tax Revenue Bonds,
Series 2015, 5.000%, 9/01/38 - BAM Insured
9/25 at 100.00 AA 1,566,105
310 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+ 322,905
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
6,375 5.000%, 11/15/29 11/25 at 100.00 BB 6,525,195
3,725 5.000%, 11/15/39 11/25 at 100.00 BB 3,742,098
1,000 Huntington Beach, California, Special Tax Bonds, Community Facilities
District 2003-1 Huntington Center, Refunding Series 2013, 5.375%,
9/01/33
9/23 at 100.00 N/R 1,008,250
1,090 Irvine, California, Limited Obligation Improvement Bonds, Reassessment
District 15-2, Series 2015, 5.000%, 9/02/42
9/25 at 100.00 N/R 1,101,238
Irvine, California, Special Tax Bonds, Community Facilities
District 2013-3 Great Park, Improvement Area 1,
Refunding Series 2014:
500 5.000%, 9/01/39 9/24 at 100.00 N/R 504,850
750 5.000%, 9/01/44 9/24 at 100.00 N/R 754,500
3,260 Jurupa Community Services District, California, Special Tax Bonds,
Community Facilities District 33 Eastvale Area, Series 2014, 5.000%,
9/01/43
9/24 at 100.00 N/R 3,282,690
790 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%,
9/01/40
9/24 at 100.00 N/R 798,216

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,620 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Refunding Series 2015, 5.000%, 9/01/40
9/25 at 100.00 N/R $ 1,647,524
Lammersville Joint Unified School District, California, Special
Tax Bonds, Community Facilities District  2007-1 Mountain
House - Shea Homes Improvement Area 1, Series 2013:
1,000 6.000%, 9/01/38 9/23 at 100.00 N/R 1,009,390
1,750 6.000%, 9/01/43 9/23 at 100.00 N/R 1,763,405
505 Lancaster Redevelopment Agency, California, Tax Allocation Bonds,
Combined Area Sheriff's Facilities Projects, Refunding Series 2004,
5.000%, 12/01/23 - SYNCORA GTY Insured
3/23 at 100.00 AA 505,667
390 Lancaster Redevelopment Agency, California, Tax Allocation Bonds,
Combined Fire Protection Facilities Project, Refunding Series 2004,
5.000%, 12/01/23 - SYNCORA GTY Insured
3/23 at 100.00 AA 390,515
1,000 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 N/R 1,011,570
5,075 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series
2019A, 5.000%, 7/01/44
7/28 at 100.00 AAA 5,429,083
3,000 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Multiple Capital Project, Series 2015A, 5.000%,
12/01/39
12/24 at 100.00 AA+ 3,049,620
Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2019E-1:
7,000 5.000%, 12/01/44 12/29 at 100.00 AA+ 7,581,700
4,495 5.000%, 12/01/49 12/29 at 100.00 AA+ 4,815,404
115 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/36 - BAM
Insured
9/25 at 100.00 AA 119,093
1,455 Modesto, California, Speical Tax Bonds, Community Faclities District 2004-
1 Village One 2, Refunding Series 2014, 5.000%, 9/01/28
9/24 at 100.00 BBB+ 1,494,852
570 ndio, California, Special Tax Bonds, Community Facilities District 2004-3
Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/35
9/25 at 100.00 N/R 583,765
Oakland Redevelopment Successor Agency, California,
Tax Allocation Bonds, Refunding Subordinated Series
2015-TE:
3,250 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 AA 3,404,895
3,215 5.000%, 9/01/36 - AGM Insured 9/25 at 100.00 AA 3,358,389
255 Orange County, California, Special Tax Bonds, Community Facilities
District 2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45
8/25 at 100.00 N/R 259,044
Patterson Public Finance Authority, California, Revenue
Bonds, Community Facilities District 2001-1, Senior Series
2013A:
2,630 5.250%, 9/01/30 9/23 at 100.00 N/R 2,650,908
2,350 5.750%, 9/01/39 9/23 at 100.00 N/R 2,367,343
375 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%,
9/01/39
9/23 at 100.00 N/R 377,993
7,700 Peninsula Corridor Joint Powers Board, California, Measure RR Sales Tax
Revenue Bonds, Green Bonds-Climate Bond Certified, Series 2022A,
5.000%, 6/01/51
6/31 at 100.00 AA+ 8,399,237
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,940 0.000%, 7/01/33 7/28 at 86.06 N/R 4,145,748
31,031 5.000%, 7/01/58 7/28 at 100.00 N/R 28,790,562
Rancho Cucamonga Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Rancho
Redevelopment Project, Series 2014:
1,600 5.000%, 9/01/30 9/24 at 100.00 AA+ 1,651,952
2,800 5.000%, 9/01/31 9/24 at 100.00 AA+ 2,892,736
2,400 5.000%, 9/01/32 9/24 at 100.00 AA+ 2,480,664
4,180 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.250%, 9/01/52 - AGM Insured
9/29 at 103.00 AA 4,633,446

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westpark, Refunding Series 2015:
$ 1,000 5.000%, 9/01/28 9/25 at 100.00 N/R $ 1,038,400
1,000 5.000%, 9/01/29 9/25 at 100.00 N/R 1,035,530
1,000 5.000%, 9/01/30 9/25 at 100.00 N/R 1,031,440
200 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 N/R 202,310
3,390 San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue
Bonds, Series 2019A, 4.000%, 7/01/38
7/27 at 100.00 AA+ 3,438,240
390 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R 393,565
1,955 San Francisco City and County Redevelopment Agency, California,
Hotel Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%,
6/01/25 - AGM Insured
3/23 at 100.00 AA 1,957,893
145 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
3/23 at 100.00 N/R 145,394
2,235 Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/43
9/25 at 103.00 N/R 2,276,482
105 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.125%, 9/01/37, 144A
9/27 at 100.00 N/R 108,976
3,120 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/45
4/30 at 100.00 A- 3,194,974
395 Tustin, California, Special Tax Bonds, Community Facilities District 06-1
Tustin Legacy/Columbus Villages, Refunding Series 2015A, 5.000%,
9/01/37
9/25 at 100.00 A- 407,518
Tustin, California,Special Tax Bonds, Community Facilities
District 14-1 Tustin Legacy/Standard Pacific, Refunding
Series 2015A:
50 5.000%, 9/01/40 9/25 at 100.00 N/R 50,566
100 5.000%, 9/01/45 9/25 at 100.00 N/R 100,704
Vista Community Development Commission Taxable Non-
Housing Tax Allocation Revenue Bonds, California, Vista
Redevelopment Project, Series 2011:
7,600 6.000%, 9/01/33 3/23 at 100.00 AA 7,620,064
7,920 6.125%, 9/01/37 3/23 at 100.00 AA 7,939,958
Total Tax Obligation/Limited 181,355,744
Transportation - 19.8%
50 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/25
No Opt. Call BBB+ 51,112
23,835 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.650%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
3/23 at 100.00 N/R 23,747,526
18,840 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 A 17,091,836
Long Beach, California, Harbor Revenue Bonds, Series
2015D:
1,000 5.000%, 5/15/33 5/25 at 100.00 AA+ 1,052,220
2,785 5.000%, 5/15/34 5/25 at 100.00 AA+ 2,923,554
5,995 Long Beach, California, Harbor Revenue Bonds, Series 2019A, 5.000%,
5/15/44
5/29 at 100.00 Aa2 6,453,857
5,050 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Green Series 2022G, 5.000%, 5/15/52,
(AMT)
11/31 at 100.00 AA 5,220,993
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Series 2022C:
1,550 4.000%, 5/15/37, (AMT) 5/32 at 100.00 AA- 1,518,287
1,250 4.000%, 5/15/38, (AMT) 5/32 at 100.00 AA- 1,212,387
1,275 4.000%, 5/15/39, (AMT) 5/32 at 100.00 AA- 1,225,760

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 3,135 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%,
5/15/35, (AMT)
5/25 at 100.00 AA $ 3,212,873
355 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015E, 5.000%,
5/15/41
5/25 at 100.00 AA 364,826
6,925 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/46, (AMT)
5/26 at 100.00 AA- 7,011,493
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2018C:
1,935 5.000%, 5/15/36, (AMT) 11/27 at 100.00 AA- 2,021,340
1,800 5.000%, 5/15/38, (AMT) 11/27 at 100.00 AA- 1,865,376
24,440 5.000%, 5/15/44, (AMT) 11/27 at 100.00 AA- 24,940,042
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2019D:
2,000 5.000%, 5/15/30, (AMT) 11/28 at 100.00 AA- 2,152,440
1,415 5.000%, 5/15/34, (AMT) 11/28 at 100.00 AA- 1,510,385
3,275 5.000%, 5/15/37, (AMT) 11/28 at 100.00 AA- 3,434,853
3,500 5.000%, 5/15/39, (AMT) 11/28 at 100.00 AA- 3,650,605
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2019F:
1,285 5.000%, 5/15/37, (AMT) 5/29 at 100.00 AA- 1,353,298
12,950 5.000%, 5/15/44, (AMT) 5/29 at 100.00 AA- 13,373,465
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2021D:
9,680 5.000%, 5/15/37, (AMT) 11/31 at 100.00 AA- 10,368,732
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2022A:
9,250 5.000%, 5/15/45, (AMT) 5/32 at 100.00 AA- 9,645,900
1,000 4.000%, 5/15/49, (AMT) 5/32 at 100.00 AA- 918,890
16,305 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47
6/31 at 100.00 A- 15,000,926
Riverside County Transportation Commission, California,
Toll Revenue Senior Lien Bonds, RCTC 91 Express Lanes,
Refunding Series 2021B-1:
3,085 4.000%, 6/01/40 6/31 at 100.00 A 2,949,229
10,815 4.000%, 6/01/46 6/31 at 100.00 A 9,990,032
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A:
2,625 5.000%, 7/01/47 7/27 at 100.00 A+ 2,707,477
2,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 A+ 2,030,380
4,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 A+ 4,071,000
9,500 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/51, (AMT)
7/31 at 100.00 A+ 9,713,085
6,500 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 A+ 6,749,860
7,620 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Governmental Purpose Series
2016C, 5.000%, 5/01/46
5/26 at 100.00 A+ 7,852,181
4,295 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014A, 5.000%, 5/01/40,
(AMT)
5/24 at 100.00 A+ 4,305,480

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2016B:
$ 10,000 5.000%, 5/01/41, (AMT) 5/26 at 100.00 A+ $ 10,178,500
17,855 5.000%, 5/01/46, (AMT) 5/26 at 100.00 A+ 18,075,688
5,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%, 5/01/47,
(AMT)
5/27 at 100.00 A+ 5,075,150
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2018D:
7,170 5.000%, 5/01/43, (AMT) 5/28 at 100.00 A+ 7,341,793
9,320 5.000%, 5/01/48, (AMT) 5/28 at 100.00 A+ 9,473,035
6,175 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44,
(AMT)
5/29 at 100.00 A+ 6,345,677
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2019E:
18,500 5.000%, 5/01/45, (AMT) 5/29 at 100.00 A+ 18,974,155
3,515 5.000%, 5/01/50, (AMT) 5/29 at 100.00 A+ 3,576,934
16,460 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 A 15,071,764
10,000 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 A- 10,045,100
23,160 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/25 - NPFG Insured
No Opt. Call BBB+ 21,544,822
Total Transportation 337,394,318
U.S. Guaranteed - 11.2% (7)
8,310 Antelope Valley Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/42, (Pre-refunded 2/15/27)
2/27 at 100.00 AA 9,087,068
8,455 Antelope Valley Community College District, Los Angeles County,
California, General Obligation Bonds, Refunding Series 2015, 0.000%,
8/01/30, (Pre-refunded 2/15/25)
2/25 at 80.12 Aa2 6,358,836
4,450 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Series 2013S-4, 5.000%, 4/01/27, (Pre-refunded 4/01/23)
4/23 at 100.00 A1 4,456,808
3,915 California Educational Facilities Authority, Revenue Bonds, Pepperdine
University, Series 2015, 5.000%, 9/01/40, (Pre-refunded 9/01/25)
9/25 at 100.00 AA- 4,115,096
2,430 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 A1 2,545,984
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
5,360 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 N/R 5,740,185
10,845 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 A1 11,424,123
1,500 California Municipal Finance Authority Charter School Revenue Bonds,
Albert Einstein Academies Project, Series 2013A, 6.750%, 8/01/33, (Pre-
refunded 8/01/23)
8/23 at 100.00 BB 1,521,990
1,245 California Municipal Finance Authority, Revenue Bonds, Touro College
and University System, Series 2014A, 5.250%, 1/01/34, (Pre-refunded
7/01/24)
7/24 at 100.00 N/R 1,280,420
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
40 5.000%, 8/01/46, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R 41,784

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (7) (continued)
California Statewide Communities Development Authority,
Revenue Bonds, Cottage Health System Obligated Group,
Series 2015:
$ 1,310 5.000%, 11/01/28, (Pre-refunded 11/01/24) 11/24 at 100.00 AA- $ 1,349,680
1,100 5.000%, 11/01/31, (Pre-refunded 11/01/24) 11/24 at 100.00 AA- 1,133,319
1,690 5.000%, 11/01/32, (Pre-refunded 11/01/24) 11/24 at 100.00 AA- 1,741,190
500 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 6.800%, 8/01/39, (Pre-refunded 8/01/27) -
AGM Insured
8/27 at 100.00 AA 582,690
3,780 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43,
(Pre-refunded 1/15/24)
1/24 at 100.00 A- 3,886,671
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
8,335 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 A 8,527,955
8,415 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 A 8,625,459
Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue
Bonds, Refunding Series 2015A:
17,210 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 A+ 17,954,505
21,090 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 22,002,353
22,230 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 Aa3 23,191,670
4,390 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
0.000%, 6/01/28 - AMBAC Insured, (ETM)
No Opt. Call Aa3 3,786,112
6,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2017A-1, 5.000%, 6/01/23,
(ETM)
No Opt. Call N/R 6,030,060
2,585 Los Angeles Community College District, California, General Obligation
Bonds, Refunding Series 2015A, 5.000%, 8/01/30, (Pre-refunded
8/01/24)
8/24 at 100.00 Aaa 2,657,794
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2021D:
545 5.000%, 5/15/37, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 N/R 613,245
5,000 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds, Hospital
de la Concepcion, Series 2017A, 3.550%, 11/15/30, (Pre-refunded
11/15/26)
11/26 at 100.00 N/R 5,006,350
1,115 Rio Elementary School District, California, Special Tax Bonds, Community
Facilities District 1, Series 2013, 5.500%, 9/01/39, (Pre-refunded
9/01/23)
9/23 at 100.00 N/R 1,128,514
6,470 Riverside County Transportation Commission, California, Sales Tax
Revenue Bonds, Limited Tax Series 2013A, 5.250%, 6/01/39, (Pre-
refunded 6/01/23)
6/23 at 100.00 AA+ 6,504,679
Riverside County Transportation Commission, California, Toll
Revenue Senior Lien Bonds, Series 2013A:
3,500 5.750%, 6/01/44, (Pre-refunded 6/01/23) 6/23 at 100.00 A 3,523,030
8,250 5.750%, 6/01/48, (Pre-refunded 6/01/23) 6/23 at 100.00 A 8,304,285
3,125 Rosemead School District, Los Angeles County, California, General
Obligation Bonds, Election 2008 Series 2013B, 5.850%, 8/01/43, (Pre-
refunded 8/01/23) - AGM Insured
8/23 at 100.00 AA 3,160,250
2,000 San Diego Community College District, San Diego County, California,
General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41,
(Pre-refunded 8/01/26)
8/26 at 100.00 AAA 2,148,540
2,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Series 2009-1, 6.000%, 7/01/33, (Pre-refunded
7/01/24)
7/24 at 100.00 Aa2 2,078,420
2,060 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election of 2006, Series 2013A, 0.000%,
9/01/37, (Pre-refunded 9/01/23)
9/23 at 48.21 Aaa 978,109

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (7) (continued)
$ 4,885 University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2013J, 5.000%, 5/15/33, (Pre-refunded 5/15/23)
5/23 at 100.00 AA- $ 4,904,003
1,395 Walnut Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2007 Measure S, Series 2014C,
5.000%, 8/01/39, (Pre-refunded 8/01/24)
8/24 at 100.00 Aa1 1,433,488
1,700 Yosemite Community College District, California, General Obligation
Bonds, Refunding Series 2015, 5.000%, 8/01/32, (Pre-refunded 8/01/25)
8/25 at 100.00 Aa2 1,785,153
Total U.S. Guaranteed 189,609,818
Utilities - 13.1%
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
5,000 5.000%, 7/01/37, (AMT), 144A 7/23 at 100.00 BBB 5,012,750
18,060 5.000%, 11/21/45, (AMT), 144A 7/23 at 100.00 BBB 18,081,130
4,405 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authority Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 BBB 4,482,660
2,750 California Statewide Communities Development Authority, Pollution
Control Revenue Bonds, Southern California Edison Company,
Refunding Series 2006D, 2.625%, 11/01/33, (Mandatory Put 12/01/23)
No Opt. Call A2 2,711,087
10,725 California Statewide Communities Development Authority, Pollution
Control Revenue Bonds, Southern California Edison Company, Series
2006C, 2.625%, 11/01/33, (Mandatory Put 12/01/23)
No Opt. Call A2 10,573,241
140 Compton, California, Sewer Revenue Bonds, Refunding Series 1998,
5.375%, 9/01/23 - NPFG Insured
3/23 at 100.00 Baa2 140,104
2,290 Contra Costa Water District, Contra Costa County, California, Water
Revenue Bonds, Refunding Series 2019V, 5.000%, 10/01/44
10/29 at 100.00 AA+ 2,495,802
1,500 Eastern Municipal Water District Financing Authority, California, Water and
Wastewater Revenue Bonds, Series 2015B, 5.000%, 7/01/40
7/25 at 100.00 AAA 1,558,545
1,985 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014D, 5.000%, 7/01/44
7/24 at 100.00 Aa2 2,011,420
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016A, 5.000%, 7/01/46
1/26 at 100.00 Aa2 5,207,900
4,165 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016B, 5.000%, 7/01/37
1/26 at 100.00 Aa2 4,386,953
2,930 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 Aa2 3,064,985
9,780 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2018A, 5.000%, 7/01/38
1/28 at 100.00 Aa2 10,520,542
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2019A:
5,000 5.000%, 7/01/45 1/29 at 100.00 Aa2 5,343,850
5,000 5.250%, 7/01/49 1/29 at 100.00 Aa2 5,380,650
32,975 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2020B, 5.000%, 7/01/50
7/30 at 100.00 Aa2 35,339,308
16,230 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2021B, 5.000%, 7/01/51
1/31 at 100.00 Aa2 17,445,465
4,800 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2022B, 5.000%, 7/01/43
1/32 at 100.00 Aa2 5,310,480
5,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 AA+ 5,344,700
16,990 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2020C, 5.000%, 7/01/39
7/30 at 100.00 Aa2 18,840,211
3,370 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2021B, 5.000%, 7/01/51
1/31 at 100.00 Aa2 3,631,849
10,000 Los Angeles, California, Wastewater System Revenue Bonds, Green Series
2015C, 5.000%, 6/01/45
6/25 at 100.00 AA+ 10,295,200
2,600 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Subordinate Lien Series 2013A, 5.000%, 6/01/35
6/23 at 100.00 AA 2,610,946
16,665 Metropolitan Water District of Southern California, Water Revenue Bonds,
Series 2020A, 5.000%, 10/01/45
10/29 at 100.00 AAA 18,134,853

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 3,595 Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water
System Project, Series 1999A, 5.500%, 5/01/29 - NPFG Insured
No Opt. Call Baa2 $ 3,818,861
2,180 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R 2,105,444
250 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R 214,500
5,110 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R 4,384,380
12,000 San Francisco City and County Public Utilities Commission, California,
Wastewater Revenue Bonds, Green Series 2018C, 2.125%, 10/01/48,
(Mandatory Put 10/01/23)
4/23 at 100.00 AA 11,904,120
2,145 Santa Clara Valley Water District, California, Water System Revenue Bonds,
Refunding  Series 2020A, 5.000%, 6/01/45
6/30 at 100.00 Aa1 2,339,551
Total Utilities 222,691,487
Total Long-Term Investments (cost $1,739,138,888) 1,680,980,384
Borrowings - (0.1)% (8) (1,300,000)
Other Assets & Liabilities, Net - 1.2% 19,226,084
Net Assets - 100% $ 1,698,906,468
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8) Borrowings as a percentage of Total Investments is 0.1%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Nuveen Connecticut Municipal Bond Fund
Portfolio of Investments February 28, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.0%
X 211,764,494 MUNICIPAL BONDS - 99.0%
X 211,764,494
Education and Civic Organizations - 17.3%
$ 1,220 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Avon Old Farms School, Series 2021D-1, 4.000%, 7/01/41
7/31 at 100.00 A3 $ 1,169,638
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Choate Rosemary Hall, Series 2020F:
380 4.000%, 7/01/39 7/30 at 100.00 Aa2 378,982
1,100 4.000%, 7/01/42 7/30 at 100.00 Aa2 1,075,701
1,250 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut College, Series 2022M, 4.000%, 7/01/52
7/32 at 100.00 A2 1,102,888
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2016Q-1, 5.000%, 7/01/46
7/26 at 100.00 A2 1,915,254
750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2017R, 4.000%, 7/01/47
7/27 at 100.00 A2 672,803
1,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Greenwich Academy, Series 2021G, 4.000%, 3/01/41
3/31 at 100.00 A1 1,457,415
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Hopkins School, Series 2022E:
1,545 5.250%, 7/01/47 7/32 at 100.00 AA- 1,676,835
1,000 5.000%, 7/01/53 7/32 at 100.00 AA- 1,035,470
5,095 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45
7/25 at 100.00 A- 5,195,881
1,750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Series 2016M, 5.000%, 7/01/35
7/26 at 100.00 A- 1,822,835
2,685 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42
7/27 at 100.00 A 2,760,636
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2020K, 5.000%, 7/01/40
7/30 at 100.00 A 2,108,280
3,465 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series L, 5.000%, 7/01/42
7/32 at 100.00 A 3,658,070
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, The Taft School Isue, Series 2021L:
790 3.000%, 7/01/41 7/31 at 100.00 Aa3 633,477
2,210 3.000%, 7/01/46 7/31 at 100.00 Aa3 1,634,295
1,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity College, Series 2020R, 4.000%, 6/01/45
6/30 at 100.00 A+ 1,357,710
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity College, Series 2021S:
2,000 4.000%, 6/01/46 12/31 at 100.00 A+ 1,798,980
1,925 4.000%, 6/01/51 12/31 at 100.00 A+ 1,690,323
1,900 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
University of Hartford, Series 2022P, 5.375%, 7/01/52
7/32 at 100.00 BBB- 1,834,887
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
University of New Haven, Series 2018K-1, 5.000%, 7/01/37
7/28 at 100.00 BBB- 1,961,780
Total Education and Civic Organizations 36,942,140
Health Care - 16.3%
4,600 Connecticut Health and Educational Facilities Authority Revenue Bonds,
Hartford HealthCare, Series 2015F, 5.000%, 7/01/45
7/25 at 100.00 A+ 4,643,194
695 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Griffin Hospital, Series 2020G-1, 5.000%, 7/01/39, 144A
7/29 at 100.00 BB+ 656,205
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Hartford HealthCare Issue, Series 2020A:
1,500 4.000%, 7/01/38 1/30 at 100.00 A+ 1,446,420
1,085 4.000%, 7/01/40 1/30 at 100.00 A+ 1,035,828
3,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 A+ 2,751,630
500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare, Series 2014E, 5.000%, 7/01/42
7/24 at 100.00 A+ 503,680

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 1,995 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Middlesex Hospital, Series 2015O, 5.000%, 7/01/36
7/25 at 100.00 A3 $ 2,023,648
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A:
2,455 4.000%, 7/01/34 7/29 at 100.00 BBB+ 2,357,144
2,235 4.000%, 7/01/36 7/29 at 100.00 BBB+ 2,067,889
6,020 4.000%, 7/01/49 7/29 at 100.00 BBB+ 5,026,519
1,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Forward Delivery Series 2022M, 4.000%, 7/01/42
7/32 at 100.00 BBB+ 1,332,660
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2016K, 4.000%, 7/01/46
7/26 at 100.00 BBB+ 1,633,126
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series
2016CT:
2,350 5.000%, 12/01/41 6/26 at 100.00 AA- 2,403,674
1,000 5.000%, 12/01/45 6/26 at 100.00 AA- 1,015,850
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series
2014E:
2,400 5.000%, 7/01/32 7/24 at 100.00 AA- 2,456,304
2,520 5.000%, 7/01/33 7/24 at 100.00 AA- 2,577,759
830 5.000%, 7/01/34 7/24 at 100.00 AA- 848,152
Total Health Care 34,779,682
Housing/Multifamily - 0.8%
1,905 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 AAA 1,790,986
Total Housing/Multifamily 1,790,986
Housing/Single Family - 1.0%
Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Green Series 2021B-3:
1,440 2.150%, 11/15/41 11/30 at 100.00 AAA 992,433
1,560 2.300%, 11/15/46 11/30 at 100.00 AAA 1,010,771
200 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 AAA 137,690
Total Housing/Single Family 2,140,894
Long-Term Care - 3.3%
1,100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Duncaster, Inc., Series 2014A, 5.000%, 8/01/44
8/24 at 100.00 BBB 1,080,090
1,200 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project,
Series 2016A, 5.000%, 9/01/46, 144A
9/26 at 100.00 BB 1,065,024
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1:
1,000 5.000%, 10/01/39, 144A 10/24 at 104.00 BB 872,030
200 5.000%, 10/01/54, 144A 10/24 at 104.00 BB 157,740
2,650 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/45, 144A
1/26 at 102.00 BB+ 2,410,519
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, The Jerome Home Issue, Series 2021E:
730 4.000%, 7/01/41 7/28 at 103.00 BBB 609,404
1,250 4.000%, 7/01/51 7/28 at 103.00 BBB 959,450
Total Long-Term Care 7,154,257
Tax Obligation/General - 29.1%
Bridgeport, Connecticut, General Obligation Bonds, Series
2014A:
600 5.000%, 7/01/32 - AGM Insured 7/24 at 100.00 AA 615,102
1,000 5.000%, 7/01/33 - AGM Insured 7/24 at 100.00 AA 1,024,760
1,065 5.000%, 7/01/34 - AGM Insured 7/24 at 100.00 AA 1,090,251

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,000 Bridgeport, Connecticut, General Obligation Bonds, Series 2016D,
5.000%, 8/15/41 - AGM Insured
8/26 at 100.00 AA $ 2,076,460
Bridgeport, Connecticut, General Obligation Bonds, Series
2021A:
765 4.000%, 8/01/41 8/31 at 100.00 A+ 717,478
375 4.000%, 8/01/46 8/31 at 100.00 A+ 341,303
2,425 Connecticut Health and Educational Facilities Authoroity, Revneue Bonds,
Connecticut State University System, Series 2016P-1, 5.000%, 11/01/28
11/26 at 100.00 AA- 2,583,134
Connecticut Housing Finance Authority, State Supported
Special Obligation Bonds, Series 2021-27:
1,000 2.400%, 6/15/41 6/31 at 100.00 AA- 760,300
1,000 2.550%, 6/15/46 6/31 at 100.00 AA- 694,930
1,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-28, 2.375%, 6/15/40
6/31 at 100.00 AA- 714,870
2,400 Connecticut State, General Obligation Bonds, Series 2014A, 5.000%,
3/01/31
3/24 at 100.00 AA- 2,446,392
3,000 Connecticut State, General Obligation Bonds, Series 2014F, 5.000%,
11/15/34
11/24 at 100.00 AA- 3,088,860
2,370 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/34
11/25 at 100.00 AA- 2,480,395
Connecticut State, General Obligation Bonds, Series 2017A:
1,000 5.000%, 4/15/34 4/27 at 100.00 AA- 1,072,180
3,270 5.000%, 4/15/35 4/27 at 100.00 AA- 3,490,365
1,510 Connecticut State, General Obligation Bonds, Series 2018A, 5.000%,
4/15/37
4/28 at 100.00 AA- 1,616,938
1,325 Connecticut State, General Obligation Bonds, Series 2018C, 5.000%,
6/15/38
6/28 at 100.00 AA- 1,418,068
Connecticut State, General Obligation Bonds, Series 2019A:
1,150 5.000%, 4/15/36 4/29 at 100.00 AA- 1,252,074
1,450 4.000%, 4/15/37, (UB) (4) 4/29 at 100.00 AA- 1,458,990
650 5.000%, 4/15/39, (UB) (4) 4/29 at 100.00 AA- 699,413
Connecticut State, General Obligation Bonds, Series 2020A:
2,000 4.000%, 1/15/37 1/30 at 100.00 AA- 2,015,600
2,250 5.000%, 1/15/40 1/30 at 100.00 AA- 2,422,305
750 Connecticut State, General Obligation Bonds, Series 2020C, 5.000%,
6/01/40
6/30 at 100.00 AA- 810,188
2,000 Connecticut State, General Obligation Bonds, Series 2021A, 3.000%,
1/15/40
1/31 at 100.00 AA- 1,661,660
300 East Haddam, Connecticut, General Obligation Bonds, Series 2020A,
3.000%, 12/01/37
12/28 at 100.00 AA+ 264,867
East Lyme, Connecticut, General Obligation Bonds, Series
2020:
880 3.000%, 7/15/38 7/28 at 100.00 AA 743,081
500 3.000%, 7/15/39 7/28 at 100.00 AA 414,655
325 3.000%, 7/15/40 7/28 at 100.00 AA 264,423
500 Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%,
8/15/33 - BAM Insured
8/24 at 100.00 AA 510,095
1,000 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Refunding Series 2019C, 4.000%, 7/15/40
7/29 at 100.00 AA 978,180
1,035 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2018, 5.000%, 7/15/35
7/28 at 100.00 AA 1,135,012
Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2019A:
1,000 4.000%, 7/15/38 7/29 at 100.00 AA 984,570
1,075 4.000%, 7/15/39 7/29 at 100.00 AA 1,056,209
5,000 New Britain, Connecticut, General Obligation Bonds, Series 2022A,
5.000%, 3/01/47 - BAM Insured
3/32 at 100.00 AA 5,263,650
1,000 New Haven, Connecticut, General Obligation Bonds, Refunding Series
2016A, 5.000%, 8/15/36 - AGM Insured
8/26 at 100.00 AA 1,050,860

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
New Haven, Connecticut, General Obligation Bonds, Series
2015:
$ 795 5.000%, 9/01/32 - AGM Insured 9/25 at 100.00 AA $ 833,875
1,620 5.000%, 9/01/33 - AGM Insured 9/25 at 100.00 AA 1,697,663
500 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 AA 520,770
485 North Haven, Connecticut, General Obligation Bonds, Series 2006,
5.000%, 7/15/24
No Opt. Call Aa1 497,479
1,035 Oxford, Connecticut, General Obligation Bonds, Series 2019A, 4.000%,
8/01/39
8/29 at 100.00 Aa2 1,017,364
2,370 Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%,
1/01/39 - BAM Insured
1/27 at 100.00 AA 2,314,400
330 Stratford, Connecticut, General Obligation Bonds, Series 2020A, 4.000%,
7/01/40 - BAM Insured
7/30 at 100.00 AA 317,853
Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015:
555 5.000%, 8/01/30 - BAM Insured 8/25 at 100.00 AA 582,350
485 5.000%, 8/01/31 - BAM Insured 8/25 at 100.00 AA 508,852
765 5.000%, 8/01/32 - BAM Insured 8/25 at 100.00 AA 802,301
555 5.000%, 8/01/33 - BAM Insured 8/25 at 100.00 AA 581,596
555 5.000%, 8/01/34 - BAM Insured 8/25 at 100.00 AA 580,486
2,000 West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%,
8/01/24 - AGM Insured
3/23 at 100.00 AA 2,002,540
750 West Haven, Connecticut, General Obligation Bonds, Series 2020, 4.000%,
3/15/40 - BAM Insured
3/30 at 100.00 AA 709,140
Total Tax Obligation/General 62,184,287
Tax Obligation/Limited - 17.6%
1,930 Connecticut Higher Education Supplemental Loan Authority, State
Supported Revenue Bonds, CHESLA Loan Program, Series 2020B,
3.250%, 11/15/36, (AMT)
11/29 at 100.00 Aa3 1,679,718
2,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2013A, 5.000%, 10/01/33
10/23 at 100.00 AA 2,521,450
1,390 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/33
8/25 at 100.00 AA 1,446,059
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2016A:
1,000 5.000%, 9/01/32 9/26 at 100.00 AA 1,067,160
3,500 5.000%, 9/01/33 9/26 at 100.00 AA 3,730,405
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2018A:
2,000 5.000%, 1/01/37 1/28 at 100.00 AA 2,145,700
2,000 5.000%, 1/01/38 1/28 at 100.00 AA 2,138,540
1,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2021A, 4.000%, 5/01/40
5/31 at 100.00 AA 1,491,720
500 Great Pond Improvement District, Connecticut, Special Obligation
Revenue Bonds, Great Pond Phase 1 Project, Series 2019, 4.750%,
10/01/48, 144A
10/26 at 102.00 N/R 439,480
500 Great Pond Improvement District, Connecticut, Special Obligation
Revenue Bonds, Great Pond Phase 2 Project, Series 2022, 5.750%,
10/01/52, 144A
10/28 at 103.00 N/R 492,975
2,720 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017,
5.000%, 4/01/39, 144A
4/27 at 100.00 N/R 2,685,809
635 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 625,329
1,875 Naugatuck, Connecticut, Certificates of Participation, Incineration Facilities
Project, Series 2021A, 4.000%, 8/15/41, (AMT)
8/29 at 100.00 AA- 1,707,900
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
2,950 4.550%, 7/01/40 7/28 at 100.00 N/R 2,754,916
1,860 0.000%, 7/01/46 7/28 at 41.38 N/R 476,681
1,300 4.750%, 7/01/53 7/28 at 100.00 N/R 1,165,294
1,000 5.000%, 7/01/58 7/28 at 100.00 N/R 927,800

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 100 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/51
4/30 at 100.00 N/R $ 74,304
2,500 University of Connecticut, General Obligation Bonds, Series 2013A,
5.000%, 8/15/32
8/23 at 100.00 AA- 2,512,975
740 University of Connecticut, General Obligation Bonds, Series 2014A,
5.000%, 2/15/31
2/24 at 100.00 AA- 750,996
1,590 University of Connecticut, General Obligation Bonds, Series 2015A,
5.000%, 2/15/34
2/25 at 100.00 AA- 1,635,045
3,000 University of Connecticut, General Obligation Bonds, Series 2017A,
5.000%, 1/15/36
1/27 at 100.00 AA- 3,181,440
University of Connecticut, General Obligation Bonds, Series
2019A:
1,000 5.000%, 11/01/36 11/28 at 100.00 AA- 1,080,900
1,000 4.000%, 11/01/38 11/28 at 100.00 AA- 990,410
Total Tax Obligation/Limited 37,723,006
Transportation - 2.9%
Connecticut Airport Authority, Connecticut, Customer
Facility Charge Revenue Bonds, Ground Transportation
Center Project, Series 2019A:
1,500 4.000%, 7/01/49, (AMT) 7/29 at 100.00 BBB+ 1,222,665
5,000 5.000%, 7/01/49, (AMT) 7/29 at 100.00 BBB+ 4,969,500
Total Transportation 6,192,165
U.S. Guaranteed - 3.3% (5)
1,050 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Norwich Free Academy, Series 2013B, 4.000%, 7/01/34, (Pre-refunded
7/01/23)
7/23 at 100.00 N/R 1,052,866
950 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Westminster School, Series 2014H, 3.250%, 7/01/32, (Pre-refunded
7/01/24)
7/24 at 100.00 A 951,216
Greater New Haven Water Pollution Control Authority,
Connecticut, Regional Wastewater System Revenue
Bonds, Refunding Series 2014B:
500 5.000%, 8/15/30, (Pre-refunded 8/15/24) 8/24 at 100.00 AA+ 513,670
1,000 5.000%, 8/15/32, (Pre-refunded 8/15/24) 8/24 at 100.00 AA+ 1,027,340
2,250 Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%,
11/01/35, (Pre-refunded 11/01/24)
11/24 at 100.00 AA 2,319,255
1,055 South Central Connecticut Regional Water Authority Water System
Revenue Bonds, Thirtieth Series 2014A, 5.000%, 8/01/44, (Pre-refunded
8/01/24)
8/24 at 100.00 AA- 1,083,074
Total U.S. Guaranteed 6,947,421
Utilities - 7.4%
2,000 Connecticut, State Revolving Fund General Revenue Bonds, Green Series
2019A, 5.000%, 2/01/39
2/29 at 100.00 AAA 2,176,340
60 Greater New Haven Water Pollution Control Authority, Connecticut,
Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%,
8/15/35 - NPFG Insured
3/23 at 100.00 AA+ 60,035
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Refunding Series
2017:
1,000 5.000%, 7/01/37 7/27 at 100.00 A- 1,017,050
1,000 5.000%, 7/01/40 7/27 at 100.00 A- 1,010,570
295 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 296,118
1,000 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 AA 1,024,950
1,010 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 1,025,402
1,700 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/29, 144A
No Opt. Call N/R 1,731,824

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 3,000 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Refunding Thirty-third Series 2017B-1, 5.000%, 8/01/41
8/28 at 100.00 AA- $ 3,196,140
2,915 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Thirty-Fourth Series 2019C, 5.000%, 8/01/44
8/29 at 100.00 AA- 3,125,959
500 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2013A, 5.250%, 8/15/43
8/23 at 100.00 AA+ 502,745
750 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2019, 4.000%, 4/01/44
4/29 at 100.00 AA+ 742,523
Total Utilities 15,909,656
Total Long-Term Investments (cost $226,199,724) 211,764,494
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  1.4%
X 3,000,000 MUNICIPAL BONDS - 1.4%
X 3,000,000
Housing/Multifamily - 1.4%
$ 3,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2017A-3, 3.360%, 11/15/47, (Mandatory Put
3/07/23) (6)
2/23 at 100.00 AAA $ 3,000,000
$ 3,000 Total Housing/Multifamily $ 3,000,000
Total Short-Term Investments (cost $3,000,000) 3,000,000
Total Investments (cost $229,199,724) - 100.4% 214,764,494
Floating Rate Obligations - (0.7)%   (1,570,000)
Other Assets & Liabilities, Net - 0.3% 658,752
Net Assets - 100% $ 213,853,246
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
See Notes to Financial Statements

Nuveen Massachusetts Municipal Bond Fund
Portfolio of Investments February 28, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.0%
X 609,236,123 MUNICIPAL BONDS - 97.0%
X 609,236,123
Education and Civic Organizations - 21.4%
$ 1,315 Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series
2019, 5.000%, 6/15/39
6/26 at 100.00 N/R $ 1,272,210
650 Massachusetts Development Finance Agency, Revenue Bonds, Babson
College, Refunding Series 2022, 4.000%, 10/01/44
4/32 at 100.00 A+ 595,959
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Bentley
College Issue, Series 2021A, 4.000%, 7/01/40
7/31 at 100.00 A2 929,300
Massachusetts Development Finance Agency, Revenue
Bonds, Berklee College of Music, Series 2016:
1,260 5.000%, 10/01/39 10/26 at 100.00 A 1,297,195
5,165 5.000%, 10/01/46 10/26 at 100.00 A 5,276,048
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2013S, 5.000%, 7/01/32
7/23 at 100.00 AA- 3,015,660
Massachusetts Development Finance Agency, Revenue
Bonds, Boston College, Series 2017T:
2,350 5.000%, 7/01/39 7/27 at 100.00 AA- 2,494,878
1,020 5.000%, 7/01/42 7/27 at 100.00 AA- 1,074,682
7,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2013X, 5.000%, 10/01/48
10/23 at 100.00 AA- 7,028,560
Massachusetts Development Finance Agency, Revenue
Bonds, Brandeis University Issue, Series 2018R:
1,195 5.000%, 10/01/37 10/28 at 100.00 A+ 1,282,904
840 5.000%, 10/01/38 10/28 at 100.00 A+ 898,926
1,000 5.000%, 10/01/39 10/28 at 100.00 A+ 1,066,340
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015, 5.000%, 1/01/35
1/25 at 100.00 BBB+ 3,046,980
Massachusetts Development Finance Agency, Revenue
Bonds, Emerson College, Series 2016A:
1,510 5.250%, 1/01/42 1/27 at 100.00 BBB+ 1,538,750
1,500 5.000%, 1/01/47 1/27 at 100.00 BBB+ 1,507,800
Massachusetts Development Finance Agency, Revenue
Bonds, Emerson College, Series 2017A:
1,600 5.000%, 1/01/37 1/28 at 100.00 BBB+ 1,644,576
6,020 5.000%, 1/01/40 1/28 at 100.00 BBB+ 6,129,263
2,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2018, 5.000%, 1/01/43
1/28 at 100.00 BBB+ 2,023,480
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 Baa2 2,512,600
2,055 Massachusetts Development Finance Agency, Revenue Bonds, Lesley
University, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 BBB+ 2,077,297
Massachusetts Development Finance Agency, Revenue
Bonds, MCPHS University Issue, Series 2015H:
550 3.500%, 7/01/35 7/25 at 100.00 AA 535,475
235 5.000%, 7/01/37 7/25 at 100.00 AA 243,185
700 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2017, 5.000%, 7/01/37
7/26 at 100.00 BBB- 712,838
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2022, 5.000%, 7/01/52
7/32 at 100.00 BBB- 990,200
Massachusetts Development Finance Agency, Revenue
Bonds, Northeastern University, Series 2014A:
1,125 5.000%, 3/01/39 3/24 at 100.00 A1 1,138,837
2,065 5.000%, 3/01/44 3/24 at 100.00 A1 2,084,535
1,000 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2020A, 5.000%, 10/01/35
10/30 at 100.00 A1 1,129,850
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
College, Series 2013J, 5.250%, 10/01/39
10/23 at 100.00 BBB 1,006,130
1,680 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
University Issue, Series 2020M, 5.000%, 10/01/39
10/30 at 100.00 BBB 1,737,338

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 2,750 Massachusetts Development Finance Agency, Revenue Bonds, Springfield
College, Green Series 2021B, 4.000%, 6/01/41
6/30 at 100.00 BBB $ 2,406,030
2,495 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33
7/25 at 100.00 AA 2,613,712
2,415 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2016, 4.000%, 7/01/41
1/27 at 100.00 AA 2,354,384
610 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2019, 5.000%, 7/01/37
7/29 at 100.00 Baa2 634,784
5,000 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 Baa2 4,425,350
Massachusetts Development Finance Agency, Revenue
Bonds, Suffolk University, Series 2021:
570 4.000%, 7/01/46 7/31 at 100.00 Baa2 501,001
1,470 4.000%, 7/01/51 7/31 at 100.00 Baa2 1,256,233
1,500 Massachusetts Development Finance Agency, Revenue Bonds, The Broad
Institute, Series 2017, 5.000%, 4/01/36
10/27 at 100.00 AA- 1,616,325
875 Massachusetts Development Finance Agency, Revenue Bonds, Tufts
University, Series 2015Q, 5.000%, 8/15/38
8/25 at 100.00 AA- 901,399
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Wheaton
College, Series 2017H, 5.000%, 1/01/37
1/28 at 100.00 Baa2 1,009,200
Massachusetts Development Finance Agency, Revenue
Bonds, Williams College, Refunding Series 2021T:
345 5.000%, 7/01/34 7/31 at 100.00 AA+ 400,134
440 5.000%, 7/01/35 7/31 at 100.00 AA+ 505,842
360 5.000%, 7/01/36 7/31 at 100.00 AA+ 410,080
Massachusetts Development Finance Agency, Revenue
Bonds, Woods Hole Oceanographic Institution, Series
2018:
1,000 5.000%, 6/01/37 6/28 at 100.00 AA- 1,078,500
1,000 5.000%, 6/01/38 6/28 at 100.00 AA- 1,074,720
Massachusetts Development Finance Agency, Revenue
Bonds, Worcester Polytechnic Institute, Series 2017B:
5,000 5.000%, 9/01/42 9/27 at 100.00 A 5,152,250
7,000 5.000%, 9/01/45 9/27 at 100.00 A 7,184,660
Massachusetts Development Finance Agency, Revenue
Bonds, Worcester Polytechnic Institute, Series 2019:
745 5.000%, 9/01/33 9/29 at 100.00 A 807,051
1,000 4.000%, 9/01/44 9/29 at 100.00 A 925,310
3,500 5.000%, 9/01/49 9/29 at 100.00 A 3,601,290
Massachusetts Development Finance Authority, Revenue
Bonds, Suffolk University, Refunding Series 2017:
700 5.000%, 7/01/35 7/27 at 100.00 Baa2 727,272
500 5.000%, 7/01/36 7/27 at 100.00 Baa2 516,610
2,345 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Refunding Series 2016, 5.000%, 1/01/36
7/26 at 100.00 AA- 2,480,729
2,100 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC
Insured
No Opt. Call AAA 2,595,495
1,655 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue J, Series 2016, 5.000%, 7/01/24, (AMT)
No Opt. Call AA 1,680,040
Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue K, Series 2017A:
1,480 5.000%, 7/01/24, (AMT) No Opt. Call AA 1,502,392
2,800 5.000%, 7/01/26, (AMT) No Opt. Call AA 2,911,580
Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue L, Senior Series 2020B:
850 5.000%, 7/01/29, (AMT) No Opt. Call AA 907,647
1,000 5.000%, 7/01/30, (AMT) No Opt. Call AA 1,077,980
1,000 Massachusetts Educational Financing Authority, Student Loan Revenue
Bonds, Issue I Series 2014, 5.000%, 1/01/27, (AMT)
1/25 at 100.00 AA 1,017,980
2,500 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2015-1, 5.000%, 11/01/40
11/25 at 100.00 Aa2 2,605,775

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
University of Massachusetts Building Authority, Project
Revenue Bonds, Senior Series 2022-1:
$ 5,550 4.000%, 11/01/46 5/32 at 100.00 Aa2 $ 5,326,890
10,605 5.000%, 11/01/52 5/30 at 100.00 Aa2 11,222,741
University of Massachusetts Building Authority, Revenue
Bonds, Refunding Senior Series 2019-1:
1,000 5.000%, 5/01/38 5/29 at 100.00 Aa2 1,084,740
2,000 5.000%, 5/01/39 5/29 at 100.00 Aa2 2,162,200
1,400 University of Massachusetts Building Authority, Revenue Bonds, Refunding
Senior Series 2021-1, 5.000%, 11/01/29
No Opt. Call Aa2 1,596,140
Total Education and Civic Organizations 134,566,262
Health Care - 18.2%
2,160 Massachusetts Development Finance Agency Revenue Bonds, South
Shore Hospital, Series 2016I, 5.000%, 7/01/41
7/26 at 100.00 BBB 2,181,794
5,700 Massachusetts Development Finance Agency, Revenue Bonds, Baystate
Medical Center Issue, Series 2014N, 5.000%, 7/01/44
7/24 at 100.00 A+ 5,725,764
1,455 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Health Systems Issue, Refunding Series 2021-I, 5.000%, 10/01/29
No Opt. Call AA- 1,595,669
Massachusetts Development Finance Agency, Revenue
Bonds, Beth Israel Lahey Health Issue, Series 2019K:
1,250 5.000%, 7/01/36 7/29 at 100.00 A 1,337,087
2,650 5.000%, 7/01/37 7/29 at 100.00 A 2,813,505
1,400 5.000%, 7/01/38 7/29 at 100.00 A 1,479,086
275 5.000%, 7/01/39 7/29 at 100.00 A 288,758
250 5.000%, 7/01/41 7/29 at 100.00 A 258,373
7,800 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB 7,865,832
Massachusetts Development Finance Agency, Revenue
Bonds, Boston Medical Center Issue, Series 2016E:
2,000 5.000%, 7/01/32 7/26 at 100.00 BBB 2,090,780
1,825 5.000%, 7/01/36 7/26 at 100.00 BBB 1,874,841
5,350 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2023G, 5.250%, 7/01/48
7/33 at 100.00 BBB 5,602,895
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Refunding Series 2016-I:
1,675 5.000%, 7/01/30 7/26 at 100.00 A 1,769,369
1,500 5.000%, 7/01/37 7/26 at 100.00 A 1,552,410
1,935 5.000%, 7/01/38 7/26 at 100.00 A 1,998,294
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2015H-1:
900 5.000%, 7/01/30 7/25 at 100.00 A 938,502
1,000 5.000%, 7/01/32 7/25 at 100.00 A 1,042,320
500 5.000%, 7/01/33 7/25 at 100.00 A 520,800
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
5,000 5.000%, 7/01/43 7/28 at 100.00 A 5,159,150
4,100 5.000%, 7/01/48 7/28 at 100.00 A 4,188,683
Massachusetts Development Finance Agency, Revenue
Bonds, Dana-Farber Cancer Institute Issue, Series 2016N:
1,925 5.000%, 12/01/41 12/26 at 100.00 A1 1,983,328
6,100 5.000%, 12/01/46 12/26 at 100.00 A1 6,223,952
Massachusetts Development Finance Agency, Revenue
Bonds, Lahey Health System Obligated Group Issue,
Series 2015F:
2,645 5.000%, 8/15/35 8/25 at 100.00 A 2,740,088
5,325 5.000%, 8/15/45 8/25 at 100.00 A 5,411,052
Massachusetts Development Finance Agency, Revenue
Bonds, Mass General Brigham, Sereis 2020A-2:
3,000 5.000%, 7/01/37 1/30 at 100.00 AA- 3,196,050
3,535 4.000%, 7/01/40 1/30 at 100.00 AA- 3,433,404
1,490 4.000%, 7/01/41 1/30 at 100.00 AA- 1,434,140

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 1,545 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43
7/23 at 100.00 B+ $ 1,546,190
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2020G:
100 5.000%, 7/15/30, 144A No Opt. Call B+ 103,601
100 5.000%, 7/15/37, 144A 7/30 at 100.00 B+ 94,101
Massachusetts Development Finance Agency, Revenue
Bonds, Partners HealthCare System Issue, Series 2016Q:
1,250 4.000%, 7/01/41 7/26 at 100.00 AA- 1,203,138
2,250 5.000%, 7/01/41 7/26 at 100.00 AA- 2,309,692
4,710 5.000%, 7/01/47 7/26 at 100.00 AA- 4,795,298
Massachusetts Development Finance Agency, Revenue
Bonds, Partners HealthCare System Issue, Series 2017S-1:
2,200 5.000%, 7/01/37 1/28 at 100.00 AA- 2,307,470
6,330 4.000%, 7/01/41 1/28 at 100.00 AA- 6,100,474
Massachusetts Development Finance Agency, Revenue
Bonds, Southcoast Health System Obligated Group Issue,
Series 2013F:
1,750 5.000%, 7/01/27 7/23 at 100.00 BBB+ 1,755,740
1,000 5.000%, 7/01/37 7/23 at 100.00 BBB+ 1,002,130
365 Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2021G, 4.000%, 7/01/46
7/31 at 100.00 A- 318,514
3,800 Massachusetts Development Finance Agency, Revenue Bonds, The Lowell
General Hospital, Series 2013G, 5.000%, 7/01/44
7/23 at 100.00 BBB+ 3,589,860
890 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%,
7/01/38
1/27 at 100.00 A- 907,302
Massachusetts Development Finance Agency, Revenue
Bonds, UMass Memorial Health Care Obligated Group
Issue, Series 2017L:
400 3.625%, 7/01/37 7/27 at 100.00 A- 349,460
6,855 5.000%, 7/01/44 7/27 at 100.00 A- 6,902,025
555 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 5.000%, 7/01/36
7/26 at 100.00 A- 572,249
500 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/44
1/29 at 100.00 BBB+ 475,985
Massachusetts Development Finance Agency, Revenue
Bonds, Wellforce Issue, Series 2020C:
3,355 3.000%, 10/01/45 - AGM Insured 10/30 at 100.00 AA 2,538,527
2,700 4.000%, 10/01/45 - AGM Insured 10/30 at 100.00 AA 2,470,473
Total Health Care 114,048,155
Housing/Multifamily - 2.2%
5,000 Massachusetts Development Finance Agency, Multifamily Housing
Revenue Bonds, Salem Heights II Preservation Associates LP, Social
Series 2021A, 2.300%, 1/01/42
No Opt. Call AA+ 3,737,200
2,145 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.100%, 12/01/44
12/28 at 100.00 AA+ 1,653,409
2,000 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-1,
3.000%, 12/01/45
12/28 at 100.00 AA+ 1,487,220
1,800 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2020C-1, 2.450%, 12/01/45
12/29 at 100.00 AA+ 1,238,184
Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2020D-1:
1,500 2.200%, 12/01/40 6/30 at 100.00 AA+ 1,067,175
1,100 2.375%, 12/01/45 6/30 at 100.00 AA+ 735,746
Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1:
500 2.000%, 12/01/36 6/30 at 100.00 AA+ 383,570
410 2.375%, 12/01/46 6/30 at 100.00 AA+ 269,833
325 2.450%, 12/01/51 6/30 at 100.00 AA+ 203,593

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 2,685 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2022C-1, 5.000%, 12/01/47
6/32 at 100.00 AA+ $ 2,785,983
Total Housing/Multifamily 13,561,913
Housing/Single Family - 0.8%
1,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2020-218, 2.400%, 6/01/44
12/29 at 100.00 AA+ 1,060,275
1,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.300%, 6/01/44
6/30 at 100.00 AA+ 1,040,025
Massachusetts Housing Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2021-223:
1,200 1.950%, 6/01/32 12/30 at 100.00 AA+ 1,003,872
750 2.000%, 12/01/32 12/30 at 100.00 AA+ 635,445
1,380 2.050%, 6/01/33 12/30 at 100.00 AA+ 1,164,140
500 2.100%, 12/01/33 12/30 at 100.00 AA+ 419,690
Total Housing/Single Family 5,323,447
Long-Term Care - 0.7%
Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue,
Series 2017:
1,910 4.125%, 10/01/42, 144A 3/23 at 105.00 BB+ 1,720,452
275 5.000%, 10/01/47, 144A 3/23 at 105.00 BB+ 265,922
560 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Retirement Community Lennox, Series 2015, 5.000%, 7/01/31
7/25 at 100.00 A+ 572,012
550 Massachusetts Development Finance Agency, Revenue Bonds, Loomis
Communities, Series 2021, 4.000%, 1/01/51
1/27 at 103.00 BBB 436,397
400 Massachusetts Development Finance Agency, Revenue Bonds, Orchard
Cove, Inc., Refunding Series 2019, 5.000%, 10/01/39
10/24 at 104.00 BBB 400,176
1,020 Massachusetts Development Finance Agency, Revenue Bonds, Salem
Community Corporation, Refunding Series 2022, 5.125%, 1/01/40
1/32 at 100.00 N/R 926,160
Total Long-Term Care 4,321,119
Tax Obligation/General - 16.4%
825 Andover, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022, 4.000%, 7/15/42
7/31 at 100.00 AAA 814,126
Central Berkshire Regional School District, Dalton,
Massachusetts, General Obligation Bonds, State Qualified
Series 2019:
1,400 3.000%, 6/01/38 6/28 at 100.00 AA 1,205,386
1,440 3.000%, 6/01/39 6/28 at 100.00 AA 1,220,645
1,490 3.000%, 6/01/40 6/28 at 100.00 AA 1,241,453
10,000 Dennis-Yarmouth Regional School District, Barnstable County,
Massachusetts, General Obligation Bond,  Anticipation Note Series
2022, 4.500%, 11/14/23
No Opt. Call N/R 10,089,600
Fall River, Massachusetts, General Obligation Bonds, State
Qualified Municipal Purpose Loan Series 2021:
1,655 4.000%, 12/01/32 12/29 at 100.00 Aa2 1,755,541
1,610 4.000%, 12/01/33 12/29 at 100.00 Aa2 1,697,729
1,615 Higham, Massachusetts, General Obligation Bonds, Water Series 2020,
3.000%, 2/15/38
8/28 at 100.00 AAA 1,413,432
1,740 Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2011, 5.000%, 2/15/32
3/23 at 100.00 AA 1,742,941
2,000 Massachusetts Development Finance Agency, Special Obligation Bonds,
Commonwealth Contract  Assistance, Series 2015A, 4.000%, 5/01/45
5/25 at 100.00 Aa1 1,943,200
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2015C, 5.000%, 7/01/45
7/25 at 100.00 Aa1 3,064,770
1,190 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2016A, 5.000%, 3/01/46
3/24 at 100.00 Aa1 1,201,007
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 Aa1 3,149,970
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/46
11/27 at 100.00 Aa1 5,237,900

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Massachusetts State, General Obligation Bonds,
Consolidated Loan, Series 2018A:
$ 3,750 5.000%, 1/01/42 1/28 at 100.00 Aa1 $ 3,970,612
2,490 5.000%, 1/01/45 1/28 at 100.00 Aa1 2,625,332
950 5.000%, 1/01/46 1/28 at 100.00 Aa1 1,000,521
11,110 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2019A, 5.000%, 1/01/49
1/29 at 100.00 Aa1 11,722,494
7,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2022C, 5.250%, 10/01/47
10/32 at 100.00 Aa1 7,786,240
1,250 Massachusetts State, General Obligation Bonds, Refunding Series 2020D,
4.000%, 11/01/40
11/30 at 100.00 Aa1 1,239,713
10,000 Massachusetts State, General Obligation Bonds, Series 2022E, 5.000%,
11/01/47
11/32 at 100.00 Aa1 10,922,300
1,000 North Reading, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2012, 5.000%, 5/15/35
3/23 at 100.00 Aa2 1,001,500
5,000 Northeast Metropolitan Regional Vocational Technical School District,
Massachusetts, General Obligation Bonds, School Series 2022, 4.000%,
4/15/47
4/31 at 100.00 AA 4,713,250
2,010 Pentucket Regional School District, Massachusetts, General Obligation
Bonds, Series 2019, 3.000%, 9/01/43
9/27 at 100.00 Aa2 1,592,101
3,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 N/R 2,388,900
7,555 Revere, Massachusetts, General Obligation Bonds, State Qualified
Municipal Purpose Loan Series 2022, 4.000%, 8/01/47
8/31 at 100.00 AA 7,118,850
3,215 Scituate, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2015, 4.000%, 9/15/33
9/24 at 100.00 AA+ 3,253,901
2,170 Tisbury, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022, 4.000%, 8/15/42
8/30 at 100.00 AA+ 2,115,772
2,615 Waltham, Massachusetts, General Obligation Bonds, School Series 2020,
3.000%, 10/15/33
10/29 at 100.00 AA+ 2,495,181
3,440 Webster, Massachusetts, General Obligation Bonds, Qualified School
Project, Chapter 70B, Loan Series 2022, 4.000%, 12/01/42
12/31 at 100.00 AA 3,348,565
Total Tax Obligation/General 103,072,932
Tax Obligation/Limited - 19.5%
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
1,355 5.000%, 11/15/27 11/25 at 100.00 BB 1,384,634
1,000 5.000%, 11/15/39 11/25 at 100.00 BB 1,004,590
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,160 5.000%, 12/01/31 12/26 at 100.00 BB 1,195,786
2,000 5.000%, 12/01/46 12/26 at 100.00 BB 1,915,720
1,010 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2014, 5.000%, 5/01/33 - BAM Insured
11/24 at 100.00 AA 1,042,290
500 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2017, 5.000%, 5/01/36 - BAM Insured
5/27 at 100.00 AA 531,880
2,500 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Lien Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 AA 2,566,300
2,050 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2017A-2, 5.000%, 7/01/44
7/27 at 100.00 AA 2,146,371
10,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2020B-1, 5.000%, 7/01/45
7/28 at 100.00 AA 10,550,000
Massachusetts Bay Transportation Authority, Sales Tax
Revenue Bonds, Subordinated Series 2021A-1:
4,330 4.000%, 7/01/39 7/31 at 100.00 AA 4,302,201
1,000 4.000%, 7/01/51 7/31 at 100.00 AA 940,030
5,570 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Sustainability Series 2017A-1, 5.000%, 7/01/41
7/27 at 100.00 AA 5,859,918
1,125 Massachusetts College Building Authority, Project Revenue Bonds,
Refunding Series 2003B, 5.375%, 5/01/23 - SYNCORA GTY Insured
No Opt. Call AA 1,129,084
500 Massachusetts College Building Authority, Project Revenue Bonds,
Refunding Series 2022A, 4.000%, 5/01/42
5/32 at 100.00 Aa2 485,125

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,310 Massachusetts College Building Authority, Revenue Bonds, Refunding
Series 2011A, 5.000%, 5/01/24
No Opt. Call Aa2 $ 1,337,052
1,650 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Refunding Senior Series 2015C, 5.000%, 8/15/37
8/25 at 100.00 AAA 1,715,637
Massachusetts School Building Authority, Dedicated Sales
Tax Revenue Bonds, Senior Social Series 2020A:
5,000 4.000%, 8/15/45 8/30 at 100.00 AAA 4,857,000
3,020 5.000%, 8/15/50 8/30 at 100.00 AAA 3,223,608
7,000 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2018A, 5.250%, 2/15/48
2/28 at 100.00 AA+ 7,416,150
14,480 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 AA+ 15,428,874
2,800 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Program, Series 2016A, 5.000%,
6/01/41
6/26 at 100.00 AA+ 2,915,696
3,180 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A, 5.000%,
6/01/47
6/27 at 100.00 AA+ 3,320,874
5,540 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2019A, 5.000%,
6/01/49
6/29 at 100.00 AA+ 5,877,275
3,500 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2015A, 5.000%, 6/01/45
6/25 at 100.00 AA+ 3,589,600
15,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Sustainability  Green Series 2022A, 5.000%,
6/01/50
6/31 at 100.00 AA+ 16,146,000
4,805 Massachusetts State, Transportation Fund Revenue Bonds, Refunding
Series 2017A, 5.000%, 6/01/43
12/27 at 100.00 AA+ 5,069,323
1,665 Massachusetts State, Transportation Fund Revenue Bonds, Refunding
Series 2021A, 5.000%, 6/01/42
6/31 at 100.00 AA+ 1,820,145
1,510 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 1,487,003
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
3,177 4.550%, 7/01/40 7/28 at 100.00 N/R 2,966,905
4,510 0.000%, 7/01/46 7/28 at 41.38 N/R 1,155,823
4,300 4.750%, 7/01/53 7/28 at 100.00 N/R 3,854,434
5,708 5.000%, 7/01/58 7/28 at 100.00 N/R 5,295,882
Total Tax Obligation/Limited 122,531,210
Transportation - 5.7%
1,250 Massachusetts Department of Transportation, Metropolitan Highway
System Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%,
1/01/37
1/29 at 100.00 A+ 1,352,662
1,500 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 7/01/42, (AMT)
7/27 at 100.00 AA 1,539,270
1,250 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2021A,
5.000%, 7/01/39
7/31 at 100.00 AA 1,384,050
Massachusetts Port Authority, Revenue Bonds, Refunding
Series 2021B:
1,200 5.000%, 7/01/40, (AMT) 7/31 at 100.00 AA 1,268,952
5,750 5.000%, 7/01/44, (AMT) 7/24 at 100.00 AA 5,794,447
1,780 Massachusetts Port Authority, Revenue Bonds, Series 2014A, 5.000%,
7/01/34
7/24 at 100.00 AA 1,824,091
Massachusetts Port Authority, Revenue Bonds, Series 2015A:
1,425 5.000%, 7/01/40 7/25 at 100.00 AA 1,468,961
2,000 5.000%, 7/01/45 7/25 at 100.00 AA 2,051,680
1,750 Massachusetts Port Authority, Revenue Bonds, Series 2015B, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 AA 1,771,823
10,000 Massachusetts Port Authority, Revenue Bonds, Series 2019C, 5.000%,
7/01/49, (AMT)
7/29 at 100.00 AA 10,265,700
2,500 Massachusetts Port Authority, Revenue Bonds, Series 2021E, 5.000%,
7/01/46, (AMT)
7/31 at 100.00 AA 2,594,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 4,675 Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL
Corporation, Series 2019A, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 A1 $ 4,763,124
Total Transportation 36,078,760
U.S. Guaranteed - 4.5% (4)
1,890 Massachusetts College Building Authority, Project Revenue Bonds, Green
Series 2014B, 5.000%, 5/01/44, (Pre-refunded 5/01/24)
5/24 at 100.00 Aa2 1,929,898
5,915 Massachusetts Development Finance Agency Revenue Bonds, Children's
Hospital Issue, Series 2014P, 5.000%, 10/01/46, (Pre-refunded 10/01/24)
10/24 at 100.00 AA 6,092,095
2,340 Massachusetts Development Finance Agency, Hospital Revenue Bonds,
Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41,
(Pre-refunded 11/15/23)
11/23 at 100.00 N/R 2,373,837
6,000 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 N/R 6,823,080
665 Massachusetts Development Finance Agency, Revenue Bonds, North Hill
Communities Issue, Series 2013A, 6.250%, 11/15/28, (Pre-refunded
11/15/23), 144A
11/23 at 100.00 N/R 677,934
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System, Series 2014M-4, 5.000%, 7/01/44, (Pre-refunded
7/01/23)
7/23 at 100.00 AA- 2,515,375
1,550 Massachusetts Development Finance Agency, Revenue Bonds, Phillips
Academy , Series 2014A, 5.000%, 9/01/43, (Pre-refunded 9/01/23)
9/23 at 100.00 Aaa 1,564,462
Massachusetts School Building Authority, Dedicated Sales
Tax Revenue Bonds, Senior Series 2013A:
1,475 5.000%, 5/15/38, (Pre-refunded 5/15/23) 5/23 at 100.00 AAA 1,480,531
1,650 5.000%, 5/15/38, (Pre-refunded 5/15/23) 5/23 at 100.00 N/R 1,655,841
1,820 Massachusetts Water Resources Authority, General Revenue Bonds, Green
Series 2016C, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 AA+ 1,945,962
1,000 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2016B, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 AA+ 1,069,210
Total U.S. Guaranteed 28,128,225
Utilities - 7.6%
4,000 Boston Water and Sewer Commission, Massachusetts, General Revenue
Bonds, Senior Series 2018A, 4.000%, 11/01/40
5/26 at 100.00 AAA 3,987,080
2,805 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 2,834,649
920 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A- 925,989
2,500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 2,509,475
2,700 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18
Series 2015, 5.000%, 2/01/45
2/24 at 100.00 AAA 2,733,642
1,650 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 23B
Series 2021, 5.000%, 2/01/41
2/31 at 100.00 AAA 1,827,293
5,785 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Sustainabilty 24B Series 2022, 5.000%, 2/01/43
2/32 at 100.00 AAA 6,433,267
Massachusetts Municipal Wholesale Electric Company,
MMWEC, Revenue Bonds, Project 2015A, Series 2021A:
1,000 4.000%, 7/01/39 1/32 at 100.00 AA- 983,020
1,310 4.000%, 7/01/40 1/32 at 100.00 AA- 1,275,495
1,400 4.000%, 7/01/41 1/32 at 100.00 AA- 1,350,958
4,750 4.000%, 7/01/51 1/32 at 100.00 AA- 4,290,532
Massachusetts Water Resources Authority, General Revenue
Bonds, Series 2017B:
1,000 5.000%, 8/01/39 8/27 at 100.00 AA+ 1,060,660
1,870 5.000%, 8/01/42 8/27 at 100.00 AA+ 1,968,175
5,330 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2020B, 5.000%, 8/01/45
8/30 at 100.00 AA+ 5,740,463
4,945 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 5,020,411
3,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 N/R 2,948,580

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 1,010 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2017C, 5.000%, 4/15/33
4/27 at 100.00 AA $ 1,093,386
625 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2019E, 4.000%, 4/15/39
4/29 at 100.00 AA 621,025
Total Utilities 47,604,100
Total Long-Term Investments (cost $639,000,507) 609,236,123
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  2.1%
X 13,000,000 MUNICIPAL BONDS - 2.1%
X 13,000,000
Health Care - 1.0%
$ 6,000 Massachusetts Health and Educational Facilities Authority, Revenue Bonds,
Partners HealthCare System Inc., Variable Rate Demand Obligations,
Series 1997P, 3.350%, 7/01/27, (Mandatory Put 3/07/23) (5)
3/23 at 100.00 AA- $ 6,000,000
$ 6,000 Total Health Care $ 6,000,000
Utilities - 1.1%
$ 7,000 Massachusetts Water Resources Authority, General Revenue Bonds,
Refunding Variable Rate Demand Obligations Series 2008A-1, 3.390%,
8/01/37, (Mandatory Put 3/07/23) (5)
2/23 at 100.00 AA $ 7,000,000
7,000 Total Utilities 7,000,000
Total Short-Term Investments (cost $13,000,000) 13,000,000
Total Investments (cost $652,000,507) - 99.1% 622,236,123
Other Assets & Liabilities, Net - 0.9% 5,683,947
Net Assets - 100% $ 627,920,070
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Nuveen New Jersey Municipal Bond Fund
Portfolio of Investments February 28, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 100.3%
X 417,071,899 MUNICIPAL BONDS - 100.3%
X 417,071,899
Consumer Discretionary - 0.2%
Middlesex County Improvement Authority, New Jersey,
Senior Revenue Bonds, Heldrich Center Hotel/Conference
Center Project, Series 2005A:
$ 935 5.000%, 1/01/32 (4) 3/23 at 100.00 Caa3 $ 617,811
240 5.125%, 1/01/37 (4) 3/23 at 100.00 Caa3 157,929
Total Consumer Discretionary 775,740
Consumer Staples - 3.8%
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
4,435 4.000%, 6/01/37 6/28 at 100.00 A- 4,406,172
3,970 5.000%, 6/01/46 6/28 at 100.00 BBB+ 4,049,281
540 5.250%, 6/01/46 6/28 at 100.00 BBB+ 558,193
7,015 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB- 6,944,990
Total Consumer Staples 15,958,636
Education and Civic Organizations - 13.2%
Atlantic County Improvement Authority, New Jersey,
General Obligation Lease Revenue Bonds, Stockton
University Atlantic City Campus Phase II, Series 2021A:
1,000 4.000%, 7/01/47 - AGM Insured 7/31 at 100.00 AA 915,420
2,240 4.000%, 7/01/53 - AGM Insured 7/31 at 100.00 AA 2,018,912
715 Camden County Improvement Authority, New Jersey, School Revenue
Bonds, KIPP: Cooper Norcross Academy 2022 Project, Social Series
2022, 6.000%, 6/15/62
12/30 at 100.00 BBB 744,723
1,000 Essex County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Institute of Technology CHF-Newark, LLC-NJIT
Student Housing Project, Series 2021A, 4.000%, 8/01/60 - BAM Insured
8/31 at 100.00 AA 911,760
Gloucester County Improvement Authority, New Jersey,
Revenue Bonds, Rowan University Project, County
Gauranteed Loan, Series 2019:
3,050 5.000%, 7/01/44 7/29 at 100.00 Aa1 3,268,105
2,320 4.000%, 7/01/48 7/29 at 100.00 Aa1 2,241,909
225 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 BBB- 226,321
New Jersey Economic Development Authority, Charter
School Revenue Bonds, North Star Academy Charter
School of Newark, Series 2017:
2,805 4.000%, 7/15/37 7/27 at 100.00 BBB- 2,595,186
100 5.000%, 7/15/47 7/27 at 100.00 BBB- 100,120
100 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52, 144A
9/27 at 100.00 BB 90,647
945 New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call A 975,221
New Jersey Economic Development Authority, Revenue
Bonds, The Seeing Eye Inc., Refunding Series 2017:
355 3.000%, 6/01/32 12/27 at 100.00 A 338,258
195 5.000%, 6/01/32 12/27 at 100.00 A 206,454
1,145 New Jersey Educational Facilities Authority, Revenue Bonds, College of
New Jersey, Refunding Series 2016F, 3.000%, 7/01/40
7/26 at 100.00 A 889,757
1,470 New Jersey Educational Facilities Authority, Revenue Bonds, Kean
University, Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 AA 1,446,745

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
New Jersey Educational Facilities Authority, Revenue Bonds,
Montclair State University, Refunding Series 2015D:
$ 2,000 5.000%, 7/01/31 7/25 at 100.00 A+ $ 2,073,120
1,055 3.750%, 7/01/33 7/25 at 100.00 A+ 1,040,251
New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series   2017F:
360 3.750%, 7/01/37 7/27 at 100.00 BB 283,428
1,370 4.000%, 7/01/42 7/27 at 100.00 BB 1,051,064
2,265 5.000%, 7/01/47 7/27 at 100.00 BB 1,979,157
1,225 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2015C, 5.000%, 7/01/32
7/25 at 100.00 BBB+ 1,263,734
710 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D, 5.000%, 7/01/38
7/23 at 100.00 BBB+ 711,810
New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C:
1,870 3.000%, 7/01/41 7/26 at 100.00 BBB+ 1,443,902
2,430 3.000%, 7/01/46 7/26 at 100.00 BBB+ 1,766,659
1,085 4.000%, 7/01/46 7/26 at 100.00 BBB+ 963,371
1,000 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2020C, 3.250%, 7/01/49 - AGM Insured
7/30 at 100.00 AA 759,980
4,500 New Jersey Educational Facilities Authority, Revenue Bonds, Stevens
Institute of Technology Issue, Green Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 BBB+ 3,913,785
New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A:
1,000 5.000%, 7/01/42 7/27 at 100.00 BBB+ 1,016,700
500 4.000%, 7/01/47 7/27 at 100.00 BBB+ 441,775
1,110 5.000%, 7/01/47 7/27 at 100.00 BBB+ 1,122,077
1,375 New Jersey Educational Facilities Authority, Revenue Bonds, William
Paterson University, Series 2017B, 5.000%, 7/01/47 - AGM Insured
7/27 at 100.00 AA 1,423,702
835 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2021B, 2.500%, 12/01/40,
(AMT)
12/29 at 100.00 AA 690,061
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A:
1,435 3.750%, 12/01/31, (AMT) 6/28 at 100.00 Aaa 1,387,875
325 4.000%, 12/01/35, (AMT) 6/28 at 100.00 Aaa 323,092
770 New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Refunding Subordinate Series 2021C, 3.250%,
12/01/51, (AMT)
12/29 at 100.00 BBB 544,452
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2016-1A:
785 3.500%, 12/01/32, (AMT) 12/25 at 100.00 Aaa 749,966
180 4.000%, 12/01/39, (AMT) 12/25 at 100.00 Aaa 177,613
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
335 3.750%, 12/01/33, (AMT) 12/26 at 100.00 Aaa 328,732
40 4.000%, 12/01/40, (AMT) 12/26 at 100.00 Aaa 39,417
1,170 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39, (AMT)
6/28 at 100.00 Aa1 1,101,672
590 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39, (AMT)
12/28 at 100.00 Aa1 563,668
335 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2012-1A, 4.375%, 12/01/26, (AMT)
3/23 at 100.00 Aaa 335,050
500 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39, (AMT)
3/23 at 100.00 Aaa 500,385
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Series 2013-1A:
355 3.625%, 12/01/25, (AMT) 3/23 at 100.00 Aaa 349,955
575 4.000%, 12/01/28, (AMT) 3/23 at 100.00 Aaa 561,798
285 4.000%, 12/01/31, (AMT) 3/23 at 100.00 Aaa 275,541
295 4.125%, 12/01/35, (AMT) 3/23 at 100.00 Aaa 283,463

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Series 2014-1A-1:
$ 360 4.250%, 12/01/32, (AMT) 12/23 at 100.00 Aaa $ 355,442
345 4.500%, 12/01/36, (AMT) 12/23 at 100.00 Aaa 340,881
860 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30, (AMT)
12/24 at 100.00 Aaa 857,532
1,740 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47, (AMT)
12/26 at 100.00 Aaa 1,669,704
1,460 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49, (AMT)
6/28 at 100.00 A2 1,150,757
3,005 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 A1 3,065,701
1,000 Passaic County Improvement Authority, New Jersey, Charter School
Revenue Bonds, Paterson Arts & Science Charter School, Series 2023,
5.375%, 7/01/53 ,(WI/DD, Settling 03/14/23)
7/31 at 100.00 BBB- 1,006,310
Total Education and Civic Organizations 54,883,120
Financials - 0.1%
439 New Jersey Economic Development Authority, Revenue Refunding Bonds,
Kapkowski Road Landfill Project, Series 2002, 6.500%, 4/01/28
No Opt. Call Baa2 436,319
Total Financials 436,319
Health Care - 12.0%
Camden County Improvement Authority, New Jersey, Health
Care Redevelopment Revenue Bonds, Cooper Health
System Obligated Group Issue, Refunding Series 2014A:
1,720 5.000%, 2/15/25 2/24 at 100.00 A- 1,732,436
800 5.000%, 2/15/28 2/24 at 100.00 A- 806,856
2,000 5.000%, 2/15/33 2/24 at 100.00 A- 2,015,260
800 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
3/23 at 100.00 A- 801,048
New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series
2021:
1,800 2.375%, 7/01/46 7/31 at 100.00 AA- 1,183,752
1,800 3.000%, 7/01/46 7/31 at 100.00 AA- 1,368,792
1,000 3.000%, 7/01/51 7/31 at 100.00 AA- 720,680
195 New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS
Hospital Corporation, Series 2008A, 5.000%, 7/01/27
3/23 at 100.00 AA- 195,135
2,080 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 AA- 1,996,904
1,630 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA- 1,647,637
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hackensack Meridian Health Obligated
Group, Refunding Series 2017A:
1,730 5.000%, 7/01/28 7/27 at 100.00 AA- 1,866,929
1,465 5.000%, 7/01/57 7/27 at 100.00 AA- 1,495,809
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hunterdon Medical Center, Refunding
Series 2014A:
420 4.000%, 7/01/45 7/24 at 100.00 A+ 392,960
3,785 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A, 4.000%,
7/01/41
7/26 at 100.00 AA- 3,661,760
4,950 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 AA- 5,036,526
570 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Meridian Health System Obligated Group, Refunding Series 2013A,
5.000%, 7/01/32
7/23 at 100.00 AA- 570,906

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Princeton HealthCare System, Series
2016A:
$ 575 5.000%, 7/01/33 7/26 at 100.00 AA $ 609,615
600 5.000%, 7/01/34 7/26 at 100.00 AA 634,566
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Robert Wood Johnson University Hospital
Issue, Series 2014A:
2,060 5.000%, 7/01/39 7/24 at 100.00 AA- 2,090,756
420 5.000%, 7/01/43 7/24 at 100.00 AA- 424,637
2,135 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA- 2,190,531
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, RWJ Barnabas Health Obligated Group,
Series 2021A:
2,650 4.000%, 7/01/45 7/31 at 100.00 AA- 2,490,126
3,145 3.000%, 7/01/51 7/31 at 100.00 AA- 2,275,030
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Saint Joseph's Healthcare System
Obligated Group Issue, Refunding Series 2016:
2,710 3.000%, 7/01/32 7/26 at 100.00 BBB- 2,389,163
360 4.000%, 7/01/34 7/26 at 100.00 BBB- 340,186
2,835 5.000%, 7/01/41 7/26 at 100.00 BBB- 2,739,942
2,685 4.000%, 7/01/48 7/26 at 100.00 BBB- 2,118,680
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, University Hospital Issue, Refunding
Series 2015A:
1,500 4.125%, 7/01/38 - AGM Insured 7/25 at 100.00 AA 1,459,065
755 5.000%, 7/01/46 - AGM Insured 7/25 at 100.00 AA 761,153
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Valley Health System Obligated Group,
Series 2019:
2,130 4.000%, 7/01/44 7/29 at 100.00 A+ 1,977,705
2,695 3.000%, 7/01/49 7/29 at 100.00 A+ 1,914,528
Total Health Care 49,909,073
Housing/Multifamily - 5.6%
600 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Kean Properties LLC - Kean University Student Housing Project,
Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 B 550,200
2,440 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing
Project, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 B 2,034,374
1,476 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Cherry Garden Apartments Project, Series 2021B,
2.375%, 1/01/39
No Opt. Call Aaa 1,150,201
New Jersey Housing and Mortgage Finance Agency,
Multifamily Housing Revenue Bonds, Series 2013-2:
1,770 4.350%, 11/01/33, (AMT) 3/23 at 100.00 AA 1,770,071
1,015 4.600%, 11/01/38, (AMT) 3/23 at 100.00 AA 1,000,384
1,010 4.750%, 11/01/46, (AMT) 3/23 at 100.00 AA 963,833
1,310 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 AA- 1,207,348
1,135 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016A, 3.750%, 11/01/45
11/25 at 100.00 AA- 1,010,649
2,145 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016B, 3.600%, 11/01/40
11/25 at 100.00 AA- 1,961,560
875 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2017D, 3.900%, 11/01/32, (AMT)
5/26 at 100.00 AA- 864,771

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2018A:
$ 1,935 3.600%, 11/01/33 11/27 at 100.00 AA- $ 1,902,395
1,865 3.875%, 11/01/38 11/27 at 100.00 AA- 1,775,126
1,045 3.950%, 11/01/43 11/27 at 100.00 AA- 970,314
650 4.000%, 11/01/48 11/27 at 100.00 AA- 588,191
500 4.100%, 11/01/53 11/27 at 100.00 AA- 448,600
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2019A:
1,750 2.900%, 11/01/39 11/28 at 100.00 AA- 1,447,005
530 3.000%, 11/01/44 11/28 at 100.00 AA- 408,307
870 3.050%, 11/01/49 11/28 at 100.00 AA- 643,208
490 3.150%, 5/01/53 11/28 at 100.00 AA- 359,391
600 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2020A, 2.450%, 11/01/45
11/29 at 100.00 AA- 406,626
2,470 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2021A, 2.450%, 11/01/41
11/30 at 100.00 AA- 1,795,023
Total Housing/Multifamily 23,257,577
Housing/Single Family - 4.4%
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A:
1,725 3.600%, 4/01/33 10/27 at 100.00 AA 1,664,522
1,130 3.750%, 10/01/35 10/27 at 100.00 AA 1,069,036
2,150 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32, (AMT)
10/27 at 100.00 AA 2,052,820
2,710 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2019C, 4.000%, 4/01/49
4/28 at 100.00 AA 2,471,439
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E:
1,575 2.250%, 10/01/40 4/29 at 100.00 AA 1,164,177
1,590 3.500%, 4/01/51 4/29 at 102.44 AA 1,558,709
7,090 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2021H, 2.300%, 10/01/46
4/30 at 100.00 AA 4,976,825
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I:
1,910 4.500%, 10/01/42 4/31 at 100.00 AA 1,866,414
1,465 4.600%, 10/01/46 4/31 at 100.00 AA 1,423,086
Total Housing/Single Family 18,247,028
Long-Term Care - 0.6%
530 New Jersey Economic Development Authority, Fixed Rate Revenue Bonds,
Lions Gate Project, Series 2014, 5.250%, 1/01/44
1/24 at 100.00 N/R 464,768
2,170 New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40,
144A
1/28 at 102.00 N/R 1,612,245
495 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 N/R 380,719
Total Long-Term Care 2,457,732
Tax Obligation/General - 14.0%
2,000 Cherry Hill Township, Camden County, New Jersey, General Obligation
Bonds, Bond Anticipation Note Series 2022, 5.000%, 10/23/23
No Opt. Call N/R 2,019,700
735 Cumberland County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Vineland Public Safety Building
Project, Series 2017, 3.250%, 12/15/37
12/27 at 100.00 AA 667,461
1,470 Cumberland County, New Jersey, General Obligation Bonds, Series 2021,
2.000%, 5/15/29
5/28 at 100.00 AA- 1,333,231
1,000 Essex County, New Jersey, General Obligation Bonds, Improvement
Series 2022, 4.000%, 8/15/32
8/30 at 100.00 Aa1 1,086,970
15 Flemington-Raritan Regional School District, Hunterdon County, New
Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 AA 12,903

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Gloucester Township, New Jersey, General Obligation
Bonds, Series 2019:
$ 1,000 2.000%, 2/01/28 - BAM Insured No Opt. Call AA $ 909,890
1,500 2.250%, 2/01/29 - BAM Insured No Opt. Call AA 1,369,890
180 Hamilton Township, Mercer County Board of Education, New Jersey,
General Obligation Bonds, Series 2017, 3.250%, 12/15/38
12/27 at 100.00 AA 160,321
1,040 Harrison, New Jersey, General Obligation Bonds, Parking Utility Series
2018, 3.375%, 3/01/34 - BAM Insured
3/28 at 100.00 AA 1,039,584
340 Hudson County Improvement Authority, New Jersey, County Guaranteed
Governmental Loan Revenue Bonds, Guttenberg General Obligation
Bond Project, Series 2018, 5.000%, 8/01/42
8/25 at 100.00 AA 350,115
Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016:
6,490 5.000%, 5/01/46, (UB) (5) 5/26 at 100.00 AA 6,715,073
1,000 5.250%, 5/01/51 5/26 at 100.00 AA 1,040,040
2,295 Jersey City, New Jersey, General Obligation Bonds, General Improvement
Series 2022A, 3.000%, 2/15/37
2/29 at 100.00 Aa3 2,007,896
1,000 Monmouth County Improvement Authority, New Jersey, Governmental
Pooled Loan Revenue Bonds, Series 2021A, 3.000%, 3/01/35
3/31 at 100.00 AAA 945,310
Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series
2022C:
1,045 5.000%, 8/15/39 8/32 at 100.00 AAA 1,177,945
1,125 5.000%, 8/15/40 8/32 at 100.00 AAA 1,261,204
1,100 5.000%, 8/15/41 8/32 at 100.00 AAA 1,227,369
220 Montclair Township, Essex County, New Jersey, General Obligation Bonds,
Refunding Parking Utility Series 2014A, 5.000%, 1/01/37
1/24 at 100.00 AAA 222,185
610 New Brunswick Parking Authority, Middlesex County, New Jersey,
Guaranteed Parking Revenue Bonds, Refunding Series 2012, 5.000%,
9/01/30
3/23 at 100.00 A+ 610,860
New Brunswick Parking Authority, Middlesex County, New
Jersey, Guaranteed Parking Revenue Bonds, Refunding
Series 2016A:
1,900 5.000%, 9/01/32 - BAM Insured 9/26 at 100.00 AA 2,019,795
1,340 5.000%, 9/01/39 - BAM Insured 9/26 at 100.00 AA 1,399,161
1,000 New Brunswick, New Jersey, General Obligation Bonds, Cultural Center
Project, Series 2017, 4.000%, 9/15/44 - AGM Insured
9/27 at 100.00 AA 956,350
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
4,890 4.000%, 6/01/31 No Opt. Call A2 5,282,325
2,115 3.000%, 6/01/32 No Opt. Call A2 1,985,329
750 4.000%, 6/01/32 No Opt. Call A2 808,920
Newark Board of Education, Essex County, New Jersey,
General Obligation Bonds, School Energy Savings Series
2021:
250 4.000%, 7/15/35 - BAM Insured 7/31 at 100.00 AA 250,877
600 4.000%, 7/15/36 - BAM Insured 7/31 at 100.00 AA 589,674
Newark, Essex County, New Jersey, Mass Transit Access
Tax Revenue Bonds, Mulberry Pedestrian Bridge
Redevelopment Project, Series 2022:
500 5.375%, 11/15/52 - AGM Insured 11/32 at 100.00 AA 545,805
600 6.000%, 11/15/62 - AGM Insured 11/32 at 100.00 AA 674,154
1,500 Ocean City, New Jersey, General Obligation Bonds, General Improvement
Series 2019, 2.250%, 9/15/33
9/26 at 100.00 AA 1,309,650
2,625 Passaic County, New Jersey, General Obligation Bonds, General
Improvement Series 2019A, 1.000%, 12/01/34
12/27 at 100.00 Aa1 1,922,707
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
1,054 5.625%, 7/01/29 No Opt. Call N/R 1,099,733
2,477 4.000%, 7/01/33 7/31 at 103.00 N/R 2,219,541
230 4.000%, 7/01/37 7/31 at 103.00 N/R 196,698

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,145 Somers Point, New Jersey, General Obligation Bonds, Improvement Sewer
Utility Series 2019, 2.000%, 10/01/31
10/26 at 100.00 AA- $ 1,008,550
2,460 South Orange & Maplewood School District, Essex County, New Jersey,
General Obligation Bonds, Series 2021, 2.375%, 8/15/46
8/29 at 100.00 Aa2 1,618,655
625 South Orange Village Township, New Jersey, General Obligation Bonds,
Refunding Series 2020, 4.000%, 1/15/24
No Opt. Call AA 629,244
3,725 Union County Utilities Authority, New Jersey, Resource Recovery Facility
Lease Revenue Bonds, Covantan Union Inc. Lessee, Refunding Series
2011B, 5.250%, 12/01/31, (AMT)
3/23 at 100.00 AA+ 3,729,768
2,515 Union County Utilities Authority, New Jersey, Solid Waste System County
Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
3/23 at 100.00 Aaa 2,516,761
2,575 Union County, New Jersey, General Obligation Bonds, Series 2018,
3.000%, 3/01/27
9/25 at 100.00 Aaa 2,570,262
1,280 Verona Township Board of Education, Essex County, New Jersey, General
Obligation Bonds, Refunding Series 2020, 2.250%, 3/01/39
3/27 at 100.00 AA- 943,629
Total Tax Obligation/General 58,435,535
Tax Obligation/Limited - 18.4%
2,100 Bergen County Improvement Authority, New Jersey, County Guaranteed
Revenue Bonds, Bergen New Bridge Medical Center Project, Series
2022, 5.000%, 8/01/47
8/32 at 100.00 Aaa 2,319,240
650 Bergen County Improvement Authority, New Jersey, Guaranteed Lease
Revenue Bonds, County Administration Complex Project, Series 2005,
5.000%, 11/15/26
No Opt. Call Aaa 700,225
Camden County Improvement Authority, New Jersey,
County Guaranteed Loan Revenue Bonds, Capital
Program, Series 2022:
300 5.000%, 1/15/31 No Opt. Call Aa1 344,529
225 5.000%, 1/15/33 1/32 at 100.00 Aa1 260,374
3,375 Camden County Improvement Authority, New Jersey, County Guaranteed
Loan Revenue Bonds, City Hall Project, Series 2018, 3.250%, 12/01/37
12/28 at 100.00 Aa1 3,122,685
1,795 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM Insured
No Opt. Call AA 1,963,245
New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A:
3,600 5.250%, 11/01/47 11/32 at 100.00 A3 3,810,204
5,025 5.000%, 11/01/52 11/32 at 100.00 A3 5,198,312
1,515 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 4.000%, 11/01/39
11/29 at 100.00 A3 1,464,096
2,480 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3 2,395,804
2,000 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call A3 2,074,080
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 5.000%, 6/15/32
12/30 at 100.00 A3 1,109,250
1,625 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2014PP,
5.000%, 6/15/26
6/24 at 100.00 A3 1,648,758
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1:
255 5.000%, 6/15/29 6/26 at 100.00 A+ 268,423
175 5.000%, 6/15/30 6/26 at 100.00 A+ 184,118
2,870 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/31
6/26 at 100.00 A+ 3,013,931
New Jersey Transportation Trust Fund Authority,
Transportation Program Bonds, Series 2022CC:
2,250 5.250%, 6/15/43 12/32 at 100.00 A3 2,401,740
1,170 5.250%, 6/15/46 12/32 at 100.00 A3 1,240,294
1,800 5.000%, 6/15/48 12/32 at 100.00 A3 1,863,666

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 14,360 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30
No Opt. Call A3 $ 10,590,787
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Refunding Series 2006C:
6,925 0.000%, 12/15/32 - AGM Insured No Opt. Call AA 4,736,700
4,765 0.000%, 12/15/33 - AGM Insured No Opt. Call AA 3,118,073
1,045 0.000%, 12/15/34 - AGM Insured No Opt. Call AA 649,562
1,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/24
No Opt. Call A3 1,586,518
135 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2013AA, 5.000%, 6/15/36
6/23 at 100.00 A3 135,316
1,035 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 A3 1,000,038
1,510 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 5.000%, 6/15/46
12/28 at 100.00 A3 1,546,904
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
2,290 3.500%, 6/15/46 12/28 at 100.00 A3 1,859,274
1,000 4.000%, 6/15/50 12/28 at 100.00 A3 906,270
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
1,000 5.000%, 6/15/45 12/30 at 100.00 A3 1,034,600
1,040 4.000%, 6/15/50 12/30 at 100.00 A3 942,521
1,140 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Refunding
Series 2015, 3.750%, 5/01/36
5/25 at 100.00 AA 1,141,265
1,725 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Series 2012,
3.500%, 5/01/35
3/23 at 100.00 Aa1 1,724,172
1,690 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured
No Opt. Call Aaa 1,706,748
2,805 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 N/R 2,602,479
2,764 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R 2,511,647
3,000 Union County Improvement Authority, New Jersey, Lease Revenue Bonds,
Plainfield - Park Madison Redevelopment Project, Refunding Series
2013A, 5.000%, 3/01/34, (UB) (5)
No Opt. Call AA+ 3,401,280
Total Tax Obligation/Limited 76,577,128
Transportation - 13.4%
Delaware River and Bay Authority, Delaware and New
Jersey, Revenue Bonds, Series 2014A:
360 5.000%, 1/01/34 1/24 at 100.00 A1 363,931
1,520 4.125%, 1/01/39 1/24 at 100.00 A1 1,518,556
2,000 5.000%, 1/01/44 1/24 at 100.00 A1 2,005,060
270 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2019, 4.000%, 1/01/44
1/29 at 100.00 A1 258,711
1,635 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015,
4.000%, 7/01/35 - BAM Insured
7/25 at 100.00 AA 1,664,446
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2017:
1,000 5.000%, 7/01/42 7/27 at 100.00 A1 1,039,390
3,865 5.000%, 7/01/47 7/27 at 100.00 A1 3,987,984
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2019A:
1,125 5.000%, 7/01/30 7/29 at 100.00 A1 1,268,213
1,285 5.000%, 7/01/31 7/29 at 100.00 A1 1,437,324
1,000 3.000%, 7/01/49 7/29 at 100.00 A1 736,990

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 1,760 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds,  Series 2013, 5.000%, 1/01/40
1/24 at 100.00 A+ $ 1,780,821
New Jersey Economic Development Authority, Private
Activity Bonds, The Goethals Bridge Replacement Project,
Series 2013:
1,260 5.000%, 7/01/23, (AMT) No Opt. Call A2 1,267,081
1,705 5.000%, 1/01/31 - AGM Insured, (AMT) 1/24 at 100.00 AA 1,722,169
1,445 5.625%, 1/01/52, (AMT) 1/24 at 100.00 A- 1,453,555
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
1999:
1,060 5.125%, 9/15/23, (AMT) 3/23 at 101.00 Ba3 1,059,597
2,025 5.250%, 9/15/29, (AMT) 3/23 at 101.00 Ba3 2,015,179
380 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%,
11/15/30, (AMT)
3/24 at 101.00 Ba3 382,538
New Jersey Economic Development Authority, Special
Facility Revenue Bonds, Port Newark Container Terminal
LLC Project, Refunding Series 2017:
2,985 5.000%, 10/01/37, (AMT) 10/27 at 100.00 Baa2 3,006,701
2,610 5.000%, 10/01/47, (AMT) 10/27 at 100.00 Baa2 2,566,361
1,315 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/29 - AGM Insured
No Opt. Call AA 1,487,107
900 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2021A,
4.000%, 1/01/51
1/31 at 100.00 AA- 843,084
2,500 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022A,
4.000%, 1/01/43
7/32 at 100.00 AA- 2,421,400
New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2022B:
1,655 4.500%, 1/01/48 1/33 at 100.00 AA- 1,672,328
2,250 5.250%, 1/01/52 1/33 at 100.00 AA- 2,447,235
New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2022C:
1,370 5.000%, 1/01/29 No Opt. Call AA- 1,532,564
905 5.000%, 1/01/30 No Opt. Call AA- 1,028,198
1,810 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43
12/23 at 100.00 AA- 1,824,444
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty Series 2022, 3.000%, 12/01/31
No Opt. Call AA- 4,995,850
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twelfth Series 2019:
2,000 4.000%, 9/01/38 9/29 at 100.00 AA- 1,965,820
1,000 4.000%, 9/01/39 9/29 at 100.00 AA- 977,090
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Refunding Series
2019A:
1,770 5.000%, 11/01/31 - AGM Insured 11/29 at 100.00 AA 1,905,777
1,000 5.000%, 11/01/33 - AGM Insured 11/29 at 100.00 AA 1,073,470
200 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 BBB+ 204,486
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A:
1,100 4.625%, 11/01/47 11/32 at 100.00 BBB+ 1,061,874
650 5.250%, 11/01/52 - BAM Insured 11/32 at 100.00 AA 683,449
Total Transportation 55,658,783

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed - 3.5% (6)
$ 1,945 Cumberland County Improvement Authority, New Jersey, County General
Obligation Revenue Bonds, Technical High School Project, Series 2014,
5.000%, 9/01/39, (Pre-refunded 9/01/24) - AGM Insured
9/24 at 100.00 AA $ 2,000,044
1,215 New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding
Series 2013, 5.000%, 7/01/34, (Pre-refunded 7/01/23)
7/23 at 100.00 N/R 1,221,464
New Jersey Economic Development Authority, Revenue
Bonds, United Methodist Homes of New Jersey Obligated
Group Issue, Refunding Series 2014A:
165 3.750%, 7/01/24, (ETM) No Opt. Call N/R 165,323
405 5.000%, 7/01/29, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R 414,307
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
4,110 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 A3 4,297,539
250 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 N/R 260,845
New Jersey Education Facilities Authority Revenue Bonds,
The College of New Jersey Issue, Series 2013A:
770 5.000%, 7/01/38, (Pre-refunded 7/01/23) 7/23 at 100.00 A2 774,612
1,015 5.000%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 A2 1,021,080
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hunterdon Medical Center, Refunding
Series 2014A:
655 5.000%, 7/01/45, (Pre-refunded 7/01/24) 7/24 at 100.00 A- 670,052
280 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Kennedy Health System Obligated Group Issue, Refunding Series 2012,
3.750%, 7/01/27, (ETM)
No Opt. Call N/R 282,957
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Palisades Medical Center Obligated
Group Issue, Refunding Series 2013:
665 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 669,522
145 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 145,890
360 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 362,740
80 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 80,556
480 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%,
8/15/37, (Pre-refunded 8/15/23)
8/23 at 100.00 A- 481,714
1,415 Rutgers State University, New Jersey, Revenue Bonds, Refunding Series
2013L, 5.000%, 5/01/43, (Pre-refunded 5/01/23)
5/23 at 100.00 Aa3 1,419,273
205 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Chambers Project, Refunding Series 2014A,
5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call N/R 206,699
Total U.S. Guaranteed 14,474,617
Utilities - 11.1%
New Jersey Economic Development Authority, Energy
Facilities Revenue Bonds, UMM Energy Partners, LLC
Project, Series 2012A:
500 5.000%, 6/15/37, (AMT) 3/23 at 100.00 Baa2 500,070
1,000 5.125%, 6/15/43, (AMT) 3/23 at 100.00 Baa2 1,000,070
1,975 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011A, 2.750%, 8/01/39
8/24 at 100.00 A1 1,578,756
1,045 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, Middlesex Water Company, Series 2012C, 5.000%, 10/01/23
No Opt. Call A+ 1,054,593
4,195 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59, (AMT)
8/29 at 100.00 A+ 3,360,405
5,000 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ 4,288,300
3,150 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 1.200%, 11/01/34, (AMT), (Mandatory Put 6/01/23)
No Opt. Call A+ 3,127,887

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2021A-1:
$ 3,360 3.000%, 9/01/31 9/30 at 100.00 AAA $ 3,365,174
4,935 3.000%, 9/01/32 9/30 at 100.00 AAA 4,897,001
5,085 3.000%, 9/01/33 9/30 at 100.00 AAA 4,980,249
New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2022A-2:
6,295 5.000%, 9/01/47 9/32 at 100.00 AAA 6,920,219
4,000 5.000%, 9/01/52 9/32 at 100.00 AAA 4,355,040
695 Passaic County Utilities Authority, New Jersey, Solid Waste Disposal
Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37
No Opt. Call AA 790,882
1,260 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 1,279,215
5,000 Salem County Pollution Control Financing Authority, New Jersey, Revenue
Bonds, Atlantic City Electric Company Project, Refunding Series 2020,
2.250%, 6/01/29
No Opt. Call A 4,502,750
Total Utilities 46,000,611
Total Long-Term Investments (cost $440,559,966) 417,071,899
Floating Rate Obligations - (1.8)%   (7,590,000)
Other Assets & Liabilities, Net - 1.5% 6,313,017
Net Assets - 100% $ 415,794,916
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Nuveen New York Municipal Bond Fund
Portfolio of Investments February 28, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.0%
X
1,122,612,507 MUNICIPAL BONDS - 99.0%
X 1,122,612,507
Consumer Staples - 3.2%
$ 15,110 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
3/23 at 100.00 BBB $ 14,455,888
76,105 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A
3/23 at 18.18 N/R 7,830,443
New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1:
1,310 5.625%, 6/01/35 No Opt. Call A- 1,347,846
6,885 5.750%, 6/01/43 No Opt. Call BBB- 7,128,454
1,330 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/45
6/26 at 100.00 BB+ 1,253,259
10,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R 1,090,500
3,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 2,742,900
Total Consumer Staples 35,849,290
Education and Civic Organizations - 11.1%
2,045 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Enterprise Charter School Project, Series 2011A,
7.500%, 12/01/40
3/23 at 100.00 CCC 1,832,525
Build New York City Resource Corporation, New York,
Revenue Bonds, Bronx Charter School for Excellence,
Series 2013A:
1,630 5.000%, 4/01/33 4/23 at 100.00 BBB- 1,630,880
1,250 5.500%, 4/01/43 4/23 at 100.00 BBB- 1,250,350
Build New York City Resource Corporation, New York,
Revenue Bonds, Children's Aid Society Project, Series
2015. BUILD NYC CHILDRENS AID SOCIETY:
2,500 5.000%, 7/01/40 7/25 at 100.00 A+ 2,532,975
2,500 5.000%, 7/01/45 7/25 at 100.00 A+ 2,522,925
Build New York City Resource Corporation, New York,
Revenue Bonds, City University of New York - Queens
College, Q Student Residences, LLC Project, Refunding
Series 2014A:
1,000 5.000%, 6/01/38 6/24 at 100.00 Aa2 1,010,810
4,050 5.000%, 6/01/43 6/24 at 100.00 Aa2 4,080,051
500 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 5.000%,
6/15/42
6/32 at 100.00 BB+ 477,905
3,275 Build New York City Resource Corporation, New York, Revenue Bonds,
KIPP New York City Public School Facilities, Canal West Project, Series
2022, 5.250%, 7/01/52
7/32 at 100.00 BBB- 3,341,581
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York, Series
2014:
2,240 5.000%, 11/01/39 11/24 at 100.00 BB- 1,909,018
2,200 5.500%, 11/01/44 11/24 at 100.00 BB- 1,893,518
Build New York City Resource Corporation, New York,
Revenue Bonds, South Bronx Charter School for
International Cultures and the Arts Project, Series 2013A:
1,050 5.000%, 4/15/33, 144A 4/23 at 100.00 BB+ 1,037,631
1,875 5.000%, 4/15/43, 144A 4/23 at 100.00 BB+ 1,761,637
2,395 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/55, 144A
12/30 at 100.00 N/R 1,733,094

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Build NYC Resource Corporation, New York, Revenue
Bonds, Richmond Preparatory Charter School Project,
Social Impact Project Series 2021A:
$ 500 5.000%, 6/01/41, 144A 6/29 at 100.00 N/R $ 471,390
2,620 5.000%, 6/01/56, 144A 6/29 at 100.00 N/R 2,277,907
595 Dormitory Authority of the State of New York, General Revenue Bonds,
Saint Johns University, Series 2015A, 5.000%, 7/01/37
7/25 at 100.00 A- 610,482
Dormitory Authority of the State of New York, General
Revenue Bonds, Yeshiva University, Series 2022A:
3,835 5.000%, 7/15/42 7/32 at 100.00 BBB- 3,849,305
1,755 5.000%, 7/15/50 7/32 at 100.00 BBB- 1,717,355
Dormitory Authority of the State of New York, Housing
Revenue Bonds, Fashion Institute of Technology, Series
2007:
1,670 5.250%, 7/01/29 - FGIC Insured No Opt. Call Baa2 1,739,689
735 5.250%, 7/01/34 - FGIC Insured No Opt. Call Baa2 770,765
1,600 Dormitory Authority of the State of New York, Revenue Bonds, Barnard
College, Refunding Series 2015A, 5.000%, 7/01/43
7/25 at 100.00 A3 1,625,424
9,000 Dormitory Authority of the State of New York, Revenue Bonds, Fordham
University, Series 2020, 4.000%, 7/01/46
7/29 at 100.00 A 8,312,310
2,760 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 A- 2,794,583
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
4,270 5.000%, 7/01/45 7/25 at 100.00 A3 4,321,368
1,320 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2022A, 4.000%, 7/01/47
7/32 at 100.00 A3 1,147,304
1,055 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2001-1, 5.500%, 7/01/40 - AMBAC Insured
No Opt. Call AAA 1,249,257
1,215 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2016A, 4.000%, 7/01/43
7/26 at 100.00 Aa2 1,173,265
1,500 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2018A, 5.000%, 7/01/48
7/28 at 100.00 Aa2 1,589,955
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2019A:
1,040 5.000%, 7/01/37 7/29 at 100.00 Aa2 1,138,977
10,000 4.000%, 7/01/45 7/29 at 100.00 Aa2 9,560,900
4,250 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Green Series 2019B, 5.000%, 7/01/50
7/29 at 100.00 Aa1 4,520,427
8,665 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2022A, 4.000%, 7/01/42
7/32 at 100.00 Aa1 8,315,800
100 Dormitory Authority of the State of New York, Revenue Bonds, Saint
Joseph's College, Series 2021, 5.000%, 7/01/51
7/30 at 100.00 BBB- 99,830
3,450 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36,
144A
12/26 at 100.00 BB- 3,403,873
9,175 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Marist College Project, Series 2022, 5.000%, 7/01/52
7/32 at 100.00 A+ 9,510,897
7,370 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016B, 0.000%, 1/01/45
No Opt. Call N/R 1,823,928
3,040 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 N/R 2,573,968
7,835 Monroe County Industrial Development Corporation, New York, Revenue
Bonds,  University of Rochester Project, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 AA- 7,155,314
405 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 BBB 410,791
2,095 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/37 - AGM Insured
1/31 at 100.00 AA 1,760,848

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 2,620 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A,
4.000%, 3/01/45 - AGM Insured
9/30 at 100.00 AA $ 2,438,224
750 Oneida County Local Development Corporation, New York, Revenue
Bonds, Utica College Project, Series 2019, 4.000%, 7/01/39
7/29 at 100.00 BBB- 637,410
10,000 Onondaga County Trust For Cultural Resources, New York, Revenue
Bonds, Syracuse University Project, Series 2019, 5.000%, 12/01/45
12/29 at 100.00 AA- 10,721,400
1,285 Troy Capital Resource Corporation, New York,  Revenue Bonds, Rensselaer
Polytechnic Institute, Refunding Series 2020A. Forward Delivery, 4.000%,
9/01/40
9/30 at 100.00 A3 1,171,470
Yonkers Economic Development Corporation, New York,
Educational Revenue Bonds, Lamartine/Warburton LLC-
Charter School of Educational Excellence Project, Series
2019A:
200 4.000%, 10/15/29 No Opt. Call N/R 186,906
205 5.000%, 10/15/39 10/29 at 100.00 N/R 190,744
Total Education and Civic Organizations 126,286,966
Financials - 0.9%
5,710 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call A2 6,411,930
3,475 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2 3,945,237
Total Financials 10,357,167
Health Care - 12.0%
Dormitory Authority of the State of New York, General
Revenue Bonds, Northwell Health Obligated Group,
Series 2022A:
15,600 4.000%, 5/01/45 5/32 at 100.00 A- 14,600,196
18,290 4.250%, 5/01/52 5/32 at 100.00 A- 16,707,915
9,255 5.000%, 5/01/52 5/32 at 100.00 A- 9,504,978
3,250 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/35
8/28 at 100.00 BBB- 3,260,270
Dormitory Authority of the State of New York, Revenue
Bonds, Montefiore Obligated Group, Series 2020A:
1,200 5.000%, 9/01/30 3/30 at 100.00 BBB- 1,229,844
2,680 5.000%, 9/01/34 3/30 at 100.00 BBB- 2,709,695
2,620 5.000%, 9/01/35 3/30 at 100.00 BBB- 2,628,541
11,400 4.000%, 9/01/50 3/30 at 100.00 BBB- 9,260,790
2,300 Dormitory Authority of the State of New York, Revenue Bonds, North
Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%,
5/01/43
5/25 at 100.00 A- 2,329,762
33,955 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/53
7/30 at 100.00 A+ 30,593,795
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2015:
400 5.000%, 12/01/23, 144A No Opt. Call BBB- 400,560
600 5.000%, 12/01/24, 144A No Opt. Call BBB- 602,376
500 5.000%, 12/01/25, 144A 6/25 at 100.00 BBB- 501,580
450 5.000%, 12/01/29, 144A 6/25 at 100.00 BBB- 452,074
1,100 5.000%, 12/01/32, 144A 6/25 at 100.00 BBB- 1,104,587
1,100 5.000%, 12/01/33, 144A 6/25 at 100.00 BBB- 1,103,432
1,000 5.000%, 12/01/35, 144A 6/25 at 100.00 BBB- 991,400
1,300 5.000%, 12/01/40, 144A 6/25 at 100.00 BBB- 1,256,060
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2017:
2,000 5.000%, 12/01/26, 144A No Opt. Call BBB- 2,011,120
1,200 5.000%, 12/01/27, 144A 6/27 at 100.00 BBB- 1,208,112
1,800 5.000%, 12/01/36, 144A 6/27 at 100.00 BBB- 1,755,414

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Dutchess County Local Development Corporation, New
York, Revenue Bonds, Health Quest Systems, Inc. Project,
Series 2016B:
$ 2,000 4.000%, 7/01/41 7/26 at 100.00 BBB+ $ 1,743,040
9,325 5.000%, 7/01/46 7/26 at 100.00 BBB+ 9,081,524
1,395 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2013A, 5.000%,
12/01/42
3/23 at 100.00 BBB+ 1,395,223
5,375 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%,
12/01/46
12/26 at 100.00 BBB+ 5,247,666
2,600 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%,
12/01/46
12/30 at 100.00 BBB+ 2,185,248
375 Monroe County Industrial Development Corporation, New York, Tax-
Exempt Revenue Bonds, Highland Hospital of Rochester Project, Series
2015, 5.000%, 7/01/34
7/25 at 100.00 A 385,920
12,310 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group Project,
Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 BBB- 11,840,373
Total Health Care 136,091,495
Housing/Multifamily - 0.1%
1,330 New York State Housing Finance Agency, Multifamily Housing Revenue
Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%,
2/15/39, (AMT)
3/23 at 100.00 Aa1 1,331,131
Total Housing/Multifamily 1,331,131
Industrials - 2.1%
17,020 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 16,386,005
7,550 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34, 144A
11/24 at 100.00 N/R 7,542,827
80 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-
CL2, 3.500%, 9/15/52
3/30 at 100.00 A2 61,454
Total Industrials 23,990,286
Long-Term Care - 0.1%
650 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006,
5.000%, 11/01/31
3/23 at 100.00 A1 654,765
550 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 N/R 470,800
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Special Needs Facilities
Pooled Program, Series 2008A-1:
155 5.800%, 7/01/23, 144A 3/23 at 100.00 N/R 152,825
395 6.100%, 7/01/28, 144A 3/23 at 100.00 N/R 329,082
210 6.200%, 7/01/33, 144A 3/23 at 100.00 N/R 155,394
Total Long-Term Care 1,762,866
Materials - 0.2%
Build New York City Resource Corporation, New York, Solid
Waste Disposal Revenue Bonds, Pratt Paper NY, Inc.
Project, Series 2014:
445 4.500%, 1/01/25, (AMT), 144A No Opt. Call N/R 447,906
2,145 5.000%, 1/01/35, (AMT), 144A 1/25 at 100.00 N/R 2,177,818
Total Materials 2,625,724

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 5.9%
$ 2,070 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2021A, 4.000%, 4/01/44 - AGM Insured
4/31 at 100.00 AA $ 1,933,525
Nassau County, New York, General Obligation Bonds,
General Improvment Series 2016C:
2,000 5.000%, 4/01/39 - BAM Insured 4/26 at 100.00 AA 2,086,840
1,000 5.000%, 4/01/40 - BAM Insured 4/26 at 100.00 AA 1,042,230
35 New York City, New York, General Obligation Bonds, Fiscal 2013 Series
F-1, 5.000%, 3/01/37
3/23 at 100.00 AA 35,035
2,000 New York City, New York, General Obligation Bonds, Fiscal 2014 Series
D-1, 5.000%, 8/01/30
8/23 at 100.00 AA 2,012,820
2,500 New York City, New York, General Obligation Bonds, Fiscal 2015 Series A,
5.000%, 8/01/32
8/24 at 100.00 AA 2,558,150
5,845 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
B-1, 5.000%, 10/01/39
10/27 at 100.00 AA 6,232,348
New York City, New York, General Obligation Bonds, Fiscal
2018 Series E-1:
17,000 5.000%, 3/01/39 3/28 at 100.00 AA 18,076,610
1,050 5.000%, 3/01/40 3/28 at 100.00 AA 1,113,945
5,000 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
B-1, 4.000%, 10/01/40
10/29 at 100.00 AA 4,888,050
New York City, New York, General Obligation Bonds, Fiscal
2021 Series C:
8,800 4.000%, 8/01/37 8/30 at 100.00 AA 8,775,712
5,350 5.000%, 8/01/42 8/30 at 100.00 AA 5,740,175
5,800 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 5.000%, 3/01/50
3/31 at 100.00 AA 6,162,384
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
3,133 4.000%, 7/01/35 7/31 at 103.00 N/R 2,744,195
910 4.000%, 7/01/37 7/31 at 103.00 N/R 778,241
2,770 4.000%, 7/01/41 7/31 at 103.00 N/R 2,288,186
Total Tax Obligation/General 66,468,446
Tax Obligation/Limited - 24.9%
2,000 Dormitory Authority of the State of New York, Master Boces Program,
Lease Revenue Bonds, St Lawrence-Lewis Issue, Series 2020B, 4.000%,
8/15/40 - BAM Insured
8/28 at 100.00 AA 1,930,320
Dormitory Authority of the State of New York, Residential
Insitutions for Children Revenue Bonds, Series 2008-A1:
1,585 5.000%, 6/01/33 3/23 at 100.00 Aa1 1,587,488
1,985 5.000%, 6/01/38 3/23 at 100.00 Aa1 1,988,216
20 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2009C, 5.125%, 10/01/36 - AGC
Insured
3/23 at 100.00 AA 20,034
3,115 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%,
3/15/42
3/24 at 100.00 AA+ 3,150,106
1,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose Series 2015B Group C, 5.000%,
2/15/38
2/25 at 100.00 AA+ 1,022,820
6,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015E, 5.000%, 3/15/30
9/25 at 100.00 AA+ 6,280,680
4,065 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A, 5.000%, 3/15/46
3/32 at 100.00 AA+ 4,375,810
8,865 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/38
2/30 at 100.00 Aa1 8,834,593
10,905 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 AA+ 11,449,596
16,235 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/42
3/28 at 100.00 AA+ 17,197,248
15,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018C, 4.000%, 3/15/45
3/28 at 100.00 AA+ 14,203,800

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 2,765 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018E Group 4, 5.000%, 3/15/45
9/28 at 100.00 AA+ $ 2,936,596
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
2,000 5.000%, 11/15/28 11/25 at 100.00 BB 2,047,580
2,000 5.000%, 11/15/32 11/25 at 100.00 BB 2,044,580
2,170 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Green Fiscal 2022 Series A, 4.000%, 2/15/36
2/32 at 100.00 Aa2 2,215,396
Hudson Yards Infrastructure Corporation, New York,
Revenue Bonds, Second Indenture Fiscal 2017 Series A:
5,710 5.000%, 2/15/39 2/27 at 100.00 Aa2 5,973,288
5,000 5.000%, 2/15/42 2/27 at 100.00 Aa2 5,210,900
5,450 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Series 2022A, 5.000%, 11/15/46
5/32 at 100.00 AA 5,875,536
4,000 Monroe County Industrial Development Agency, New York, School Facility
Revenue Bonds, Rochester Schools Modernization Project, Series 2013,
5.000%, 5/01/28
5/23 at 100.00 AA 4,010,560
3,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/43
7/28 at 100.00 AA 3,168,210
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal 2020 Subseries S-1B:
5,620 4.000%, 7/15/42 7/29 at 100.00 AA 5,386,152
9,335 4.000%, 7/15/43 7/29 at 100.00 AA 8,915,952
8,500 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 AA 8,708,505
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal Series 2016S-1:
1,615 5.000%, 7/15/34 1/26 at 100.00 AA 1,686,496
1,165 5.000%, 7/15/35 1/26 at 100.00 AA 1,213,336
2,480 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series B-1, 5.000%, 11/01/36
5/24 at 100.00 AAA 2,523,499
5,715 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35
2/24 at 100.00 AAA 5,794,953
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2015 Series E-1, 5.000%, 2/01/41
2/25 at 100.00 AAA 5,094,750
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2016 Series A-1, 5.000%, 8/01/36
8/25 at 100.00 AAA 5,161,800
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2016 Series E-1, 5.000%, 2/01/39
2/26 at 100.00 AAA 5,183,350
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/38
8/26 at 100.00 AAA 5,229,900
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series F-1, 5.000%, 5/01/38
5/27 at 100.00 AAA 5,287,900
4,020 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, 4.000%,
11/01/47
11/29 at 100.00 AAA 3,821,452
5,715 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries C-1, 4.000%,
5/01/45
11/30 at 100.00 AAA 5,480,914
850 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries C-1, 4.000%,
2/01/42
2/32 at 100.00 AAA 826,974
5,000 New York City, New York, Educational Construction Fund Revenue Bonds,
Series 2021B, 5.000%, 4/01/52
4/31 at 100.00 AA- 5,256,100
New York State Thruway Authority, State Personal Income
Tax Revenue Bonds, Bidding Group 1 Series 2022A:
9,585 5.000%, 3/15/45 9/32 at 100.00 AA+ 10,395,699
2,040 5.000%, 3/15/48 9/32 at 100.00 AA+ 2,200,854
1,650 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Climate Certified Green Series 2022C, 5.000%, 3/15/53
9/32 at 100.00 AA+ 1,771,754
5,380 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 1, Series 2019A, 4.000%,
3/15/48
9/28 at 100.00 Aa1 5,011,093

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020C:
$ 7,000 5.000%, 3/15/47 9/30 at 100.00 Aa1 $ 7,452,620
3,800 4.000%, 3/15/49 9/30 at 100.00 Aa1 3,531,416
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
1,044 0.000%, 7/01/33 7/28 at 86.06 N/R 623,654
24,603 5.000%, 7/01/58 7/28 at 100.00 N/R 22,826,664
2,000 Suffolk County Judicial Facilities Agency, New York, Lease Revenue Bonds,
H. Lee Dennison Building, Series 2013, 5.000%, 11/01/33
11/23 at 100.00 A 2,016,060
Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding
Series 2016A:
5,750 5.000%, 1/01/29, (AMT) 1/26 at 100.00 Caa1 4,856,450
1,930 5.000%, 1/01/32, (AMT) 1/26 at 100.00 Caa1 1,500,112
1,250 5.000%, 1/01/34, (AMT) 1/26 at 100.00 Caa1 924,938
5,430 5.000%, 1/01/36, (AMT) 1/26 at 100.00 Caa1 3,865,508
2,340 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021B-1, 4.000%, 5/15/56
5/31 at 100.00 AA+ 2,106,164
9,500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 AA+ 8,701,050
10,940 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 AA+ 11,681,513
2,255 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 4.125%, 5/15/52
5/32 at 100.00 AA+ 2,106,373
10,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 4.000%, 5/15/52
11/32 at 100.00 AAA 9,169,900
Total Tax Obligation/Limited 281,837,212
Transportation - 26.4%
1,500 Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System
Revenue Bonds, Series 2017, 5.000%, 1/01/42
1/27 at 100.00 A+ 1,555,455
2,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 5.000%, 11/15/48
5/30 at 100.00 A3 2,016,940
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
3,600 4.750%, 11/15/45 5/30 at 100.00 A3 3,537,864
9,200 5.000%, 11/15/50 5/30 at 100.00 A3 9,260,076
2,000 5.250%, 11/15/55 5/30 at 100.00 A3 2,048,840
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37
11/26 at 100.00 A3 2,535,850
7,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015D-1, 5.000%, 11/15/30
11/25 at 100.00 A3 7,606,800
6,655 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 4.000%, 11/15/42
5/28 at 100.00 A3 5,941,917
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013E, 5.000%, 11/15/32
11/23 at 100.00 A3 2,509,600
5,800 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.000%, 11/15/39
11/24 at 100.00 A3 5,764,562
8,450 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.250%, 11/15/30
11/25 at 100.00 A3 8,623,563
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2016C-1:
2,500 5.000%, 11/15/34 11/26 at 100.00 A3 2,548,650
2,700 5.000%, 11/15/56 11/26 at 100.00 A3 2,679,750
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Bronx Parking Development
Company, LLC Project, Series 2007:
2,800 0.000%, 10/01/37 (4) 3/23 at 100.00 N/R 2,240,000
2,000 2.350%, 10/01/46 (4) 3/23 at 100.00 N/R 1,600,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 9,500 New York City, Industrial Development Agency, Senior Airport Facilities
Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A,
5.000%, 7/01/28, (AMT)
3/23 at 100.00 BBB+ $ 9,502,375
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, Secured by Port Authority
Consolidated Bonds, Refunding Series 1WTC-2021:
1,755 3.000%, 2/15/42 - AGM Insured 2/30 at 100.00 AA 1,403,438
2,695 4.000%, 2/15/43 - BAM Insured 2/30 at 100.00 AA 2,562,137
New York State Thruway Authority, General Revenue Bonds,
Series 2020N:
5,000 4.000%, 1/01/42 1/30 at 100.00 A1 4,801,200
3,000 4.000%, 1/01/43 1/30 at 100.00 A1 2,864,910
New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A:
2,225 5.000%, 1/01/36 1/26 at 100.00 A2 2,301,740
8,515 5.000%, 1/01/46 1/26 at 100.00 A2 8,675,593
New York Transportation Development Corporation, New
York, Facility Revenue Bonds, Thruway Service Areas
Project, Series 2021:
3,720 4.000%, 10/31/46, (AMT) 10/31 at 100.00 BBB- 3,159,359
15,510 4.000%, 4/30/53, (AMT) 10/31 at 100.00 BBB- 12,733,865
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal
B Redevelopment Project, Series 2016A:
4,750 4.000%, 7/01/31, (AMT) 7/24 at 100.00 Baa2 4,659,418
24,965 5.250%, 1/01/50, (AMT) 7/24 at 100.00 Baa2 24,904,085
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
11,545 5.000%, 8/01/26, (AMT) 3/23 at 100.00 B 11,549,964
12,610 5.000%, 8/01/31, (AMT) 3/23 at 100.00 B 12,621,475
1,745 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 B 1,763,288
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020A:
1,280 5.000%, 12/01/37, (AMT) 12/30 at 100.00 Baa1 1,320,896
215 4.000%, 12/01/38, (AMT) 12/30 at 100.00 Baa1 197,011
120 4.000%, 12/01/39, (AMT) 12/30 at 100.00 Baa1 108,595
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020C:
2,490 5.000%, 12/01/34 12/30 at 100.00 Baa1 2,688,677
1,745 5.000%, 12/01/35 12/30 at 100.00 Baa1 1,867,150
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2022:
2,010 5.000%, 12/01/35, (AMT) 12/32 at 100.00 Baa1 2,119,022
10,000 5.000%, 12/01/36, (AMT) 12/32 at 100.00 Baa1 10,443,000
3,000 5.000%, 12/01/38, (AMT) 12/32 at 100.00 Baa1 3,107,370
1,000 5.000%, 12/01/40, (AMT) 12/32 at 100.00 Baa1 1,025,110
New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia
Airport Terminals C&D Redevelopment Project, Series
2018:
1,300 5.000%, 1/01/27, (AMT) No Opt. Call Baa3 1,336,855
10,200 5.000%, 1/01/28, (AMT) No Opt. Call Baa3 10,571,280
10,035 5.000%, 1/01/31, (AMT) 1/28 at 100.00 Baa3 10,363,245
1,300 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.375%, 10/01/45, (AMT)
10/30 at 100.00 Baa3 1,182,532

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Niagara Frontier Transportation Authority, New York, Airport
Revenue Bonds, Buffalo International Airport, Series
2014A:
$ 2,000 5.000%, 4/01/25, (AMT) 4/24 at 100.00 A3 $ 2,021,120
3,775 5.000%, 4/01/26, (AMT) 4/24 at 100.00 A3 3,814,789
3,330 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Forth Series 2014, 5.000%, 9/01/39
9/24 at 100.00 AA- 3,379,284
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Eighty-Ninth Series 2015:
2,520 5.000%, 5/01/40 5/25 at 100.00 AA- 2,565,536
480 5.000%, 5/01/45 5/25 at 100.00 AA- 487,282
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Sixth Series 2014, 5.000%, 10/15/44, (AMT)
10/24 at 100.00 AA- 5,028,300
15,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Eighth Series 2016, 5.250%, 11/15/56
11/26 at 100.00 AA- 15,534,900
2,500 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eighteen Series 2019, 5.000%, 11/01/44, (AMT)
11/29 at 100.00 AA- 2,601,675
4,225 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eleventh Series 2018, 4.000%, 9/01/43
9/28 at 100.00 AA- 4,040,283
10,230 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/47
11/27 at 100.00 AA- 10,772,701
1,200 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty One Series 2022, 5.500%, 8/01/40, (AMT)
8/32 at 100.00 AA- 1,332,504
4,800 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twentieth Series 2019, 4.000%, 11/01/59, (AMT)
11/29 at 100.00 AA- 4,208,112
6,815 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2017B,
5.000%, 11/15/38
5/27 at 100.00 AA- 7,227,171
3,905 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%,
11/15/39
5/24 at 100.00 AA- 3,961,154
12,740 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%,
11/15/37
5/27 at 100.00 AA- 13,534,849
8,825 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 4.000%, 11/15/54
11/30 at 100.00 AA- 8,197,278
Total Transportation 299,010,395
U.S. Guaranteed - 3.3% (5)
Dormitory Authority of the State of New York, Insured
Revenue Bonds, Touro College and University System,
Series 2014A:
2,930 5.500%, 1/01/39, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R 3,020,097
3,065 5.500%, 1/01/44, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R 3,159,249
1,500 Dormitory Authority of the State of New York, Lease Revenue Bonds,
State University Dormitory Facilities, Refunding Series 2013A, 5.000%,
7/01/27, (Pre-refunded 7/01/23)
7/23 at 100.00 Aa3 1,509,225
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
320 5.000%, 7/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 N/R 333,555
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Pratt
Institute, Series 2015A, 5.000%, 7/01/44, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R 5,108,300
5 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose Series 2015B Group B, 5.000%,
2/15/32, (Pre-refunded 2/15/25)
2/25 at 100.00 N/R 5,173
3,520 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013A, 5.000%, 11/15/31, (Pre-refunded 5/15/23)
5/23 at 100.00 A3 3,532,461
1,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013C, 5.000%, 11/15/32, (Pre-refunded 5/15/23)
5/23 at 100.00 A3 1,003,750
3,950 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38, (Pre-
refunded 5/01/23)
5/23 at 100.00 AAA 3,961,613

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
$ 5,375 New York City Trust for Cultural Resources, New York, Revenue Bonds,
Wildlife Conservation Society, Series 2013A, 5.000%, 8/01/33, (Pre-
refunded 8/01/23)
8/23 at 100.00 A+ $ 5,417,893
New York City Trust for Cultural Resources, New York,
Revenue Bonds, Wildlife Conservation Society, Series
2014A:
3,800 5.000%, 8/01/38, (Pre-refunded 8/01/23) 8/23 at 100.00 A+ 3,830,324
5,000 5.000%, 8/01/43, (Pre-refunded 8/01/23) 8/23 at 100.00 A+ 5,039,900
Western Nassau County Water Authority, New York, Water
System Revenue Bonds, Series 2015A:
675 5.000%, 4/01/40, (Pre-refunded 4/01/25) 4/25 at 100.00 A1 700,096
1,050 5.000%, 4/01/45, (Pre-refunded 4/01/25) 4/25 at 100.00 A1 1,089,039
Total U.S. Guaranteed 37,710,675
Utilities - 8.8%
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2000A:
2,000 0.000%, 6/01/24 - AGM Insured No Opt. Call AA 1,916,780
2,000 0.000%, 6/01/25 - AGM Insured No Opt. Call AA 1,853,940
2,980 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 A 3,005,121
2,910 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 A 3,065,540
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2013
Series DD, 5.000%, 6/15/35
6/23 at 100.00 AA+ 10,038,200
7,465 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Adjustable Rate Series BB-1, 5.000%, 6/15/46
6/27 at 100.00 AA+ 7,826,679
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.250%, 6/15/47
12/26 at 100.00 AA+ 5,238,750
9,885 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series CC-1, 4.000%, 6/15/49
12/29 at 100.00 AA+ 9,387,883
1,265 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+ 1,238,448
6,810 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Series 2016A, 5.000%, 6/15/41
6/26 at 100.00 AAA 7,141,579
3,300 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E, 5.000%, 6/15/47
6/27 at 100.00 AAA 3,491,565
6,470 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B, 5.000%, 6/15/43
6/28 at 100.00 AAA 6,910,542
2,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2022A, 5.000%, 6/15/51
6/32 at 100.00 AAA 2,181,160
10,480 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/55
5/30 at 100.00 AA 9,792,722
2,430 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series
2018A, 4.750%, 11/01/42, (AMT), 144A
7/23 at 100.00 B1 2,109,678

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Utility Debt Securitization Authority, New York, Restructuring
Bonds, Refunding Series 2015:
$ 845 5.000%, 12/15/35 12/25 at 100.00 AAA $ 879,696
4,405 5.000%, 12/15/36 12/25 at 100.00 AAA 4,583,490
4,750 5.000%, 12/15/37 12/25 at 100.00 AAA 4,939,905
1,795 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2013TE, 5.000%, 12/15/41
12/23 at 100.00 AAA 1,813,686
Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2017:
8,000 5.000%, 12/15/38 12/27 at 100.00 AAA 8,641,040
3,000 5.000%, 12/15/39 12/27 at 100.00 AAA 3,234,450
Total Utilities 99,290,854
Total Long-Term Investments (cost $1,139,979,308) 1,122,612,507
Other Assets & Liabilities, Net - 1.0% 11,042,846
Net Assets - 100% $ 1,133,655,353
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Statement of Assets and Liabilities
February 28, 2023
See Notes to Financial Statements

California High
Yield California Connecticut Massachusetts New Jersey New York
Assets
Long-term investments, at value
†
$ 1,543,513,579 $ 1,680,980,384 $ 211,764,494 $ 609,236,123 $ 417,071,899 $ 1,122,612,507
Short-term investments, at value
◊
– – 3,000,000 13,000,000 – –
Cash – 115,345 – – 786,208 –
Cash collateral at brokers for investments in futures
contracts
(1)
1,745,250 – – – – –
Receivable for interest 27,659,939 19,473,021 2,172,932 6,357,011 4,478,326 13,719,151
Receivable for investments sold 8,516,550 – – 1,045,000 3,280,000 1,810,000
Receivable for shares sold 1,427,792 4,976,363 211,036 1,281,919 167,520 3,498,237
Other assets 112,664 182,057 70,334 31,575 31,943 194,446
Total assets 1,582,975,774 1,705,727,170 217,218,796 630,951,628 425,815,896 1,141,834,341
Liabilities
Cash overdraft 36,924 – 978,791 737,306 – 3,378,152
Borrowings 52,700,000 1,300,000 – – – –
Floating rate obligations 353,613,000 – 1,570,000 – 7,590,000 –
Payable for dividends 520,100 1,015,272 82,101 170,974 137,482 546,753
Payable for interest 5,093,116 81,710 21,810 5,912 121,375 27,090
Payable for investments purchased - regular
settlement 5,334,507 – – – – –
Payable for investments purchased - when-issued/
delayed-delivery settlement 6,694,537 – – – 981,570 –
Payable for shares redeemed 2,505,244 2,904,669 441,121 1,594,120 759,338 3,165,230
Payable for variation margin on futures contracts 14,828 – – – – –
Accrued expenses:
Custodian fees 131,698 186,186 36,670 68,715 51,625 105,062
Management fees 509,463 631,782 83,718 238,941 161,024 422,991
Trustees fees 75,114 184,151 65,603 27,707 30,862 192,605
Professional fees 28,078 55,255 31,534 36,733 34,330 45,123
Shareholder reporting expenses 28,585 42,900 9,649 21,611 15,426 27,258
Shareholder servicing agent fees 129,089 265,379 19,369 84,398 88,868 158,364
12b-1 distribution and service fees 128,172 143,895 22,733 41,102 42,411 103,894
Other 34,817 9,503 2,451 4,039 6,669 6,466
Total liabilities 427,577,272 6,820,702 3,365,550 3,031,558 10,020,980 8,178,988
Commitments and contingencies
(2)
Net assets $ 1,155,398,502 $ 1,698,906,468 $ 213,853,246 $ 627,920,070 $ 415,794,916 $ 1,133,655,353
†
Long-term investments, cost $ 1,635,598,750 $ 1,739,138,888 $ 226,199,724 $ 639,000,507 $ 440,559,966 $ 1,139,979,308
◊
Short-term investments, cost $ — $ — $ 3,000,000 $ 13,000,000 $ — $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

California High
Yield California Connecticut Massachusetts New Jersey New York
Class A Shares
Net Assets $ 557,164,634 $ 736,628,456 $ 122,308,844 $ 234,023,549 $ 218,230,111 $ 540,517,917
Shares outstanding 70,475,809 73,697,263 13,034,578 25,497,595 21,139,233 55,828,841
Net asset value ("NAV") per share $ 7.91 $ 10.00 $ 9.38 $ 9.18 $ 10.32 $ 9.68
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus
maximum sales charge) $ 8.26 $ 10.44 $ 9.79 $ 9.58 $ 10.77 $ 10.10
Class C Shares
Net Assets $ 40,344,683 $ 37,045,602 $ 4,573,248 $ 6,068,073 $ 10,274,220 $ 24,639,087
Shares outstanding 5,106,547 3,720,384 488,371 666,367 999,855 2,547,948
NAV and offering price per share $ 7.90 $ 9.96 $ 9.36 $ 9.11 $ 10.28 $ 9.67
Class I Shares
Net Assets $ 557,889,185 $ 925,232,410 $ 86,971,154 $ 387,828,448 $ 187,290,585 $ 568,498,349
Shares outstanding 70,615,284 92,485,547 9,250,164 42,237,206 18,074,468 58,691,486
NAV and offering price per share $ 7.90 $ 10.00 $ 9.40 $ 9.18 $ 10.36 $ 9.69
Fund level net assets consist of:
Paid-in capital $ 1,422,004,229 $ 1,913,069,323 $ 241,348,160 $ 690,104,854 $ 442,816,824 $ 1,262,773,431
Total distributable earnings (loss) (266,605,727) (214,162,855) (27,494,914) (62,184,784) (27,021,908) (129,118,078)
Fund level net assets $ 1,155,398,502 $ 1,698,906,468 $ 213,853,246 $ 627,920,070 $ 415,794,916 $ 1,133,655,353
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
(1)
Cash pledged to collateralize the net payment obligations for investments in derivatives.
(2)
As disclosed in Notes to Financial Statements.

Statement of Operations
Year Ended February 28, 2023
See Notes to Financial Statements

California High
Yield California Connecticut Massachusetts New Jersey
Investment Income
Interest $ 71,540,259 $ 77,515,936 $ 7,836,753 $ 18,810,217 $ 15,032,958
Total Investment Income 71,540,259 77,515,936 7,836,753 18,810,217 15,032,958
Expenses
– – – – –
Management fees 6,425,534 9,160,440 1,187,731 2,898,435 2,080,657
12b-1 service fees - Class A Shares 1,189,178 1,688,588 272,639 395,067 425,719
12b-1 distribution and service fees - Class C Shares 470,321 441,723 48,661 72,566 119,654
Shareholder servicing agent fees 386,404 788,792 77,312 285,490 238,787
Interest expense 8,509,280 348,445 39,948 87,267 197,391
Trustees fees 44,358 71,138 8,752 22,131 16,138
Custodian expenses, net 173,795 220,596 42,207 62,673 63,238
Federal and state registration fees 42,587 3,972 6,722 4,936 5,535
Professional fees 328,128 106,726 40,073 49,252 46,774
Shareholder reporting expenses 50,596 74,002 19,231 38,054 30,369
Other 20,478 21,827 6,911 10,013 8,857
Total expenses 17,640,659 12,926,249 1,750,187 3,925,884 3,233,119
Net investment income (loss) 53,899,600 64,589,687 6,086,566 14,884,333 11,799,839
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (155,865,359) (112,059,844) (8,410,205) (20,683,203) (4,095,547)
Net realized gain (loss) from futures contracts 16,061,138 — — — 414,605
Net realized gain (loss) (139,804,221) (112,059,844) (8,410,205) (20,683,203) (3,680,942)
Change in net unrealized appreciation (depreciation) of
investments (144,625,317) (136,851,956) (20,343,263) (44,563,114) (35,540,656)
Change in net unrealized appreciation (depreciation) of futures contracts 1,256,897 — — — 41,111
Change in net unrealized appreciation (depreciation) (143,368,420) (136,851,956) (20,343,263) (44,563,114) (35,499,545)
Net realized and unrealized gain (loss) (283,172,641) (248,911,800) (28,753,468) (65,246,317) (39,180,487)
Net increase (decrease) in net assets from operations $ (229,273,041) $ (184,322,113) $ (22,666,902) $ (50,361,984) $ (27,380,648)

Statement of Operations
(continued)
See Notes to Financial Statements

New York
Investment Income
Interest $ 47,973,130
Total Investment Income 47,973,130
Expenses
–
Management fees 5,584,931
12b-1 service fees - Class A Shares 1,075,187
12b-1 distribution and service fees - Class C Shares 298,674
Shareholder servicing agent fees 507,831
Interest expense 93,695
Trustees fees 44,223
Custodian expenses, net 123,377
Federal and state registration fees 5,012
Professional fees 69,693
Shareholder reporting expenses 48,666
Other 13,790
Total expenses 7,865,079
Net investment income (loss) 40,108,051
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (72,551,004)
Net realized gain (loss) (72,551,004)
Change in net unrealized appreciation (depreciation) of investments (69,974,677)
Change in net unrealized appreciation (depreciation) (69,974,677)
Net realized and unrealized gain (loss) (142,525,681)
Net increase (decrease) in net assets from operations $ (102,417,630)

Statement of Changes in Net Assets
See Notes to Financial Statements

California High Yield California
Year Ended
2/28/23
Year Ended
2/28/22
Year Ended
2/28/23
Year Ended
2/28/22
Operations
Net investment income (loss) $ 53,899,600 $ 57,497,577 $ 64,589,687 $ 58,036,036
Net realized gain (loss) (139,804,221) 10,482,644 (112,059,844) (11,390,263)
Change in net unrealized appreciation (depreciation) (143,368,420) (60,642,679) (136,851,956) (61,549,866)
Net increase (decrease) in net assets from operations (229,273,041) 7,337,542 (184,322,113) (14,904,093)
Distributions to Shareholders
Dividends:
Class A Shares (27,018,250) (28,002,953) (25,353,088) (21,567,674)
Class C Shares (1,747,787) (2,107,343) (959,001) (936,313)
Class C2 Shares
(1)
— (18,236) — (16,190)
Class I Shares (27,506,860) (28,508,451) (34,165,662) (35,057,373)
Decrease in net assets from distributions to shareholders (56,272,897) (58,636,983) (60,477,751) (57,577,550)
Fund Share Transactions
Proceeds from sale of shares 1,108,231,529 637,100,525 1,818,458,016 643,385,826
Proceeds from shares issued to shareholders due to reinvestment of distributions 49,195,525 50,908,959 48,451,888 44,511,861
1,157,427,054 688,009,484 1,866,909,904 687,897,687
Cost of shares redeemed (1,200,890,075) (475,572,761) (2,239,129,227) (670,941,833)
Net increase (decrease) in net assets from Fund share transactions (43,463,021) 212,436,723 (372,219,323) 16,955,854
Net increase (decrease) in net assets (329,008,959) 161,137,282 (617,019,187) (55,525,789)
Net assets at the beginning of period 1,484,407,461 1,323,270,179 2,315,925,655 2,371,451,444
Net assets at the end of period $ 1,155,398,502 $ 1,484,407,461 $ 1,698,906,468 $ 2,315,925,655

See Notes to Financial Statements

Connecticut Massachusetts
Year Ended
2/28/23
Year Ended
2/28/22
Year Ended
2/28/23
Year Ended
2/28/22
Operations
Net investment income (loss) $ 6,086,566 $ 6,424,688 $ 14,884,333 $ 13,867,405
Net realized gain (loss) (8,410,205) (6,519) (20,683,203) (785,513)
Change in net unrealized appreciation (depreciation) (20,343,263) (7,936,702) (44,563,114) (16,131,315)
Net increase (decrease) in net assets from operations (22,666,902) (1,518,533) (50,361,984) (3,049,423)
Distributions to Shareholders
Dividends:
Class A Shares (3,279,022) (3,704,845) (4,332,832) (5,194,971)
Class C Shares (77,632) (91,622) (96,534) (90,996)
Class C2 Shares
(1)
— (4,832) — (1,856)
Class I Shares (2,515,037) (2,801,293) (9,254,748) (8,205,693)
Decrease in net assets from distributions to shareholders (5,871,691) (6,602,592) (13,684,114) (13,493,516)
Fund Share Transactions
Proceeds from sale of shares 53,358,459 57,292,889 554,548,104 212,974,888
Proceeds from shares issued to shareholders due to reinvestment of distributions 4,877,965 5,482,886 11,959,762 12,129,074
58,236,424 62,775,775 566,507,866 225,103,962
Cost of shares redeemed (99,936,740) (42,884,364) (591,620,238) (167,973,397)
Net increase (decrease) in net assets from Fund share transactions (41,700,316) 19,891,411 (25,112,372) 57,130,565
Net increase (decrease) in net assets (70,238,909) 11,770,286 (89,158,470) 40,587,626
Net assets at the beginning of period 284,092,155 272,321,869 717,078,540 676,490,914
Net assets at the end of period $ 213,853,246 $ 284,092,155 $ 627,920,070 $ 717,078,540

See Notes to Financial Statements

New Jersey New York
Year Ended
2/28/23
Year Ended
2/28/22
Year Ended
2/28/23
Year Ended
2/28/22
Operations
Net investment income (loss) $ 11,799,839 $ 10,862,349 $ 40,108,051 $ 33,793,890
Net realized gain (loss) (3,680,942) 121,702 (72,551,004) (3,875,539)
Change in net unrealized appreciation (depreciation) (35,499,545) (14,115,779) (69,974,677) (29,785,485)
Net increase (decrease) in net assets from operations (27,380,648) (3,131,728) (102,417,630) 132,866
Distributions to Shareholders
Dividends:
Class A Shares (5,468,531) (4,842,466) (16,774,425) (13,548,720)
Class C Shares (208,787) (217,789) (671,232) (740,707)
Class C2 Shares
(1)
— (5,603) — (6,127)
Class I Shares (5,451,636) (5,554,488) (19,973,011) (19,785,505)
Decrease in net assets from distributions to shareholders (11,128,954) (10,620,346) (37,418,668) (34,081,059)
Fund Share Transactions
Proceeds from sale of shares 346,156,508 87,366,596 870,935,359 232,452,984
Proceeds from shares issued to shareholders due to reinvestment of distributions 9,565,719 9,239,804 31,345,056 26,951,131
355,722,227 96,606,400 902,280,415 259,404,115
Cost of shares redeemed (336,095,819) (76,964,348) (888,636,395) (197,875,304)
Net increase (decrease) in net assets from Fund share transactions 19,626,408 19,642,052 13,644,020 61,528,811
Net increase (decrease) in net assets (18,883,194) 5,889,978 (126,192,278) 27,580,618
Net assets at the beginning of period 434,678,110 428,788,132 1,259,847,631 1,232,267,013
Net assets at the end of period $ 415,794,916 $ 434,678,110 $ 1,133,655,353 $ 1,259,847,631
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Statement of Cash Flows
Year Ended February 28, 2023
See Notes to Financial Statements

The following table provides a reconciliation of cash and cash collateral at brokers to the Statement of Assets and Liabilities:
California High
Yield
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets from Operations $ (229,273,041)
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (943,361,783)
Proceeds from sale and maturities of investments 1,061,176,667
Amortization (Accretion) of premiums and discounts, net (3,202,443)
(Increase) Decrease in:
Receivable for interest (1,838,722)
Receivable for investments sold (5,619,739)
Other assets (15,786)
Increase (Decrease) in:
Payable for interest 4,560,008
Payable for investments purchased - regular settlement 5,334,507
Payable for investments purchased - when-issued/delayed-delivery settlement 5,180,643
Payable for variation margin on futures contracts (1,332,219)
Accrued custodian fees (78,593)
Accrued management fees (97,144)
Accrued 12b-1 distribution and service fees (36,179)
Accrued Trustees fees 2,537
Accrued professional fees (21,483)
Accrued shareholder reporting expenses 5,866
Accrued shareholder servicing agent fees 17,090
Accrued other expenses (30,381)
Net realized (gain) loss from investments 155,865,359
Net realized (gain) loss from paydowns (173,029)
Change in net unrealized (appreciation) depreciation of investments 144,625,317
Net cash provided by operating activities 191,687,452
Cash Flows from Financing Activities
Proceeds from borrowings 450,104,190
(Repayments) of borrowings (437,604,190)
(Repayments of) floating rate obligations (103,341,000)
Increase (Decrease) in cash overdraft (512,778)
Cash distributions paid to common shareholders (7,217,704)
Proceeds from sales of shares 1,108,379,656
Cost of shares redeemed (1,201,529,727)
Net cash provided by (used in) financing activities (191,721,553)
Net increase (decrease) in cash and cash collateral at brokers (34,101)
Cash and Cash Collateral at Brokers at the beginning of period 1,779,351
Cash and Cash Collateral at Brokers at the end of period $ 1,745,250
Supplemental Disclosure of Cash Flow Information
California High
Yield
Cash paid for interest
$ 3,502,798
Non-cash financing activities not included herein consists of reinvestments of share distributions 49,195,525
California High
Yield
Cash $ —
Cash denominated in foreign currencies —
Cash collateral at brokers for investments in futures contracts 1,745,250
Total cash collateral at brokers $ 1,745,250

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
California High Yield
Class
A
2/28/23 $ 9.89 $ 0.36 $ (1.96) $ (1.60) $ (0.38) $ — $ (0.38) $ 7.91
2/28/22 10.17 0.38 (0.27) 0.11 (0.39) — (0.39) 9.89
2/28/21 10.62 0.40 (0.47) (0.07) (0.38) — (0.38) 10.17
2/29/20 9.51 0.37 1.11 1.48 (0.37) — (0.37) 10.62
2/28/19 9.58 0.38 (0.08) 0.30 (0.37) — (0.37) 9.51
Class
C
2/28/23 9.88 0.30 (1.97) (1.67) (0.31) — (0.31) 7.90
2/28/22 10.16 0.30 (0.27) 0.03 (0.31) — (0.31) 9.88
2/28/21 10.61 0.32 (0.47) (0.15) (0.30) — (0.30) 10.16
2/29/20 9.50 0.29 1.11 1.40 (0.29) — (0.29) 10.61
2/28/19 9.58 0.30 (0.09) 0.21 (0.29) — (0.29) 9.50
Class
I
2/28/23 9.89 0.38 (1.97) (1.59) (0.40) — (0.40) 7.90
2/28/22 10.17 0.40 (0.27) 0.13 (0.41) — (0.41) 9.89
2/28/21 10.61 0.42 (0.46) (0.04) (0.40) — (0.40) 10.17
2/29/20 9.50 0.39 1.11 1.50 (0.39) — (0.39) 10.61
2/28/19 9.57 0.40 (0.09) 0.31 (0.38) — (0.38) 9.50
(a)
Based on average shares outstanding.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Notes to
Financial Statements) divided by the average long-term market value during the period.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(e)
( 16 .24 ) % $ 557,165 1 .51% 0 .81% 4 .37% 59%
0 .97 730,028 0 .97 0 .78 3 .66 13
( 0 .53 ) 635,387 1 .09 0 .80 4 .00 22
15 .84 659,621 1 .21 0 .80 3 .64 2
3 .15 417,134 1 .17 0 .83 3 .99 20
( 16 .95 ) 40,345 2 .31 1 .61 3 .56 59
0 .15 64,538 1 .77 1 .58 2 .86 13
( 1 .33 ) 71,002 1 .89 1 .60 3 .20 22
14 .94 86,897 2 .01 1 .60 2 .85 2
2 .20 66,758 1 .97 1 .63 3 .19 20
( 16 .16 ) 557,889 1 .31 0 .61 4 .53 59
1 .14 689,842 0 .77 0 .58 3 .85 13
( 0 .26 ) 607,992 0 .89 0 .60 4 .19 22
16 .06 695,396 1 .01 0 .60 3 .84 2
3 .35 415,991 0 .96 0 .62 4 .19 20

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
California
Class
A
2/28/23 $ 11.17 $ 0.33 $ (1.19) $ (0.86) $ (0.31) $ — $ (0.31) $ 10.00
2/28/22 11.49 0.26 (0.32) (0.06) (0.26) — (0.26) 11.17
2/28/21 11.81 0.29 (0.33) (0.04) (0.28) — (0.28) 11.49
2/29/20 10.96 0.32 0.87 1.19 (0.34) — (0.34) 11.81
2/28/19 11.02 0.35 (0.05) 0.30 (0.36) — (0.36) 10.96
Class
C
2/28/23 11.13 0.25 (1.19) (0.94) (0.23) — (0.23) 9.96
2/28/22 11.45 0.17 (0.33) (0.16) (0.16) — (0.16) 11.13
2/28/21 11.76 0.20 (0.32) (0.12) (0.19) — (0.19) 11.45
2/29/20 10.92 0.23 0.86 1.09 (0.25) — (0.25) 11.76
2/28/19 10.98 0.26 (0.05) 0.21 (0.27) — (0.27) 10.92
Class
I
2/28/23 11.19 0.35 (1.21) (0.86) (0.33) — (0.33) 10.00
2/28/22 11.51 0.28 (0.32) (0.04) (0.28) — (0.28) 11.19
2/28/21 11.82 0.31 (0.31) — (0.31) — (0.31) 11.51
2/29/20 10.97 0.35 0.86 1.21 (0.36) — (0.36) 11.82
2/28/19 11.03 0.37 (0.05) 0.32 (0.38) — (0.38) 10.97
(a)
Based on average shares outstanding.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Notes to
Financial Statements) divided by the average long-term market value during the period.
(f)
Rounds to less than 0.01%.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(e)
( 7 .69 ) % $ 736,628 0 .76% 0 .74% 3 .23% 87%
( 0 .61 ) 860,807 0 .72 0 .72 2 .22 27
( 0 .29 ) 921,120 0 .73 0 .73 2 .51 25
11 .00 743,072 0 .74 0 .74 2 .84 13
2 .77 506,038 0 .76 0 .75 3 .20 56
( 8 .48 ) 37,046 1 .56 1 .54 2 .42 87
( 1 .42 ) 58,842 1 .52 1 .52 1 .43 27
( 0 .99 ) 70,693 1 .53 1 .53 1 .73 25
10 .06 80,258 1 .54 1 .54 2 .05 13
1 .94 66,305 1 .56 1 .55 2 .40 56
( 7 .64 ) 925,232 0 .56 0 .54 3 .42 87
( 0 .40 ) 1,396,276 0 .52 0 .52 2 .43 27
0 .00 (f) 1,370,713 0 .53 0 .53 2 .72 25
11 .20 1,146,758 0 .54 0 .54 3 .05 13
2 .93 821,588 0 .56 0 .55 3 .40 56

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Connecticut
Class
A
2/28/23 $ 10.44 $ 0.24 $ (1.07) $ (0.83) $ (0.23) $ — $ (0.23) $ 9.38
2/28/22 10.72 0.23 (0.27) (0.04) (0.24) — (0.24) 10.44
2/28/21 10.99 0.28 (0.25) 0.03 (0.30) — (0.30) 10.72
2/29/20 10.39 0.31 0.60 0.91 (0.31) — (0.31) 10.99
2/28/19 10.39 0.33 (0.01) 0.32 (0.32) — (0.32) 10.39
Class
C
2/28/23 10.41 0.16 (1.06) (0.90) (0.15) — (0.15) 9.36
2/28/22 10.69 0.15 (0.28) (0.13) (0.15) — (0.15) 10.41
2/28/21 10.97 0.20 (0.26) (0.06) (0.22) — (0.22) 10.69
2/29/20 10.37 0.22 0.61 0.83 (0.23) — (0.23) 10.97
2/28/19 10.37 0.24 (0.01) 0.23 (0.23) — (0.23) 10.37
Class
I
2/28/23 10.46 0.26 (1.07) (0.81) (0.25) — (0.25) 9.40
2/28/22 10.74 0.25 (0.27) (0.02) (0.26) — (0.26) 10.46
2/28/21 11.02 0.30 (0.25) 0.05 (0.33) — (0.33) 10.74
2/29/20 10.42 0.33 0.61 0.94 (0.34) — (0.34) 11.02
2/28/19 10.42 0.35 (0.01) 0.34 (0.34) — (0.34) 10.42
(a)
Based on average shares outstanding.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Notes to
Financial Statements) divided by the average long-term market value during the period.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 7 .94 ) % $ 122,309 0 .81% 0 .79% 2 .51% 16%
( 0 .43 ) 158,274 0 .78 0 .78 2 .16 17
0 .34 160,706 0 .80 0 .79 2 .63 9
8 .90 159,680 0 .81 0 .80 2 .87 11
3 .09 138,188 0 .80 0 .80 3 .15 7
( 8 .63 ) 4,573 1 .61 1 .59 1 .72 16
( 1 .25 ) 5,790 1 .58 1 .58 1 .36 17
( 0 .54 ) 7,002 1 .60 1 .59 1 .83 9
8 .07 6,529 1 .60 1 .59 2 .05 11
2 .26 4,914 1 .60 1 .60 2 .34 7
( 7 .72 ) 86,971 0 .61 0 .59 2 .69 16
( 0 .21 ) 120,028 0 .58 0 .58 2 .35 17
0 .47 102,331 0 .60 0 .59 2 .83 9
9 .12 90,739 0 .60 0 .59 3 .06 11
3 .32 65,660 0 .60 0 .60 3 .34 7

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Massachusetts
Class
A
2/28/23 $ 10.20 $ 0.22 $ (1.03) $ (0.81) $ (0.21) $ — $ (0.21) $ 9.18
2/28/22 10.41 0.19 (0.22) (0.03) (0.18) — (0.18) 10.20
2/28/21 10.66 0.23 (0.25) (0.02) (0.23) — (0.23) 10.41
2/29/20 9.93 0.25 0.75 1.00 (0.27) — (0.27) 10.66
2/28/19 9.96 0.28 (0.02) 0.26 (0.29) — (0.29) 9.93
Class
C
2/28/23 10.12 0.15 (1.03) (0.88) (0.13) — (0.13) 9.11
2/28/22 10.32 0.10 (0.20) (0.10) (0.10) — (0.10) 10.12
2/28/21 10.58 0.14 (0.25) (0.11) (0.15) — (0.15) 10.32
2/29/20 9.85 0.17 0.75 0.92 (0.19) — (0.19) 10.58
2/28/19 9.88 0.20 (0.03) 0.17 (0.20) — (0.20) 9.85
Class
I
2/28/23 10.20 0.24 (1.04) (0.80) (0.22) — (0.22) 9.18
2/28/22 10.41 0.21 (0.22) (0.01) (0.20) — (0.20) 10.20
2/28/21 10.66 0.25 (0.25) — (0.25) — (0.25) 10.41
2/29/20 9.92 0.27 0.76 1.03 (0.29) — (0.29) 10.66
2/28/19 9.95 0.30 (0.02) 0.28 (0.31) — (0.31) 9.92
(a)
Based on average shares outstanding.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Notes to
Financial Statements) divided by the average long-term market value during the period.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(e)
( 7 .99 ) % $ 234,024 0 .78% 0 .77% 2 .39% 35%
( 0 .30 ) 260,770 0 .77 0 .77 1 .76 13
( 0 .11 ) 280,258 0 .78 0 .78 2 .18 11
10 .19 206,362 0 .79 0 .79 2 .45 7
2 .64 149,468 0 .80 0 .80 2 .86 24
( 8 .74 ) 6,068 1 .58 1 .57 1 .57 35
( 1 .00 ) 9,182 1 .57 1 .57 0 .97 13
( 1 .02 ) 9,569 1 .58 1 .58 1 .39 11
9 .38 8,538 1 .59 1 .59 1 .65 7
1 .79 6,792 1 .60 1 .60 2 .07 24
( 7 .82 ) 387,828 0 .58 0 .57 2 .58 35
( 0 .13 ) 447,127 0 .57 0 .57 1 .97 13
0 .06 384,795 0 .58 0 .58 2 .39 11
10 .50 346,995 0 .59 0 .59 2 .65 7
2 .83 227,690 0 .60 0 .60 3 .08 24

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
New Jersey
Class
A
2/28/23 $ 11.32 $ 0.29 $ (1.02) $ (0.73) $ (0.27) $ — $ (0.27) $ 10.32
2/28/22 11.67 0.28 (0.36) (0.08) (0.27) — (0.27) 11.32
2/28/21 11.99 0.30 (0.32) (0.02) (0.30) — (0.30) 11.67
2/29/20 11.20 0.32 0.81 1.13 (0.34) — (0.34) 11.99
2/28/19 11.20 0.35 0.08 0.43 (0.35) (0.08) (0.43) 11.20
Class
C
2/28/23 11.27 0.20 (1.01) (0.81) (0.18) — (0.18) 10.28
2/28/22 11.62 0.18 (0.35) (0.17) (0.18) — (0.18) 11.27
2/28/21 11.93 0.20 (0.30) (0.10) (0.21) — (0.21) 11.62
2/29/20 11.14 0.23 0.81 1.04 (0.25) — (0.25) 11.93
2/28/19 11.15 0.26 0.07 0.33 (0.26) (0.08) (0.34) 11.14
Class
I
2/28/23 11.37 0.31 (1.03) (0.72) (0.29) — (0.29) 10.36
2/28/22 11.71 0.30 (0.34) (0.04) (0.30) — (0.30) 11.37
2/28/21 12.03 0.32 (0.31) 0.01 (0.33) — (0.33) 11.71
2/29/20 11.24 0.35 0.80 1.15 (0.36) — (0.36) 12.03
2/28/19 11.24 0.37 0.08 0.45 (0.37) (0.08) (0.45) 11.24
(a)
Based on average shares outstanding.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Notes to
Financial Statements) divided by the average long-term market value during the period.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 6 .45 ) % $ 218,230 0 .84% 0 .79% 2 .73% 24%
( 0 .73 ) 201,268 0 .78 0 .77 2 .36 10
( 0 .09 ) 203,304 0 .81 0 .79 2 .56 14
10 .22 213,869 0 .83 0 .79 2 .78 13
3 .92 173,965 0 .82 0 .81 3 .13 22
( 7 .16 ) 10,274 1 .64 1 .59 1 .92 24
( 1 .55 ) 13,918 1 .58 1 .57 1 .55 10
( 0 .81 ) 14,867 1 .61 1 .59 1 .76 14
9 .39 17,094 1 .63 1 .59 1 .98 13
3 .01 14,536 1 .62 1 .61 2 .34 22
( 6 .31 ) 187,291 0 .64 0 .59 2 .92 24
( 0 .44 ) 219,492 0 .58 0 .57 2 .56 10
0 .12 206,403 0 .61 0 .59 2 .76 14
10 .41 197,104 0 .63 0 .59 2 .97 13
4 .12 122,168 0 .62 0 .61 3 .33 22

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
New York
Class
A
2/28/23 $ 10.89 $ 0.33 $ (1.23) $ (0.90) $ (0.31) $ — $ (0.31) $ 9.68
2/28/22 11.16 0.28 (0.26) 0.02 (0.29) — (0.29) 10.89
2/28/21 11.54 0.31 (0.38) (0.07) (0.31) — (0.31) 11.16
2/29/20 10.80 0.32 0.75 1.07 (0.33) — (0.33) 11.54
2/28/19 10.79 0.35 (0.01) 0.34 (0.33) — (0.33) 10.80
Class
C
2/28/23 10.87 0.25 (1.22) (0.97) (0.23) — (0.23) 9.67
2/28/22 11.15 0.19 (0.27) (0.08) (0.20) — (0.20) 10.87
2/28/21 11.52 0.22 (0.37) (0.15) (0.22) — (0.22) 11.15
2/29/20 10.78 0.23 0.75 0.98 (0.24) — (0.24) 11.52
2/28/19 10.78 0.26 (0.01) 0.25 (0.25) — (0.25) 10.78
Class
I
2/28/23 10.89 0.35 (1.22) (0.87) (0.33) — (0.33) 9.69
2/28/22 11.17 0.31 (0.28) 0.03 (0.31) — (0.31) 10.89
2/28/21 11.55 0.34 (0.38) (0.04) (0.34) — (0.34) 11.17
2/29/20 10.81 0.34 0.75 1.09 (0.35) — (0.35) 11.55
2/28/19 10.80 0.37 — (f) 0.37 (0.36) — (0.36) 10.81
(a)
Based on average shares outstanding.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Notes to
Financial Statements) divided by the average long-term market value during the period.
(f)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(e)
( 8 .28 ) % $ 540,518 0 .76% 0 .75% 3 .36% 86%
0 .09 509,874 0 .73 0 .73 2 .51 12
( 0 .52 ) 516,697 0 .76 0 .75 2 .83 31
10 .03 534,311 0 .76 0 .75 2 .85 7
3 .25 432,791 0 .78 0 .77 3 .25 37
( 8 .96 ) 24,639 1 .56 1 .55 2 .51 86
( 0 .80 ) 40,015 1 .53 1 .53 1 .71 12
( 1 .24 ) 43,211 1 .56 1 .55 2 .04 31
9 .19 50,740 1 .56 1 .55 2 .04 7
2 .32 37,515 1 .58 1 .57 2 .45 37
( 7 .99 ) 568,498 0 .56 0 .55 3 .53 86
0 .21 709,958 0 .53 0 .53 2 .71 12
( 0 .31 ) 666,168 0 .56 0 .55 3 .03 31
10 .26 661,362 0 .56 0 .55 3 .04 7
3 .47 447,980 0 .58 0 .57 3 .45 37

Notes to Financial Statements

1. General Information
Trust and Fund Information
The Nuveen Multistate Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of
1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen California High Yield Municipal Bond Fund (“California High Yield”), Nuveen
California Municipal Bond Fund (“California”), Nuveen Connecticut Municipal Bond Fund (“Connecticut”), Nuveen Massachusetts Municipal Bond
Fund (“Massachusetts”), Nuveen New Jersey Municipal Bond Fund (“New Jersey”), and Nuveen New York Municipal Bond Fund (“New York”) (each a “Fund” and collectively the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on July 1,
1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period
The end of the reporting period for the Funds is February 28, 2023, and the period covered by these Notes to Financial Statements is the fiscal year ended February 28, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Soft Closure
After the close of business on September 30, 2021 (the “Closing Date”), Nuveen California High Yield Municipal Bond Fund (the “Fund”) suspended offering its shares to new investors (commonly referred to as a “soft closure”). Investors in the Fund as of the Closing Date could continue to purchase Fund shares, including through the reinvestment of dividends and capital gains distributions. Shares of the Fund also remained available to clients investing through mutual fund wrap and fee-based advisory programs that utilized the Fund as of the Closing Date and the Fund continued to offer its shares to affiliated fund of funds and model portfolios.
Effective June 1, 2022, the Fund resumed the sale of its shares to new investors and all restrictions associated with the Fund’s soft closure were rescinded.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value ("NAV") for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the
“Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Notes to Financial Statements
(continued)
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind
(“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association,
Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each
Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’
Portfolio of Investments or Statements of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
Fund
Gross
Custodian Fee
Credits
California High Yield
$ 17,735
California
12,798
Connecticut
3,786
Massachusetts
28,326
New Jersey
2,635
New York
4,887

New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
("ASU 2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.

Notes to Financial Statements
(continued)
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives.
California High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 1,541,727,152 $ 283,348** $ 1,542,010,500
Common Stocks 1,503,079 – – 1,503,079
Investments in Derivatives:
Futures Contracts*** 323,835 – – 323,835
Total $ 1,826,914 $ 1,541,727,152 $ 283,348 $ 1,543,837,414
1
California
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 1,680,868,208 $ 112,176** $ 1,680,980,384
Total $ – $ 1,680,868,208 $ 112,176 $ 1,680,980,384
1
Connecticut
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 211,764,494 $ – $ 211,764,494
Short-Term Investments:
Municipal Bonds – 3,000,000 – 3,000,000
Total $ – $ 214,764,494 $ – $ 214,764,494
1
Massachusetts
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 609,236,123 $ – $ 609,236,123
Short-Term Investments:
Municipal Bonds – 13,000,000 – 13,000,000
Total $ – $ 622,236,123 $ – $ 622,236,123
1
New Jersey
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 417,071,899 $ – $ 417,071,899
Total $ – $ 417,071,899 $ – $ 417,071,899
1
New York
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 1,122,612,507 $ – $ 1,122,612,507
Total $ – $ 1,122,612,507 $ – $ 1,122,612,507
1
* Refer to the Fund's Portfolio of Investments for industry classifications.
** Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
*** Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.

4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond
(referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the
“TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the
TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the
Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value.
The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

Notes to Financial Statements
(continued)
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
California High Yield
$ 353,613,000 $ 50,775,000 $ 404,388,000
California
— — —
Connecticut
1,570,000 — 1,570,000
Massachusetts
— — —
New Jersey
7,590,000 — 7,590,000
New York
— — —
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
California High Yield
$ 374,935,956 2.02%
California
— —
Connecticut
1,570,000 2.07
Massachusetts
— —
New Jersey
7,590,000 2.07
New York
— —

Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Securities Lending
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’
custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, none of the Funds had outstanding loaned securities.
Investment Transactions
Long-term purchases and sales (including maturities but excluding derivative transactions, where applicable) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
California High Yield
$ 353,613,000 $ 50,775,000 $ 404,388,000
California
— — —
Connecticut
1,570,000 — 1,570,000
Massachusetts
— — —
New Jersey
7,590,000 — 7,590,000
New York
— — —
Fund
Purchases
Sales and
Maturities
California High Yield
$ 943,361,783 $ 1,061,176,667
California
1,691,082,344 2,063,991,254
Connecticut
38,824,331 77,036,049
Massachusetts
203,949,575 226,657,320
New Jersey
121,518,202 101,420,751
New York
1,009,461,072 992,344,910

Notes to Financial Statements
(continued)
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although each Fund is authorized to invest in derivative instruments and may do so in the future, they did not make any such investments during the current fiscal period.
Futures Contracts
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities.
Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days
“mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for
“Variation margin on futures contracts” on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-
market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current fiscal period, California High Yield and New Jersey used U.S. Treasury futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
The following table presents the fair value of all futures contracts held by the Funds as of the end of the reporting period, the location of these instruments of the Statement of Assets and Liabilities and the primary underlying risk exposure.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Fund
Average Notional Amount of
Futures Contracts Outstanding*
California High Yield $142,098,691
New Jersey $ 1,419,518
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Location on the Statement of Assets and Liabilities
Underlying Derivative Asset Derivatives (Liability) Derivatives
Risk Exposure Instrument Location Value Location Value
California High Yield
Interest rate Futures contracts
Receivable for variation
margin on futures
contracts* $323,835 - -
* Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the asset and/or liability derivatives location as described in the table above.
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized
Gain (Loss) from
Futures Contracts
Change in Net Unrealized
Appreciation (Depreciation) of
Futures Contracts
California High Yield Interest rate Future contracts $16,061,138 $1,256,897
New Jersey Interest rate Future contracts 414,605 41,111

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
2/28/23
Year Ended
2/28/22
California High Yield Shares Amount Shares Amount
Shares sold:
Class A 43,792,659 $355,770,540 26,449,587 $276,579,887
Class A - automatic conversion of Class C2 Shares
(1)
— — 17,291 177,753
Class C 1,044,962 8,470,217 908,078 9,475,810
Class I 89,554,361 743,990,772 33,750,325 350,867,075
Shares issued to shareholders due to reinvestment of distributions:
Class A 2,915,503 24,000,437 2,408,250 24,979,637
Class C 196,139 1,616,144 184,194 1,910,060
Class C2
(1)
— — 1,670 17,251
Class I 2,866,583 23,578,944 2,314,890 24,002,011
140,370,207 1,157,427,054 66,034,285 688,009,484
Shares redeemed:
Class A (50,045,392) (416,038,154) (17,529,564) (182,186,532)
Class C (2,664,060) (22,289,977) (1,547,921) (16,067,920)
Class C2
(1)
— — (859,723) (8,815,028)
Class C2 - automatic conversion to Class A Shares
(1)
— — (17,291) (177,753)
Class I (91,572,101) (762,561,944) (26,102,307) (268,325,528)
(144,281,553) (1,200,890,075) (46,056,806) (475,572,761)
Net increase (decrease) (3,911,346) $(43,463,021) 19,977,479 $212,436,723
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(continued)
Year Ended
2/28/23
Year Ended
2/28/22
California Shares Amount Shares Amount
Shares sold:
Class A 110,583,741 $1,129,342,524 25,579,428 $296,215,636
Class A - automatic conversion of Class C2 Shares
(1)
— — 43,517 508,429
Class C 595,492 5,986,550 378,468 4,386,579
Class C2
(1)
— — — 1
Class I 67,224,192 683,128,942 29,427,092 342,275,181
Shares issued to shareholders due to reinvestment of distributions:
Class A 2,230,397 22,610,533 1,643,892 19,051,576
Class C 90,836 916,744 76,128 878,962
Class C2
(1)
— — 1,341 15,559
Class I 2,455,984 24,924,611 2,117,688 24,565,764
183,180,642 1,866,909,904 59,267,554 687,897,687
Shares redeemed:
Class A (116,167,133) (1,176,028,689) (30,351,457) (348,242,547)
Class C (2,253,993) (22,924,034) (1,341,956) (15,511,060)
Class C2
(1)
— — (735,687) (8,512,592)
Class C2 - automatic conversion to Class A Shares
(1)
— — (43,627) (508,429)
Class I (102,029,210) (1,040,176,504) (25,813,815) (298,167,205)
(220,450,336) (2,239,129,227) (58,286,542) (670,941,833)
Net increase (decrease) (37,269,694) $(372,219,323) 981,012 $16,955,854
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
2/28/23
Year Ended
2/28/22
Connecticut Shares Amount Shares Amount
Shares sold:
Class A 1,056,199 $10,185,165 2,084,955 $22,588,863
Class A - automatic conversion of Class C Shares 2,740 26,364 — —
Class A - automatic conversion of Class C2 Shares
(1)
— — 29,628 318,798
Class C 121,855 1,143,975 74,029 802,476
Class I 4,387,541 42,002,955 3,098,084 33,582,752
Shares issued to shareholders due to reinvestment of distributions:
Class A 274,634 2,611,831 275,068 2,966,481
Class C 6,543 61,998 6,895 74,223
Class C2
(1)
— — 348 3,755
Class I 231,161 2,204,136 225,686 2,438,427
6,080,673 58,236,424 5,794,693 62,775,775
Shares redeemed:
Class A (3,464,857) (32,956,572) (2,218,225) (23,871,438)
Class C (193,305) (1,861,543) (179,777) (1,938,394)
Class C - automatic conversion to Class A Shares (2,746) (26,364) — —
Class C2
(1)
— — (183,807) (1,983,397)
Class C2 - automatic conversion to Class A Shares
(1)
— — (29,654) (318,798)
Class I (6,843,782) (65,092,261) (1,373,107) (14,772,337)
(10,504,690) (99,936,740) (3,984,570) (42,884,364)
Net increase (decrease) (4,424,017) $(41,700,316) 1,810,123 $19,891,411
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Year Ended
2/28/23
Year Ended
2/28/22
Massachusetts Shares Amount Shares Amount
Shares sold:
Class A 27,267,424 $252,560,486 7,343,514 $77,126,696
Class A - automatic conversion of Class C Shares 1,434 13,126 42 435
Class A - automatic conversion of Class C2 Shares
(1)
— — 3,615 37,857
Class C 161,387 1,497,266 115,049 1,202,493
Class I 32,295,411 300,477,226 12,770,549 134,607,407
Shares issued to shareholders due to reinvestment of distributions:
Class A 418,615 3,891,417 458,460 4,823,252
Class C 8,840 81,503 7,267 75,809
Class C2
(1)
— — 172 1,799
Class I 859,245 7,986,842 687,391 7,228,214
61,012,356 566,507,866 21,386,059 225,103,962
Shares redeemed:
Class A (27,758,369) (263,323,335) (9,161,978) (95,609,282)
Class C (410,105) (3,787,997) (141,432) (1,474,751)
Class C - automatic conversion to Class A Shares (1,446) (13,126) (43) (435)
Class C2
(1)
— — (177,274) (1,845,559)
Class C2 - automatic conversion to Class A Shares
(1)
— — (3,636) (37,857)
Class I (34,741,382) (324,495,780) (6,598,478) (69,005,513)
(62,911,302) (591,620,238) (16,082,841) (167,973,397)
Net increase (decrease) (1,898,946) $(25,112,372) 5,303,218 $57,130,565
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
2/28/23
Year Ended
2/28/22
New Jersey Shares Amount Shares Amount
Shares sold:
Class A 22,901,747 $236,028,204 2,701,639 $31,790,602
Class A - automatic conversion of Class C Shares 15,086 159,910 — —
Class A - automatic conversion of Class C2 Shares
(1)
— — 21,218 249,101
Class C 232,455 2,424,231 188,828 2,209,000
Class I 10,290,709 107,544,163 4,494,304 53,117,893
Shares issued to shareholders due to reinvestment of distributions:
Class A 474,903 4,932,986 369,466 4,337,456
Class C 17,967 186,171 16,674 194,837
Class C2
(1)
— — 413 4,851
Class I 425,621 4,446,562 399,111 4,702,660
34,358,488 355,722,227 8,191,653 96,606,400
Shares redeemed:
Class A (20,026,284) (205,644,784) (2,737,773) (32,098,562)
Class C (470,337) (4,865,463) (250,545) (2,937,936)
Class C - automatic conversion to Class A Shares (15,150) (159,910) — —
Class C2
(1)
— — (341,482) (3,994,290)
Class C2 - automatic conversion to Class A Shares
(1)
— — (21,291) (249,101)
Class I (11,952,749) (125,425,662) (3,201,997) (37,684,459)
(32,464,520) (336,095,819) (6,553,088) (76,964,348)
Net increase (decrease) 1,893,968 $19,626,408 1,638,565 $19,642,052
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(continued)
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to paydowns and taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes  were as follows:
Year Ended
2/28/23
Year Ended
2/28/22
New York Shares Amount Shares Amount
Shares sold:
Class A 61,965,731 $603,826,571 6,515,721 $73,597,494
Class A - automatic conversion of Class C Shares 11,257 111,813 — —
Class A - automatic conversion of Class C2 Shares
(1)
— — 40,276 451,904
Class C 286,510 2,826,308 347,369 3,925,724
Class C2
(1)
— — 27 303
Class I 26,688,581 264,170,667 13,676,715 154,477,559
Shares issued to shareholders due to reinvestment of distributions:
Class A 1,475,124 14,473,793 974,412 10,977,777
Class C 57,400 563,753 53,735 604,798
Class C2
(1)
— — 483 5,426
Class I 1,658,072 16,307,510 1,362,764 15,363,130
92,142,675 902,280,415 22,971,502 259,404,115
Shares redeemed:
Class A (54,454,802) (529,353,771) (6,978,998) (78,332,161)
Class C (1,465,085) (14,515,675) (596,176) (6,730,222)
Class C - automatic conversion to Class A Shares (11,268) (111,813) — —
Class C2
(1)
— — (515,181) (5,768,382)
Class C2 - automatic conversion to Class A Shares
(1)
— — (40,312) (451,904)
Class I (34,823,873) (344,655,136) (9,495,142) (106,592,635)
(90,755,028) (888,636,395) (17,625,809) (197,875,304)
Net increase (decrease) 1,387,647 $13,644,020 5,345,693 $61,528,811
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
California High Yield
$ 1,286,583,248 $ 19,426,588 $ (116,106,930) $ (96,680,342)
California
1,738,780,624 20,540,379 (78,340,619) (57,800,240)
Connecticut
227,622,607 592,561 (15,020,671) (14,428,110)
Massachusetts
652,189,261 2,521,620 (32,474,758) (29,953,138)
New Jersey
432,711,305 5,108,208 (28,337,573) (23,229,365)
New York
1,140,507,550 11,911,154 (29,806,197) (17,895,043)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
California High
Yield
$ 70,703 $ 234,934 $ — $ (96,680,342) $ (165,915,759) $ — $ (4,315,263) $ (266,605,727)
California
8,815,421 25,959 — (57,800,240) (160,081,541) — (5,122,454) (214,162,855)
Connecticut
506,256 — — (14,428,110) (13,073,443) — (499,617) (27,494,914)
Massachusetts
2,244,649 — — (29,953,138) (33,012,092) — (1,464,203) (62,184,784)
New Jersey
1,343,081 — — (23,229,366) (4,138,852) — (996,771) (27,021,908)
New York
4,615,415 166,423 — (17,895,043) (112,537,886) — (3,466,987) (129,118,078)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period February 1, 2023 through February 28,
2023 and paid on March 1, 2023.
2/28/23 2/28/22
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
California High Yield
$ 55,393,794 $ 879,103 $ — $ 57,810,486 $ 826,497 $ —
California
60,465,133 12,618 — 57,328,524 249,026 —
Connecticut
5,871,691 — — 6,596,258 6,334 —
Massachusetts
13,656,100 28,014 — 13,487,121 6,395 —
New Jersey
11,128,681 273 — 10,620,089 257 —
New York
37,226,174 192,494 — 34,017,586 63,473 —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund
Short-Term Long-Term Total
California High Yield
$ 79,484,521 $ 86,431,238 $ 165,915,759
California
105,598,090 54,483,451 160,081,541
Connecticut
7,004,143 6,069,300 13,073,443
Massachusetts
14,426,602 18,585,490 33,012,092
New Jersey
720,810 3,418,042 4,138,852
New York
74,971,766 37,566,120 112,537,886

Notes to Financial Statements
(continued)
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of February 28, 2023, the complex-level fee rate for each Fund was as follows:
Average Daily Net Assets
California
High Yield California Connecticut Massachusetts New Jersey New York
For the first $125 million 0.4000% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3875 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3750 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3625 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3500 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion - 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $8 billion 0.3250 - - - - -
For the next $5 billion 0.3150 0.2500 0.2500 0.2500 0.2500 0.2500
For the next $5 billion 0.3000 - - - - -
For net assets over $10 billion - 0.2375 0.2375 0.2375 0.2375 0.2375
For net assets over $20 billion 0.2875 - - - - -
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
California High Yield
0 .1588%
California
0 .1609%
Connecticut
0 .1588%
Massachusetts
0 .1588%
New Jersey
0 .1588%
New York
0 .1588%

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
California High Yield N/A N/A 1.00%
California N/A N/A 0.75%
Massachusetts N/A N/A 0.75%
New York N/A N/A 0.75%
N/A - Not Applicable.
Fund
Purchases Sales
Realized
Gain (Loss)
California High Yield
$ 39,014,588 $ 19,853,763 $ (4,342,910)
California
42,634,924 41,948,567 (4,252,713)
Connecticut
1,021,220 — —
Massachusetts
14,565,069 16,485,679 (2,377,164)
New Jersey
— — —
New York
21,411,400 21,395,800 (817,044)
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
California High Yield
$ 939,469 $ 927,853
California
753,624 745,058
Connecticut
60,084 57,570
Massachusetts
121,286 119,770
New Jersey
88,345 86,256
New York
228,236 224,108

Notes to Financial Statements
(continued)
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
Fund
Commission
Advances
(Unaudited)
California High Yield
$ 889,270
California
711,550
Connecticut
41,665
Massachusetts
117,260
New Jersey
77,965
New York
205,646
Fund
12b-1 Fees
Retained
(Unaudited)
California High Yield
$ 57,591
California
25,036
Connecticut
2,218
Massachusetts
8,979
New Jersey
13,888
New York
30,459
Fund
CDSC
Retained
(Unaudited)
California High Yield
$ 218,803
California
69,810
Connecticut
20,030
Massachusetts
4,660
New Jersey
18,016
New York
59,711

9. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
California High Yield
$ 115,904,190
California
70,700,000
Connecticut
5,905,353
Massachusetts
73,700,000
New Jersey
17,155,869
New York
28,900,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
California High Yield
177 $ 26,453,202 3.61%
California
179 20,757,925 3.56
Connecticut
4 5,905,353 5.53
Massachusetts
42 27,692,806 2.63
New Jersey
33 7,376,469 5.53
New York
69 10,287,601 3.89

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
California High Yield $ —
California —
Connecticut —
Massachusetts —
New Jersey —
New York —

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective
Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond
(TOB) trust sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Lipper California Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper California Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Massachusetts Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Massachusetts Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper New Jersey Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper New Jersey Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper New York Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper New York Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Other States Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Classification represents the overall average of returns for funds from ten states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
S&P Municipal Bond California Index:
A index designed to measure the performance of the tax-exempt California municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Connecticut Index:
An index designed to measure the performance of the tax-exempt
Connecticut municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Massachusetts Index:
An index designed to measure the performance of the tax-exempt
Massachusetts municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond New Jersey Index:
An index designed to measure the performance of the tax-exempt New
Jersey municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond New York Index:
An index designed to measure the performance of the tax-exempt New York municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Yield Index:
An index that is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“lliquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, California High Yield Municipal
Bond Fund determined that it would hold a minimum of 25% of its assets in highly liquid investments, and it maintained at least that amount during the Review Period. All of the other Funds in this Report primarily held highly liquid investments and therefore were exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)

At a meeting held on May 23-25, 2022 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the
Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such
Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board
Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.” The Board has established various standing committees composed of various Independent Board Members that are assigned specific responsibilities to enhance the effectiveness of the Board’s oversight and decision making. Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds;
management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The Board further meets, among other things, to specifically consider the annual renewal of the advisory agreements for the Nuveen funds.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by
Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2021 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and/or the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued in 2021 and 2022 for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements.
Accordingly, on April 13-14, 2022 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the
Sub-Adviser in providing services to the Funds.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly considered the
Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board further recognized the range of services the various teams of the Adviser provided including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process; and
managing distributions in seeking to deliver long-term fund earnings to shareholders consistent with the respective Nuveen fund’s product design and positioning. The Board also considered the structure of investment personnel compensation of each Fund Adviser and whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
The Board further recognized that the Adviser’s compliance and regulatory functions were integral to the investment management of the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.
In addition to the above functions, the Board considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers).
The Board also considered the quality of support services and communications the Adviser provided the Board, including, in part, organizing and administrating Board meetings and supporting Board committees; preparing regular and ad hoc reports on fund performance, market conditions and investment team matters; providing due diligence reports addressing product development and management proposals; and coordinating site visits of the Board and presentations by investment teams and senior management.
In addition to the services provided, the Board considered the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. Further, the Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2021 and
2022 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
Centralization of Functions – ongoing initiatives to centralize investment leadership and create a more cohesive market approach and centralized shared support model (including through the consolidation of certain affiliated sub-advisers) in seeking to operate more effectively and enhance the research capabilities and services to the Nuveen funds;

Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations;
launching new funds; reviewing and updating investment policies and benchmarks; soft closing certain funds; modifying the conversion periods on certain share classes; and evaluating and adjusting portfolio management teams as appropriate for various funds;
Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds;
Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
Compliance Program Initiatives – continuing efforts to mitigate compliance risk with a focus on environmental, social and governance
(“ESG”) controls and processes, increase operating efficiencies, implement enhancements to strengthen ongoing execution of key compliance program elements, support international business growth and facilitate integration of Nuveen’s operating model;
Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment team matters; product developments; changes to mandates, policies and benchmarks; and other management proposals as well as preparing and coordinating investment presentations to the Board;
Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting ongoing calculations and monitoring of risk measures across the Nuveen funds, instituting investment risk controls, providing risk reporting throughout Nuveen, participating in internal oversight committees, dedicating the resources and time to develop the processes necessary to help address fund compliance with the new derivatives rule and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintain the valuation policies and procedures, facilitate valuation committee meetings, manage relationships with pricing vendors, prepare relevant valuation reports and design methods to simplify and enhance valuation workflow within the organization and implement processes and procedures to help address compliance with the new valuation rule applicable to the funds;
Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program that seeks to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
Distribution Management Services – continuing to manage the distributions among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered the broader perspective of performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2021 and March 31, 2022. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and
any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.
In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2019, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the
Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s); differences in the composition of the Performance Peer
Group over time; and differences in the types and/or levels of any leverage and related costs with that of the Performance Peer Group would all necessarily contribute to differences in performance results and limit the value of the comparative information. Further, the Board recognized the inherent limitations in comparing the performance of an actively managed fund to a benchmark index due to the fund’s pursuit of an investment strategy that does not directly follow the index. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board had recognized the recent periods in 2022 of general market volatility and underperformance. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board has identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen California High Yield Municipal Bond Fund (the “California High Yield Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2021, the Fund ranked in the first quartile of its Performance Peer Group for such periods. Further, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2022 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-
year period ended March 31, 2022, the Fund ranked in the first quartile of its Performance Peer Group for the three- and five-year periods ended
March 31, 2022. In its review, the Board recognized that the Performance Peer Group was classified as low for relevancy. Based on its review, the
Board was generally satisfied with the Fund’s overall performance.
For Nuveen California Municipal Bond Fund (the “California Fund”), the Board noted that although the Fund ranked in the fourth quartile of its
Performance Peer Group for the one-year period ended December 31, 2021, the Fund ranked in the third quartile for the three- and five-year periods ended December 31, 2021 and outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2021. Although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2022 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended March 31, 2022, the Fund ranked in the third quartile of its
Performance Peer Group for the three- and five-year periods ended March 31, 2022. Based on its review, the Board was generally satisfied with the
Fund’s overall performance.
For Nuveen Connecticut Municipal Bond Fund (the “Connecticut Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2021, the Fund outperformed its benchmark for the one-
year period ended December 31, 2021 and ranked in the first quartile of its Performance Peer Group for the one- and three-year periods ended
December 31, 2021 and the second quartile of its Performance Peer Group for the five-year period ended December 31, 2021. Although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2022, the Fund ranked in the third quartile of its Performance Peer Group for the one- and five-year periods ended March 31, 2022 and the second quartile for the three-year period ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Massachusetts Municipal Bond Fund (the “Massachusetts Fund”), the Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2021 and ranked in the second quartile of its Performance Peer Group for the one-
year period ended December 31, 2021 and the first quartile for the three- and five-year periods ended December 31, 2021. Although the Fund’s performance was below the performance of its benchmark for the one- and five-year periods ended March 31, 2022, the Fund outperformed its benchmark for the three-year period ended March 31, 2022 and ranked in the second quartile of its Performance Peer Group for the one- and five-year periods ended March 31, 2022 and the first quartile for the three-year period ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.

For Nuveen New Jersey Municipal Bond Fund (the “New Jersey Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2021, the Fund ranked in the third quartile of its
Performance Peer Group for the one- and three-year periods ended December 31, 2021 and the second quartile for the five-year period ended
December 31, 2021. Although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2022 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and three-year periods ended March
31, 2022, the Fund ranked in the third quartile of its Performance Peer Group for the five-year period ended March 31, 2022. The Board considered the factors that impacted Fund performance in recent periods. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen New York Municipal Bond Fund (the “New York Fund”), the Board noted that the Fund outperformed its benchmark and ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2021. Although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2022, the Fund ranked in the second quartile of its Performance Peer Group for the one- and five-year periods ended March 31, 2022 and the third quartile for the three-year period ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the
“Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology
Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $72.5 million and fund-level breakpoints reduced fees by approximately $89.1 million in 2021. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.6 million in fees for shareholders in 2021.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the California High Yield Fund had a net management fee that was slightly higher than the peer average, but a net expense ratio that was in line with the peer average; (b) the California Fund and the Massachusetts Fund each had a net management fee that was in line with the respective peer average and a net expense ratio that was below the respective peer average; (c) the Connecticut Fund had a net management fee that was higher than the peer average, but a net expense ratio that was below the peer average; (d) the New Jersey Fund had a net management fee that was slightly higher than the peer average, but a net expense ratio that was below the peer average; and (e) the New York Fund had a net management fee and a net expense ratio that were in line with the respective peer average.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include retail and institutional managed accounts, exchange-traded funds (“ETFs”) sub-advised by the
Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and private limited partnerships offered by Nuveen. With respect to the Sub-Adviser, the Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts as well as the sub-advisory fee the Sub-Adviser received for serving as sub-adviser to certain ETFs offered outside the Nuveen family.
In considering the fee data of other clients, the Board recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements will contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The
Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board reviewed, among other things, the net margins (pre-tax) for Nuveen
Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.
The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results.
The Independent Board Members also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.

In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December 31, 2021 and December 31, 2020. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar years ending December 31, 2021 and December 31,
2020 and the pre- and post-tax revenue margins from 2021 and 2020.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-
level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2021 and 2020), including the permanent expense caps applicable to the California High Yield Fund, the California Fund, the Massachusetts Fund and
the New York Fund. The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline. As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business.
Based on its review, the Board concluded that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted
that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. However, the Board noted that any benefits for the Sub-Adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the
Independent Board Members, concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), formerly, chair of its investment committee (2017-2022); formerly, Member,
Chicago Fellowship Board (philanthropy) 2005-2016); formerly,
Director, Fulcrum IT Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director,
LogicMark LLC (health services) (2012-2016); formerly, Director,
Legal & General Investment Management America, Inc. (asset
management) (2008-2013); formerly, CEO and President, Northern
Trust Global
Investments (financial services) (2004-2007); Executive Vice
President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
139
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College and the Iowa College Foundation;
formerly, Member and President Pro-Tem of the Board of Regents
for the State of Iowa University System (2007- 2013); Director
and Chairman (2009-2021), United Fire Group, a publicly
held company; Director, Public Member, American Board of
Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
139

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
139
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
139
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
139
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
139

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
139
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
139
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004)
formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
142
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
139
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Christopher E. Stickrod
1976
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2020 Senior Managing Director (since 2017) and Head of Advisory Product (since
2020), formerly, Managing Director (2016-2017) and Senior Vice President (2013-
2016) of Nuveen; Senior Managing Director of Nuveen Securities, LLC (since
2018) and of Nuveen Fund Advisors, LLC (since 2019).

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Enterprise Senior Compliance Officer of Nuveen (since 2022); formerly, Vice
President (2014-2022), Chief Compliance Officer (2017-2022); Deputy Chief
Compliance Officer (2014-2017) of BMO Funds, Inc.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Managing Director (since 2022), formerly, Vice President (2016-2022), and
Assistant Secretary (since 2016) of Nuveen Securities, LLC; Managing Director
(since 2022), formerly, Vice President (2017-2022) and Assistant Secretary (since
2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General
Counsel (since January 2022), formerly, Vice President and Associate General
Counsel of Nuveen(2013-2021); Managing Director (since 2022), formerly, Vice
President (2018-2022), Assistant Secretary and Associate General Counsel (since
2018) of Nuveen Asset Management, LLC.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since 2017);
Vice President and Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC (since 2022); Vice President and Associate General
Counsel of Nuveen (since 2017); formerly, Associate General Counsel of Jackson
National Asset Management (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director (2017-2021),
Senior Vice President (2016-2017) of Nuveen; Managing Director (since 2015) of
Nuveen Fund Advisors, LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017), of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior Managing
Director (since 2021), formerly, Managing Director (2017-2021), Vice President
(2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly,
Team Leader of Manager Oversight (2015-2017); Chartered Financial Analyst and
Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2021); Managing Director, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2021); Managing Director (since 2021)
and Assistant Secretary (since 2016) of TIAA SMA Strategies LLC; Managing
Director (since 2019, formerly, Vice President and Director), Associate General
Counsel and Assistant Secretary of College Retirement Equities Fund, TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds; Managing
Director (since 2018), formerly, Vice President and Director, Associate General
Counsel and Assistant Secretary of Teachers Insurance and Annuity Association
of America, Teacher Advisors LLC and TIAA-CREF Investment Management, LLC;
Vice President (since 2017), Associate General Counsel and Assistant Secretary
(since 2011) of Nuveen Alternative Advisors LLC; General Counsel and Assistant
Secretary of Covariance Capital Management, Inc. (2014-2017).
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel (since
2016) of Nuveen Investments, Inc., formerly, Executive Vice President (2016-
2017), Managing Director and Assistant Secretary (2008-2016); Senior Managing
Director (since 2017) and Assistant Secretary (since 2008) of Nuveen Securities,
LLC, formerly, Executive Vice President (2016-2017) and Managing Director
(2008-2016); Senior Managing Director (since 2017) and Secretary (since 2016) of
Nuveen Fund Advisors, LLC, formerly, Co-General Counsel (2011-2020), Executive
Vice President (2016-2017), Managing Director (2008-2016) and Assistant
Secretary (2007-2016); Senior Managing Director (since 2017) and Secretary
(since 2016) of Nuveen Asset Management, LLC, formerly, Associate General
Counsel (2011-2020), Executive Vice President (2016-2017) and  Managing
Director and Assistant Secretary (2011-2016); formerly, Vice President (2007-2021)
and Secretary (2016-2021) of NWQ Investment Management Company, LLC and
Santa Barbara Asset Management, LLC; Vice President and Secretary of Winslow
Capital Management, LLC (since 2010); Senior Managing Director (since 2017)
and Secretary (since 2016) of Nuveen Alternative Investments, LLC.

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director, Mutual Fund Tax and Expense Administration (since 2022), formerly, Managing Director of Mutual Fund Tax and Financial Reporting groups
(2017-2022) at Nuveen; Managing Director of Nuveen Fund Advisors, LLC (since
2019); Managing Director (since 2021), formerly, Senior Director (2016-2021) of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing
Director, Mutual Fund Tax and Expense Administration (since 2022), formerly,
Senior Director Mutual Fund Taxation (2015-2022), to the TIAA-CREF Funds, the
TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the CREF Accounts;
has held various positions with TIAA since 2004.
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017), of
Nuveen.
Trey S. Stenersen
1965
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Senior Managing Director of Teacher Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2018); Senior Managing Director (since 2019) and Chief
Risk Officer (since 2022), formerly Head of Investment Risk Management (2017-
2022) of Nuveen; Senior Managing Director (since 2018) of Nuveen Alternative
Advisors, LLC.
E. Scott Wickerham
1973
730 Third Avenue
New York, NY 10017
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance of Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting
Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF
Life Funds, the TIAA Separate Account VA-1 and the Principal Financial Officer,
Principal Accounting Officer (since 2020) and Treasurer (since 2017) to the CREF
Accounts; has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008);
and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate General
Counsel and Assistant Secretary of Nuveen Asset Management, LLC (since
2020); Vice President (since 2010) and Associate General Counsel (since 2019) of
Nuveen.
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-MS3-0223D 2809349-INV-Y-04/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Carole E. Stone, Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Ms. Stone served for five years as Director of the New York State Division of the Budget. As part of her role as Director, Ms. Stone was actively involved in overseeing the development of the State’s operating, local assistance and capital budgets, its financial plan and related documents; overseeing the development of the State’s bond-related disclosure documents and certifying that they fairly presented the State’s financial position; reviewing audits of various State and local agencies and programs; and coordinating the State’s system of internal audit and control. Prior to serving as Director, Ms. Stone worked as a budget analyst/examiner with increasing levels of responsibility over a 30 year period, including approximately five years as Deputy Budget Director. Ms. Stone has also served as Chair of the New York State Racing Association Oversight Board, as Chair of the Public Authorities Control Board, as a Commissioner on the New York State Commission on Public Authority Reform and as a member of the Boards of Directors of several New York State public authorities. These positions have involved overseeing operations and finances of certain entities and assessing the adequacy of project/entity financing and financial reporting. Ms. Stone formerly served on the Board of Directors of CBOE Global Markets, Inc. (formerly, CBOE Holdings, Inc.), the Chicago Board Options Exchange, and the C2 Options Exchange. Ms. Stone’s position on the boards of these entities and as a member of both CBOE Holdings’ Audit Committee and its Finance Committee involved, among other things, the oversight of audits, audit plans and preparation of financial statements.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that KPMG LLP, the Fund’s auditor, billed to the Fund during the Fund’s last two full fiscal years. For engagements with KPMG LLP the Audit Committee approved in advance all audit services and non-audit services that KPMG LLP provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended February 28, 2023	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen California High Yield Municipal Bond Fund	48,000	0	0	0
Nuveen California Municipal Bond Fund	28,000	0	0	0
Nuveen Connecticut Municipal Bond Fund	28,000	0	0	0
Nuveen Massachusetts Municipal Bond Fund	28,000	0	0	0
Nuveen New Jersey Municipal Bond Fund	28,000	0	0	0
Nuveen New York Municipal Bond Fund	28,000	0	0	0

Total	$188,000	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen California High Yield Municipal Bond Fund	0%	0%	0%	0%
Nuveen California Municipal Bond Fund	0%	0%	0%	0%
Nuveen Connecticut Municipal Bond Fund	0%	0%	0%	0%
Nuveen Massachusetts Municipal Bond Fund	0%	0%	0%	0%
Nuveen New Jersey Municipal Bond Fund	0%	0%	0%	0%
Nuveen New York Municipal Bond Fund	0%	0%	0%	0%

February 28, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen California High Yield Municipal Bond Fund	49,300	0	0	0
Nuveen California Municipal Bond Fund	28,300	0	0	0
Nuveen Connecticut Municipal Bond Fund	28,300	0	0	0
Nuveen Massachusetts Municipal Bond Fund	28,300	0	0	0
Nuveen New Jersey Municipal Bond Fund	28,300	0	0	0
Nuveen New York Municipal Bond Fund	28,300	0	0	0

Total	$190,800	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen California High Yield Municipal Bond Fund	0%	0%	0%	0%
Nuveen California Municipal Bond Fund	0%	0%	0%	0%
Nuveen Connecticut Municipal Bond Fund	0%	0%	0%	0%
Nuveen Massachusetts Municipal Bond Fund	0%	0%	0%	0%
Nuveen New Jersey Municipal Bond Fund	0%	0%	0%	0%
Nuveen New York Municipal Bond Fund	0%	0%	0%	0%

Fiscal Year Ended February 28, 2023	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen MultiState Trust II	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended February 28, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen MultiState Trust II	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended February 28, 2023	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen California High Yield Municipal Bond Fund	0	0	0	0
Nuveen California Municipal Bond Fund	0	0	0	0
Nuveen Connecticut Municipal Bond Fund	0	0	0	0
Nuveen Massachusetts Municipal Bond Fund	0	0	0	0
Nuveen New Jersey Municipal Bond Fund	0	0	0	0
Nuveen New York Municipal Bond Fund	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended February 28, 2022	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen California High Yield Municipal Bond Fund	0	0	0	0
Nuveen California Municipal Bond Fund	0	0	0	0
Nuveen Connecticut Municipal Bond Fund	0	0	0	0
Nuveen Massachusetts Municipal Bond Fund	0	0	0	0
Nuveen New Jersey Municipal Bond Fund	0	0	0	0
Nuveen New York Municipal Bond Fund	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust II

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: May 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: May 5, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: May 5, 2023